Hartford Core Bond ETF
Schedule of Investments
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1%
	Asset-Backed - Automobile - 2.4%
$ 30,000	American Credit Acceptance Receivables Trust 4.55%, 10/13/2026(1)	$ 29,640
440,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	439,542
375,000	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	375,515
579,000	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	578,960
	DT Auto Owner Trust
140,000	5.19%, 10/16/2028(1)	139,043
155,000	5.41%, 02/15/2029(1)	155,041
215,000	Enterprise Fleet Financing LLC 5.42%, 10/22/2029(1)	217,936
	Exeter Automobile Receivables Trust
225,000	2.18%, 06/15/2026	221,074
155,000	4.57%, 01/15/2027	152,732
210,000	5.72%, 04/15/2027	209,992
87,000	6.03%, 08/16/2027	87,562
	Flagship Credit Auto Trust
259,000	4.69%, 07/17/2028(1)	255,480
77,000	5.05%, 01/18/2028(1)	76,404
195,000	5.21%, 05/15/2028(1)	195,061
45,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	44,469
445,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	446,815
105,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	102,043
	Santander Drive Auto Receivables Trust
380,000	4.42%, 11/15/2027	374,116
120,000	4.43%, 03/15/2027	118,100
85,000	4.72%, 06/15/2027	83,882
160,000	4.98%, 02/15/2028	158,906
350,000	5.95%, 01/17/2028	355,604
158,487	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	158,207
	Westlake Automobile Receivables Trust
105,000	1.65%, 02/17/2026(1)	100,176
280,000	4.31%, 09/15/2027(1)	274,292
90,000	5.41%, 01/18/2028(1)	90,061
400,000	6.14%, 03/15/2028(1)	405,976
145,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	146,032
		5,992,661
	Asset-Backed - Finance & Insurance - 4.3%
380,000	Bain Capital Credit CLO Ltd. 6.44%, 07/25/2034, 3 mo. USD LIBOR + 1.18%(1)(2)	371,545
553,699	Barings CLO Ltd. 6.44%, 10/20/2030, 3 mo. USD LIBOR + 1.190%(1)(2)	548,702
56,309	BHG Securitization Trust 0.90%, 10/17/2034(1)	53,727
250,000	BlueMountain CLO XXIV Ltd. 6.35%, 04/20/2034, 3 mo. USD LIBOR + 1.10%(1)(2)	243,163
470,000	BlueMountain CLO XXXI Ltd. 6.42%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	461,385
460,000	BlueMountain CLO XXXIII Ltd. 6.11%, 11/20/2034, 3 mo. USD LIBOR + 1.190%(1)(2)	449,219
246,409	Carlyle Global Market Strategies CLO Ltd. 5.91%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	243,715
270,000	Carlyle U.S. CLO Ltd. 6.27%, 04/20/2031, 3 mo. USD LIBOR + 1.02%(1)(2)	266,719
300,000	CIFC Funding Ltd. 6.42%, 10/20/2034, 3 mo. USD LIBOR + 1.170%(1)(2)	294,400
148,125	DB Master Finance LLC 2.79%, 11/20/2051(1)	119,089
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Asset-Backed - Finance & Insurance - 4.3% - (continued)
$ 270,000	Dryden 55 CLO Ltd. 6.28%, 04/15/2031, 3 mo. USD LIBOR + 1.02%(1)(2)	$ 267,319
410,000	Dryden 86 CLO Ltd. 6.36%, 07/17/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	400,157
640,000	FS Rialto Issuer LLC 6.20%, 11/16/2036, 1 mo. USD LIBOR + 1.250%(1)(2)	616,241
772,515	Galaxy XXIV CLO Ltd. 6.38%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	764,591
270,000	Madison Park Funding XXII Ltd. 6.52%, 01/15/2033, 3 mo. USD LIBOR + 1.26%(1)(2)	266,360
250,000	Magnetite XVII Ltd. 6.35%, 07/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	247,931
16,904	Marlette Funding Trust 0.65%, 12/15/2031(1)	16,836
330,000	MF1 Ltd. 6.53%, 02/19/2037, 1 mo. USD SOFR + 1.75%(1)(2)	319,490
255,000	Octagon Investment Partners 45 Ltd. 6.33%, 04/15/2035, 3 mo. USD SOFR + 1.340%(1)(2)	247,094
785,000	Octagon Investment Partners XXI Ltd. 5.87%, 02/14/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	771,911
	Progress Residential Trust
402,826	1.51%, 10/17/2038(1)	354,215
106,954	4.45%, 06/17/2039(1)	103,133
345,000	Regatta VI Funding Ltd. 6.41%, 04/20/2034, 3 mo. USD LIBOR + 1.16%(1)(2)	337,237
785,000	Sound Point CLO XIX Ltd. 6.26%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	770,666
390,000	Sound Point CLO XXIX Ltd. 6.33%, 04/25/2034, 3 mo. USD LIBOR + 1.07%(1)(2)	379,000
92,048	Upstart Securitization Trust 0.84%, 09/20/2031(1)	89,884
660,000	Venture 37 CLO Ltd. 6.41%, 07/15/2032, 3 mo. USD LIBOR + 1.150%(1)(2)	647,725
390,000	Venture 42 CLO Ltd. 6.39%, 04/15/2034, 3 mo. USD LIBOR + 1.13%(1)(2)	379,702
150,000	Venture 43 CLO Ltd. 6.50%, 04/15/2034, 3 mo. USD LIBOR + 1.24%(1)(2)	145,335
250,000	Voya CLO Ltd. 6.45%, 10/18/2031, 3 mo. USD LIBOR + 1.19%(1)(2)	247,912
300,000	Wellfleet CLO X Ltd. 6.42%, 07/20/2032, 3 mo. USD LIBOR + 1.17%(1)(2)	294,851
		10,719,254
	Asset-Backed - Student Loan - 0.3%
	Navient Private Education Refi Loan Trust
165,836	0.97%, 12/16/2069(1)	143,500
277,569	1.11%, 02/18/2070(1)	238,815
340,000	5.51%, 10/15/2071(1)	340,614
		722,929
	Commercial Mortgage-Backed Securities - 4.5%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	209,199
	BBCMS Mortgage Trust
125,000	3.66%, 04/15/2055(3)	113,560
120,000	4.60%, 06/15/2055(3)	116,855
175,000	5.44%, 12/15/2055(3)	181,895
55,000	5.71%, 12/15/2055(3)	58,185
	Benchmark Mortgage Trust
561,239	1.63%, 01/15/2054(3)(4)	49,251
616,915	1.91%, 07/15/2053(3)(4)	46,687
	BX Commercial Mortgage Trust
480,000	5.65%, 09/15/2036(1)(2)	463,175
175,387	5.92%, 10/15/2036, 1 mo. USD SOFR + 1.03%(1)(2)	173,515
630,000	BX Trust 5.85%, 10/15/2036(1)(2)	608,117

1

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
$ 215,000	CAMB Commercial Mortgage Trust 6.02%, 12/15/2037, 1 mo. USD LIBOR + 1.070%(1)(2)	$ 212,096
53,911	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	52,392
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	85,630
35,000	3.18%, 02/10/2048	33,507
150,000	3.31%, 03/10/2048	143,835
110,000	3.38%, 01/10/2039(1)	90,724
210,000	3.73%, 08/10/2049(1)(3)	200,095
30,000	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	29,273
97,732	CSMC Trust 2.26%, 08/15/2037(1)	88,070
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	266,581
	DBJPM Mortgage Trust
467,575	1.83%, 09/15/2053(3)(4)	31,122
29,575	3.04%, 05/10/2049	28,391
154,128	FirstKey Homes Trust 4.15%, 05/17/2039(1)	147,290
	FREMF Mortgage Trust
295,000	3.73%, 04/25/2048(1)(3)	286,140
90,000	3.80%, 11/25/2049(1)(3)	87,027
230,000	3.89%, 07/25/2026(1)(3)	219,205
225,000	4.08%, 06/25/2049(1)(3)	216,635
315,000	4.28%, 08/25/2047(1)(3)	308,181
45,000	GS Mortgage Securities Corp. Trust 5.62%, 08/15/2036, 1 mo. USD SOFR + 0.73%(1)(2)	44,501
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	351,650
200,000	Hawaii Hotel Trust 6.10%, 05/15/2038, 1 mo. USD LIBOR + 1.150%(1)(2)	196,237
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	1,016,099
	JPMBB Commercial Mortgage Securities Trust
51,077	3.56%, 12/15/2048	49,487
635,000	3.58%, 03/17/2049	604,117
	JPMDB Commercial Mortgage Securities Trust
90,591	2.95%, 06/15/2049	86,737
632,000	3.14%, 12/15/2049	581,918
134,971	3.24%, 10/15/2050	129,320
722,483	Life Mortgage Trust 5.70%, 03/15/2038, 1 mo. USD SOFR + 0.81%(1)(2)	702,295
210,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	202,183
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	46,483
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	343,102
719,000	3.43%, 03/15/2059	680,704
50,192	3.52%, 12/15/2048	48,647
420,000	3.64%, 03/15/2050	391,261
235,000	3.81%, 12/15/2048	225,698
	Wells Fargo NA
3,991,682	0.76%, 11/15/2062(3)(4)	137,230
955,256	1.10%, 02/15/2052(3)(4)	39,095
999,221	1.20%, 02/15/2056(3)(4)	69,108
1,480,980	1.44%, 11/15/2053(3)(4)	108,362
1,251,885	1.88%, 03/15/2063(3)(4)	122,069
170,000	2.04%, 02/15/2054	138,677
145,000	4.41%, 11/15/2061(3)	140,884
		11,002,497
	Other Asset-Backed Securities - 4.2%
	Affirm Asset Securitization Trust
16,163	1.90%, 01/15/2025(1)	15,915
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Other Asset-Backed Securities - 4.2% - (continued)
$ 5,485	3.46%, 10/15/2024(1)	$ 5,453
210,000	6.61%, 01/18/2028(1)	209,944
126,173	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	125,415
100,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.05%, 05/15/2036, 1 mo. USD LIBOR + 1.10%(1)(2)	97,280
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	146,104
315,000	Benefit Street Partners CLO XXXI Ltd. 7.22%, 04/25/2036, 3 mo. USD SOFR + 2.35%(1)(2)	314,006
190,000	CCG Receivables Trust 5.82%, 09/16/2030(1)	191,453
95,000	CNH Equipment Trust 4.77%, 10/15/2030	95,549
709,275	DB Master Finance LLC 4.35%, 05/20/2049(1)	671,063
309,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	312,964
	Domino's Pizza Master Issuer LLC
151,900	2.66%, 04/25/2051(1)	131,062
435,375	3.67%, 10/25/2049(1)	387,720
208,450	4.12%, 07/25/2047(1)	196,735
295,000	Elmwood CLO Ltd. 7.31%, 04/16/2036, 3 mo. USD SOFR + 2.25%(1)(2)	293,913
250,000	Invesco U.S. CLO Ltd. 7.16%, 04/21/2036, 3 mo. USD SOFR + 2.30%(1)(2)	249,068
270,000	KKR CLO 21 Ltd. 6.26%, 04/15/2031, 3 mo. USD LIBOR + 1.00%(1)(2)	267,534
215,000	Kubota Credit Owner Trust 5.02%, 06/15/2027(1)	216,001
330,000	New Residential Advance Receivables Trust Advance Receivables Backed 1.43%, 08/15/2053(1)	324,172
305,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	297,985
410,000	Octagon 61 Ltd. 7.42%, 04/20/2036, 3 mo. USD SOFR + 2.35%(1)(2)	410,000
	PRET LLC
186,957	1.74%, 07/25/2051(1)(5)	171,665
512,701	1.84%, 09/25/2051(1)(5)	466,558
125,909	1.87%, 07/25/2051(1)(5)	113,303
526,949	2.49%, 10/25/2051(1)(5)	488,500
429,936	Pretium Mortgage Credit Partners I LLC 2.36%, 10/27/2060(1)(5)	404,098
232,380	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(5)	219,508
	Progress Residential Trust
144,176	3.20%, 04/17/2039(1)	133,232
399,297	4.44%, 05/17/2041(1)	385,871
179,717	4.75%, 10/27/2039(1)	176,357
100,000	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	95,769
290,000	RR 26 Ltd. 6.98%, 04/15/2038, 3 mo. USD SOFR + 2.25%(1)(2)	286,872
38,759	SCF Equipment Leasing LLC 1.19%, 10/20/2027(1)	38,190
18,718	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	18,358
60,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	54,669
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	67,711
350,000	Texas Debt Capital CLO Ltd. 7.12%, 04/20/2036, 3 mo. USD SOFR + 2.30%(1)(2)	346,467
655,000	Tricon Residential Trust 3.86%, 04/17/2039(1)	619,999
27,615	Upstart Securitization Trust 0.83%, 07/20/2031(1)	27,210
235,000	Vantage Data Centers LLC 1.65%, 09/15/2045(1)	211,722
255,170	VOLT CIII LLC 1.99%, 08/25/2051(1)(5)	235,626

2

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Other Asset-Backed Securities - 4.2% - (continued)
$ 196,845	VOLT XCIII LLC 1.89%, 02/27/2051(1)(5)	$ 179,796
150,366	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	139,767
180,468	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	166,360
102,452	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	94,887
201,412	Wendy's Funding LLC 2.37%, 06/15/2051(1)	168,886
98,750	Wingstop Funding LLC 2.84%, 12/05/2050(1)	87,072
		10,357,789
	Whole Loan Collateral CMO - 8.4%
310,835	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(5)	283,428
	Angel Oak Mortgage Trust
96,963	0.91%, 01/25/2066(1)(3)	80,099
329,482	0.95%, 07/25/2066(1)(3)	265,083
60,454	0.99%, 04/25/2053(1)(3)	54,861
79,839	0.99%, 04/25/2066(1)(3)	65,977
213,783	1.04%, 01/20/2065(1)(3)	173,903
158,883	1.07%, 05/25/2066(1)(3)	131,667
475,450	1.46%, 09/25/2066(1)(3)	382,793
31,452	1.47%, 06/25/2065(1)(3)	28,361
49,127	1.69%, 04/25/2065(1)(3)	44,834
238,682	1.82%, 11/25/2066(1)(3)	203,398
613,959	2.88%, 12/25/2066(1)(5)	542,038
27,809	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	26,193
160,149	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	141,565
	BRAVO Residential Funding Trust
57,594	0.94%, 02/25/2049(1)(3)	51,672
79,539	0.97%, 03/25/2060(1)(3)	73,790
402,424	1.62%, 03/01/2061(1)(5)	366,373
	Bunker Hill Loan Depositary Trust
53,914	1.72%, 02/25/2055(1)(3)	51,450
27,233	2.88%, 07/25/2049(1)(5)	25,565
74,283	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	62,655
423,804	CIM Trust 1.43%, 07/25/2061(1)(3)	368,117
	COLT Mortgage Loan Trust
37,534	0.80%, 07/27/2054(1)	32,290
131,995	0.91%, 06/25/2066(1)(3)	107,030
210,397	0.92%, 08/25/2066(1)(3)	168,983
392,419	0.96%, 09/27/2066(1)(3)	313,384
491,189	1.11%, 10/25/2066(1)(3)	395,061
53,133	1.33%, 10/26/2065(1)(3)	47,759
32,924	1.51%, 04/27/2065(1)(3)	30,690
555,482	2.28%, 12/27/2066(1)(3)	486,658
94,728	4.30%, 03/25/2067(1)(3)	91,539
251,372	COLT Trust 1.39%, 01/25/2065(1)(3)	210,731
	CSMC Trust
96,621	0.83%, 03/25/2056(1)(3)	78,194
200,232	0.94%, 05/25/2066(1)(3)	158,838
492,314	1.17%, 07/25/2066(1)(3)	397,970
173,173	1.18%, 02/25/2066(1)(3)	144,220
89,460	1.21%, 05/25/2065(1)(5)	80,996
80,889	1.80%, 12/27/2060(1)(3)	72,946
244,120	1.84%, 10/25/2066(1)(3)	200,308
165,741	2.00%, 01/25/2060(1)(3)	145,624
596,221	2.27%, 11/25/2066(1)(3)	517,226
	Deephaven Residential Mortgage Trust
28,522	0.72%, 05/25/2065(1)(3)	25,563
55,901	0.90%, 04/25/2066(1)(3)	48,156
	Ellington Financial Mortgage Trust
33,771	0.80%, 02/25/2066(1)(3)	28,431
61,277	0.93%, 06/25/2066(1)(3)	49,626
25,583	1.18%, 10/25/2065(1)(3)	23,088
345,816	1.24%, 09/25/2066(1)(3)	271,317
275,920	2.21%, 01/25/2067(1)(3)	234,233
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 66,779	Federal National Mortgage Association Connecticut Avenue Securities 7.37%, 07/25/2042, 1 mo. USD SOFR + 2.55%(1)(2)	$ 67,614
586,682	FirstKey Homes Trust 4.25%, 07/17/2039(1)	562,886
	GCAT Trust
111,067	0.87%, 01/25/2066(1)(3)	97,323
115,096	1.04%, 05/25/2066(1)(3)	93,159
338,037	1.09%, 08/25/2066(1)(3)	265,205
481,119	1.26%, 07/25/2066(1)(3)	381,545
23,676	1.56%, 04/25/2065(1)(5)	21,594
180,381	1.92%, 08/25/2066(1)(3)	157,056
10,326	2.25%, 01/25/2060(1)(5)	9,742
	Imperial Fund Mortgage Trust
190,055	1.07%, 09/25/2056(1)(3)	154,551
581,248	2.09%, 01/25/2057(1)(3)	484,036
650,731	3.64%, 03/25/2067(1)(5)	599,636
	Legacy Mortgage Asset Trust
94,015	1.65%, 11/25/2060(1)(5)	84,198
82,558	1.75%, 04/25/2061(1)(5)	74,553
111,776	1.75%, 07/25/2061(1)(5)	100,789
	MetLife Securitization Trust
40,102	3.75%, 03/25/2057(1)(3)	37,979
38,030	3.75%, 04/25/2058(1)(3)	36,890
	MFA Trust
24,018	1.01%, 01/26/2065(1)(3)	22,129
143,452	1.03%, 11/25/2064(1)(3)	120,030
72,252	1.15%, 04/25/2065(1)(3)	66,424
	Mill City Mortgage Loan Trust
89,146	3.25%, 10/25/2069(1)(3)	85,121
27,346	3.50%, 05/25/2058(1)(3)	26,674
	New Residential Mortgage Loan Trust
82,550	0.94%, 07/25/2055(1)(3)	70,864
57,032	0.94%, 10/25/2058(1)(3)	51,626
395,378	1.16%, 11/27/2056(1)(3)	326,424
19,896	1.65%, 05/24/2060(1)(3)	18,510
542,883	2.28%, 04/25/2061(1)(3)	469,007
94,763	3.50%, 12/25/2057(1)(3)	90,033
15,522	3.75%, 03/25/2056(1)(3)	14,516
42,504	3.75%, 11/25/2058(1)(3)	39,826
182,051	4.00%, 03/25/2057(1)(3)	172,808
197,810	4.00%, 12/25/2057(1)(3)	188,089
240,475	NMLT Trust 1.19%, 05/25/2056(1)(3)	197,457
	OBX Trust
245,971	1.05%, 07/25/2061(1)(3)	188,588
162,161	1.07%, 02/25/2066(1)(3)	135,005
487,357	2.31%, 11/25/2061(1)(3)	418,860
	Preston Ridge Partners Mortgage LLC
90,861	1.32%, 07/25/2051(1)(5)	80,955
234,972	1.74%, 09/25/2026(1)(3)	220,967
155,391	1.79%, 06/25/2026(1)(5)	144,164
230,683	1.79%, 07/25/2026(1)(5)	213,605
258,462	1.87%, 04/25/2026(1)(5)	244,293
358,306	1.87%, 08/25/2026(1)(5)	335,793
59,783	2.12%, 03/25/2026(1)(3)	56,681
51,759	2.36%, 11/25/2025(1)(5)	49,693
457,818	2.36%, 10/25/2026(1)(5)	427,133
59,528	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	54,731
19,132	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	17,668
129,021	STAR Trust 1.22%, 05/25/2065(1)(3)	111,846
	Starwood Mortgage Residential Trust
45,656	0.94%, 05/25/2065(1)(3)	41,410
401,969	1.16%, 08/25/2056(1)(3)	333,470

3

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.1% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 19,664	1.49%, 04/25/2065(1)(3)	$ 18,429
372,614	1.92%, 11/25/2066(1)(3)	309,621
190,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(5)	183,870
	Towd Point Mortgage Trust
116,320	1.75%, 10/25/2060(1)	101,854
134,800	2.16%, 01/25/2052(1)(3)	131,363
48,679	2.75%, 10/25/2056(1)(3)	47,815
156,408	2.75%, 06/25/2057(1)(3)	148,669
74,833	2.75%, 07/25/2057(1)(3)	72,768
143,390	2.75%, 10/25/2057(1)(3)	136,840
47,976	2.90%, 10/25/2059(1)(3)	44,937
354,483	2.92%, 11/30/2060(1)(3)	286,661
35,882	3.25%, 03/25/2058(1)(3)	34,464
185,558	3.75%, 03/25/2058(1)(3)	176,513
161,504	TRK Trust 1.15%, 07/25/2056(1)(3)	137,359
	VCAT LLC
127,470	1.74%, 05/25/2051(1)(5)	116,035
690,934	1.87%, 08/25/2051(1)(5)	631,767
491,895	1.92%, 09/25/2051(1)(5)	451,662
51,474	2.12%, 03/27/2051(1)(5)	48,910
	Verus Securitization Trust
78,299	0.92%, 02/25/2064(1)(3)	67,259
167,992	0.94%, 07/25/2066(1)(3)	137,610
426,101	1.01%, 09/25/2066(1)(3)	356,083
66,949	1.03%, 02/25/2066(1)(3)	57,466
51,126	1.22%, 05/25/2065(1)(5)	46,788
34,039	1.50%, 05/25/2065(1)(5)	31,340
260,539	1.82%, 11/25/2066(1)(3)	223,852
517,785	1.83%, 10/25/2066(1)(3)	442,278
33,841	2.69%, 11/25/2059(1)(3)	32,273
372,414	2.72%, 01/25/2067(1)(5)	334,485
		20,856,810
	Total Asset & Commercial Mortgage-Backed Securities (cost $64,477,045)	$ 59,651,940
CORPORATE BONDS - 25.0%
	Aerospace/Defense - 0.3%
	Boeing Co.
241,000	5.04%, 05/01/2027	$ 241,706
60,000	5.15%, 05/01/2030	60,316
155,000	Lockheed Martin Corp. 4.95%, 10/15/2025	157,476
270,000	Northrop Grumman Corp. 5.15%, 05/01/2040	271,092
	Raytheon Technologies Corp.
110,000	5.15%, 02/27/2033	114,101
35,000	5.38%, 02/27/2053	36,773
		881,464
	Agriculture - 0.8%
253,000	BAT Capital Corp. 7.75%, 10/19/2032	281,233
	Cargill, Inc.
255,000	2.13%, 11/10/2031(1)	211,336
170,000	4.00%, 06/22/2032(1)	161,535
135,000	4.75%, 04/24/2033(1)	135,706
	Philip Morris International, Inc.
370,000	4.88%, 02/15/2028	372,583
315,000	5.13%, 11/17/2027	322,043
250,000	5.13%, 02/15/2030	252,128
25,000	5.38%, 02/15/2033	25,478
110,000	5.63%, 11/17/2029	114,627
155,000	Reynolds American, Inc. 5.70%, 08/15/2035	148,224
		2,024,893
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Auto Manufacturers - 0.2%
$ 245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	$ 245,775
250,000	Mercedes-Benz Finance North America LLC 4.95%, 03/30/2025(1)	250,099
		495,874
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
111,000	4.35%, 06/01/2040	105,428
120,000	4.60%, 04/15/2048	114,898
200,000	Diageo Capital PLC 2.00%, 04/29/2030	172,163
		392,489
	Biotechnology - 0.8%
	Amgen, Inc.
130,000	5.15%, 03/02/2028	132,825
60,000	5.25%, 03/02/2030	61,542
245,000	5.25%, 03/02/2033	251,659
125,000	5.75%, 03/02/2063	129,354
	CSL Finance PLC
230,000	4.05%, 04/27/2029(1)	222,998
170,000	4.25%, 04/27/2032(1)	165,404
250,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	206,428
	Royalty Pharma PLC
180,000	1.75%, 09/02/2027	157,530
280,000	2.15%, 09/02/2031	222,998
440,000	2.20%, 09/02/2030	360,220
		1,910,958
	Chemicals - 0.4%
366,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	369,904
320,000	Nutrien Ltd. 4.90%, 03/27/2028	320,719
	Sherwin-Williams Co.
302,000	2.30%, 05/15/2030	257,059
2,000	2.95%, 08/15/2029	1,805
		949,487
	Commercial Banks - 6.6%
	Bank of America Corp.
435,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	346,408
55,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	44,969
1,375,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	1,148,116
671,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.21% thereafter)(6)	626,795
300,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	301,246
225,000	Bank of New York Mellon Corp. 4.95%, 04/26/2027 (4.95% fixed rate until 04/26/2026; thereafter)(6)	226,363
200,000	Barclays PLC 7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.30% thereafter)(6)	213,440
	BNP Paribas SA
400,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.07% thereafter)(1)(6)	372,683
225,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 12 mo. USD CMT + 1.45% thereafter)(1)(6)	225,585

4

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 250,000	BPCE SA 2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(6)	$ 220,650
400,000	Credit Agricole SA 5.30%, 07/12/2028(1)	408,974
250,000	Credit Suisse AG 7.50%, 02/15/2028	266,250
	Credit Suisse Group AG
250,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	247,433
530,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	537,773
	Deutsche Bank AG
460,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(6)	408,952
150,000	3.04%, 05/28/2032, (3.04% fixed rate until 05/28/2031; 6 mo. USD SOFR + 1.72% thereafter)(6)	119,490
150,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(6)	152,249
	Goldman Sachs Group, Inc.
335,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(6)	299,408
55,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	43,964
200,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	163,114
336,000	2.60%, 02/07/2030	290,147
470,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	391,996
55,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(6)	45,691
80,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 6 mo. USD SOFR + 1.41% thereafter)(6)	68,820
65,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(6)	63,694
	HSBC Holdings PLC
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	177,978
230,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	194,721
200,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.19% thereafter)(6)	163,542
205,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.53% thereafter)(6)	196,488
200,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.53% thereafter)(6)	183,401
245,000	5.21%, 08/11/2028, (5.21% fixed rate until 08/11/2027; 3 mo. USD SOFR + 2.610% thereafter)(6)	243,509
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 610,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	$ 603,623
200,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	205,318
	JP Morgan Chase & Co.
1,178,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(6)	1,124,595
325,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	270,056
30,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(6)	29,117
30,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	30,032
200,000	Lloyds Banking Group PLC 5.87%, 03/06/2029 (5.87% fixed rate until 03/06/2028; thereafter)(6)	203,838
250,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	236,820
	Morgan Stanley
35,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(6)	31,448
400,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	315,276
95,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	75,450
475,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.00% thereafter)(6)	433,216
317,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	273,216
91,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(6)	79,958
180,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 6 mo. USD SOFR + 1.61% thereafter)(6)	174,247
255,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(6)	255,784
405,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	407,261
40,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 year USD CMT + 2.43% thereafter)(6)	40,146
445,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 12 mo. USD CMT + 1.35% thereafter)(6)	449,680
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)	252,430
	Societe Generale SA
610,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.20% thereafter)(1)(6)	574,102

5

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 305,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.55% thereafter)(1)(6)	$ 310,768
200,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.45% thereafter)(1)(6)	216,114
205,000	UBS Group AG 4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.75% thereafter)(1)(6)	197,370
	Wells Fargo & Co.
364,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.83% thereafter)(6)	348,079
185,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	161,460
295,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	291,940
120,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	117,146
161,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 6 mo. USD SOFR + 4.50% thereafter)(6)	151,257
120,000	5.39%, 04/24/2034, 6 mo. USD SOFR + 2.02%(6)	121,720
		16,375,316
	Commercial Services - 0.0%
	Howard University
100,000	2.90%, 10/01/2031	85,099
70,000	3.48%, 10/01/2041	54,087
		139,186
	Diversified Financial Services - 0.3%
	Capital One Financial Corp.
50,000	3.75%, 03/09/2027	46,759
510,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	490,799
45,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	44,194
	Intercontinental Exchange, Inc.
75,000	4.35%, 06/15/2029	73,968
40,000	4.60%, 03/15/2033	39,873
30,000	4.95%, 06/15/2052	29,799
		725,392
	Electric - 4.0%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	75,550
42,000	4.15%, 08/15/2044	36,340
247,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	235,170
95,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	82,708
195,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	141,600
	Dominion Energy, Inc.
49,000	3.38%, 04/01/2030	44,635
446,000	5.38%, 11/15/2032	456,906
10,000	6.30%, 03/15/2033	11,012
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Electric - 4.0% - (continued)
	Duke Energy Corp.
$ 1,245,000	2.55%, 06/15/2031	$ 1,047,111
120,000	3.75%, 09/01/2046	94,245
215,000	4.50%, 08/15/2032	208,338
82,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	60,454
140,000	Duke Energy Ohio, Inc. 5.25%, 04/01/2033	145,110
205,000	Enel Finance International NV 5.00%, 06/15/2032(1)	194,654
314,000	Evergy, Inc. 2.90%, 09/15/2029	281,768
315,000	Eversource Energy 5.45%, 03/01/2028	326,107
225,000	Exelon Corp. 5.15%, 03/15/2028	229,574
80,000	Florida Power & Light Co. 5.10%, 04/01/2033	83,282
	Georgia Power Co.
71,000	4.30%, 03/15/2042	62,915
55,000	4.70%, 05/15/2032	54,779
172,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	152,278
100,000	Kentucky Utilities Co. 5.45%, 04/15/2033	104,245
100,000	Louisville Gas & Electric Co. 5.45%, 04/15/2033	104,168
15,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	15,246
	National Rural Utilities Cooperative Finance Corp.
235,000	4.15%, 12/15/2032	224,680
70,000	4.80%, 03/15/2028	70,744
65,000	5.80%, 01/15/2033	69,890
	NextEra Energy Capital Holdings, Inc.
504,000	2.25%, 06/01/2030	427,040
445,000	4.63%, 07/15/2027	444,661
60,000	5.05%, 02/28/2033	60,547
40,000	6.05%, 03/01/2025	40,640
184,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	168,661
	Pacific Gas & Electric Co.
800,000	2.50%, 02/01/2031	647,294
175,000	3.25%, 06/01/2031	147,783
215,000	4.55%, 07/01/2030	199,535
220,000	4.95%, 07/01/2050	179,106
480,000	5.45%, 06/15/2027	475,960
85,000	6.15%, 01/15/2033	86,108
50,000	6.75%, 01/15/2053	51,144
10,000	Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	10,037
324,000	Puget Energy, Inc. 3.65%, 05/15/2025	313,571
	Sempra Energy
47,000	3.40%, 02/01/2028	44,277
162,000	4.00%, 02/01/2048	131,863
	Southern California Edison Co.
232,000	2.25%, 06/01/2030	198,608
75,000	2.75%, 02/01/2032	64,619
72,000	2.85%, 08/01/2029	65,069
166,000	3.65%, 02/01/2050	128,936
2,000	4.00%, 04/01/2047	1,652
100,000	5.30%, 03/01/2028	102,498
75,000	5.85%, 11/01/2027	78,783
	Southern Co.
4,000	3.25%, 07/01/2026	3,828
658,000	3.70%, 04/30/2030	615,367
235,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	237,807
210,000	Virginia Electric & Power Co. 5.00%, 04/01/2033	212,290
100,000	Xcel Energy, Inc. 4.60%, 06/01/2032	98,079
		9,849,272
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
495,000	4.28%, 03/15/2032(1)	439,086

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Entertainment - 0.4% - (continued)
$ 30,000	5.05%, 03/15/2042(1)	$ 24,578
660,000	5.14%, 03/15/2052(1)	526,941
		990,605
	Food - 0.2%
337,000	Conagra Brands, Inc. 4.85%, 11/01/2028	336,046
65,000	General Mills, Inc. 4.95%, 03/29/2033	66,089
		402,135
	Gas - 0.4%
65,000	Boston Gas Co. 3.76%, 03/16/2032(1)	58,719
325,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	312,785
145,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	150,086
	NiSource, Inc.
105,000	1.70%, 02/15/2031	84,259
317,000	3.49%, 05/15/2027	303,078
132,000	3.60%, 05/01/2030	122,493
		1,031,420
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
445,000	6.05%, 04/15/2028(1)	448,418
165,000	6.30%, 02/15/2030(1)	167,828
		616,246
	Healthcare - Products - 0.4%
400,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	361,602
295,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030(1)	310,053
370,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	343,675
		1,015,330
	Healthcare - Services - 0.5%
117,000	CommonSpirit Health 2.76%, 10/01/2024	113,499
	Elevance Health, Inc.
25,000	2.25%, 05/15/2030	21,469
107,000	2.88%, 09/15/2029	97,606
10,000	5.35%, 10/15/2025	10,127
225,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	168,160
25,000	Sutter Health 3.36%, 08/15/2050	18,172
	UnitedHealth Group, Inc.
87,000	4.75%, 07/15/2045	84,884
35,000	4.95%, 05/15/2062	34,375
277,000	5.30%, 02/15/2030	292,144
190,000	5.35%, 02/15/2033	202,285
65,000	5.88%, 02/15/2053	73,348
65,000	6.05%, 02/15/2063	74,729
		1,190,798
	Household Products - 0.2%
	Kenvue, Inc.
155,000	5.10%, 03/22/2043(1)	160,573
245,000	5.50%, 03/22/2025(1)	248,980
		409,553
	Insurance - 0.9%
	Aon Corp./Aon Global Holdings PLC
100,000	3.90%, 02/28/2052	80,440
65,000	5.35%, 02/28/2033	67,123
350,000	Athene Global Funding 2.65%, 10/04/2031(1)	269,216
290,000	Brighthouse Financial Global Funding 1.75%, 01/13/2025(1)	271,500
170,000	Corebridge Financial, Inc. 3.85%, 04/05/2029(1)	154,636
415,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	353,832
180,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	170,356
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Insurance - 0.9% - (continued)
$ 470,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	$ 393,631
190,000	Principal Financial Group, Inc. 5.38%, 03/15/2033	192,992
309,000	Willis North America, Inc. 2.95%, 09/15/2029	272,833
		2,226,559
	Internet - 0.1%
285,000	Amazon.com, Inc. 4.10%, 04/13/2062	247,557
	Investment Company Security - 0.2%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	451,952
	Machinery-Diversified - 0.2%
630,000	Otis Worldwide Corp. 2.57%, 02/15/2030	553,831
	Media - 1.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
40,000	3.50%, 03/01/2042	26,905
315,000	3.90%, 06/01/2052	205,080
667,000	4.20%, 03/15/2028	631,717
380,000	4.40%, 12/01/2061	254,553
190,000	4.80%, 03/01/2050	142,118
173,000	5.13%, 07/01/2049	135,134
	Comcast Corp.
59,000	2.94%, 11/01/2056	39,187
434,000	3.20%, 07/15/2036	367,948
130,000	3.75%, 04/01/2040	112,079
190,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	157,104
	Discovery Communications LLC
23,000	4.13%, 05/15/2029	21,231
100,000	4.65%, 05/15/2050	75,581
362,000	5.20%, 09/20/2047	296,364
70,000	5.30%, 05/15/2049	57,185
	Paramount Global
60,000	4.20%, 06/01/2029	55,512
230,000	4.20%, 05/19/2032	197,890
165,000	4.38%, 03/15/2043	117,993
256,000	4.95%, 01/15/2031	237,660
57,000	5.85%, 09/01/2043	48,910
		3,180,151
	Mining - 0.2%
260,000	Anglo American Capital PLC 3.88%, 03/16/2029(1)	240,237
175,000	BHP Billiton Finance USA Ltd. 4.90%, 02/28/2033	179,132
		419,369
	Office/Business Equipment - 0.0%
	CDW LLC/CDW Finance Corp.
80,000	2.67%, 12/01/2026	72,655
70,000	3.57%, 12/01/2031	58,549
		131,204
	Oil & Gas - 1.0%
	BP Capital Markets America, Inc.
95,000	2.72%, 01/12/2032	82,974
130,000	2.94%, 06/04/2051	91,324
130,000	3.38%, 02/08/2061	96,406
132,000	3.63%, 04/06/2030	126,217
225,000	4.81%, 02/13/2033	228,566
95,000	ConocoPhillips Co. 3.80%, 03/15/2052	79,596
260,000	Diamondback Energy, Inc. 6.25%, 03/15/2033	276,861

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Oil & Gas - 1.0% - (continued)
	Equinor ASA
$ 222,000	3.63%, 04/06/2040	$ 192,363
21,000	3.70%, 04/06/2050	17,697
	Exxon Mobil Corp.
202,000	4.23%, 03/19/2040	190,185
2,000	4.33%, 03/19/2050	1,860
196,000	Hess Corp. 7.30%, 08/15/2031	220,417
60,000	Ovintiv, Inc. 7.38%, 11/01/2031	65,279
275,000	Phillips 66 4.95%, 12/01/2027	277,076
285,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	287,503
	Shell International Finance BV
190,000	3.00%, 11/26/2051	137,465
175,000	3.25%, 04/06/2050	133,915
		2,505,704
	Oil & Gas Services - 0.1%
146,000	Schlumberger Holdings Corp. 4.30%, 05/01/2029(1)	142,190
	Pharmaceuticals - 0.4%
	AbbVie, Inc.
162,000	3.20%, 11/21/2029	149,323
144,000	4.25%, 11/21/2049	126,491
175,000	Cigna Group 5.40%, 03/15/2033	181,691
	CVS Health Corp.
7,000	4.13%, 04/01/2040	6,021
110,000	4.30%, 03/25/2028	108,446
180,000	5.13%, 02/21/2030	182,729
124,000	5.13%, 07/20/2045	117,183
75,000	5.25%, 02/21/2033	76,479
		948,363
	Pipelines - 1.4%
395,000	Enbridge, Inc. 5.70%, 03/08/2033	409,658
	Energy Transfer LP
187,000	5.30%, 04/01/2044	165,814
175,000	5.55%, 02/15/2028	178,420
	Enterprise Products Operating LLC
50,000	2.80%, 01/31/2030	44,671
8,000	4.80%, 02/01/2049	7,380
214,000	5.35%, 01/31/2033	222,458
200,000	Greensaif Pipelines Bidco Sarl 6.13%, 02/23/2038(1)	209,891
	MPLX LP
180,000	4.95%, 09/01/2032	176,465
55,000	5.20%, 03/01/2047	49,569
62,000	5.20%, 12/01/2047	55,661
	ONEOK, Inc.
170,000	3.10%, 03/15/2030	150,283
35,000	3.40%, 09/01/2029	31,636
80,000	4.55%, 07/15/2028	78,385
70,000	5.20%, 07/15/2048	61,224
80,000	6.10%, 11/15/2032	83,504
42,000	6.35%, 01/15/2031	44,357
	Plains All American Pipeline LP/PAA Finance Corp.
60,000	3.55%, 12/15/2029	54,050
105,000	3.80%, 09/15/2030	94,795
45,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	43,505
	Targa Resources Corp.
5,000	4.20%, 02/01/2033	4,535
120,000	6.13%, 03/15/2033	125,079
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Pipelines - 1.4% - (continued)
$ 340,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	$ 298,782
	TransCanada PipeLines Ltd.
205,000	2.50%, 10/12/2031	169,356
123,000	4.10%, 04/15/2030	117,151
2,000	4.75%, 05/15/2038	1,886
95,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	86,534
	Williams Cos., Inc.
100,000	2.60%, 03/15/2031	84,826
220,000	4.65%, 08/15/2032	213,154
175,000	5.65%, 03/15/2033	180,999
		3,444,028
	Real Estate Investment Trusts - 0.7%
195,000	American Tower Corp. 3.65%, 03/15/2027	186,295
510,000	American Tower Trust I 5.49%, 03/15/2028(1)	519,972
385,000	Crown Castle, Inc. 4.80%, 09/01/2028	384,752
155,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	149,177
	VICI Properties LP
180,000	4.95%, 02/15/2030	172,060
230,000	5.13%, 05/15/2032	218,714
		1,630,970
	Retail - 0.4%
	Lowe's Cos., Inc.
40,000	3.75%, 04/01/2032	37,046
180,000	4.80%, 04/01/2026	181,091
110,000	5.63%, 04/15/2053	110,624
302,000	McDonald's Corp. 3.63%, 09/01/2049	239,345
240,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	238,283
180,000	Walmart, Inc. 4.00%, 04/15/2030	178,816
		985,205
	Semiconductors - 0.7%
	Broadcom, Inc.
97,000	3.14%, 11/15/2035(1)	74,926
328,000	3.19%, 11/15/2036(1)	249,136
140,000	3.42%, 04/15/2033(1)	117,727
92,000	3.47%, 04/15/2034(1)	75,859
	Intel Corp.
25,000	3.05%, 08/12/2051	16,977
159,000	3.25%, 11/15/2049	112,195
65,000	4.88%, 02/10/2028	66,021
205,000	4.90%, 08/05/2052	189,234
75,000	5.13%, 02/10/2030	76,684
25,000	5.70%, 02/10/2053	25,544
80,000	5.90%, 02/10/2063	82,310
160,000	Marvell Technology, Inc. 2.95%, 04/15/2031	133,352
215,000	NVIDIA Corp. 3.50%, 04/01/2040	184,953
264,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	252,890
		1,657,808
	Software - 0.5%
	Oracle Corp.
70,000	2.95%, 04/01/2030	61,930
419,000	3.60%, 04/01/2040	324,982
67,000	3.80%, 11/15/2037	55,993
575,000	5.38%, 07/15/2040	553,304
281,000	6.15%, 11/09/2029	297,483
		1,293,692

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.0% - (continued)
	Telecommunications - 0.7%
	AT&T, Inc.
$ 225,000	3.50%, 06/01/2041	$ 177,078
29,000	3.55%, 09/15/2055	20,584
325,000	3.65%, 06/01/2051	242,410
49,000	3.65%, 09/15/2059	34,640
101,000	3.80%, 12/01/2057	74,115
245,000	5.54%, 02/20/2026	245,217
	Rogers Communications, Inc.
130,000	3.80%, 03/15/2032(1)	116,865
72,000	4.55%, 03/15/2052(1)	59,038
	T-Mobile USA, Inc.
55,000	2.05%, 02/15/2028	48,759
280,000	3.00%, 02/15/2041	207,910
30,000	5.05%, 07/15/2033	30,150
	Verizon Communications, Inc.
300,000	2.36%, 03/15/2032	245,854
105,000	2.65%, 11/20/2040	74,497
75,000	2.85%, 09/03/2041	54,309
50,000	3.85%, 11/01/2042	41,369
		1,672,795
	Trucking & Leasing - 0.3%
455,000	DAE Funding LLC 1.55%, 08/01/2024(1)	430,214
	Penske Truck Leasing Co. LP/PTL Finance Corp.
195,000	4.40%, 07/01/2027(1)	187,929
250,000	5.55%, 05/01/2028(1)	251,199
		869,342
	Total Corporate Bonds (cost $66,709,564)	$ 61,761,138
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
	Bermuda - 0.1%
400,000	Bermuda Government International Bonds 2.38%, 08/20/2030(7)	$ 343,600
	Hungary - 0.1%
255,000	Hungary Government International Bonds 5.25%, 06/16/2029(1)	252,197
	Mexico - 0.2%
	Mexico Government International Bonds
200,000	4.28%, 08/14/2041	167,106
230,000	4.75%, 03/08/2044	199,983
		367,089
	Romania - 0.3%
	Romania Government International Bonds
312,000	3.00%, 02/27/2027(1)	284,532
466,000	3.00%, 02/14/2031(7)	388,691
		673,223
	Saudi Arabia - 0.1%
200,000	Saudi Government International Bonds 5.00%, 01/18/2053(1)	189,054
	United Arab Emirates - 0.1%
390,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(7)	323,508
	Total Foreign Government Obligations (cost $2,482,653)	$ 2,148,671
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.9%
	Airport - 0.2%
$ 205,000	Dallas Fort Worth International Airport, TX, Rev 4.51%, 11/01/2051	$ 197,262
205,000	Port Auth of New York & New Jersey, NY, Rev 1.09%, 07/01/2023	203,547
		400,809
	Development - 0.1%
390,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	382,210
	General - 0.3%
40,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	34,956
340,000	Commonwealth of Massachusetts, MA, Rev 4.11%, 07/15/2031	337,316
	County of Riverside, CA, Rev
55,000	2.96%, 02/15/2027	51,868
55,000	3.07%, 02/15/2028	51,378
65,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	53,793
230,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	214,051
		743,362
	General Obligation - 0.1%
180,000	State of California, CA, GO 7.30%, 10/01/2039	225,627
	Higher Education - 0.0%
	Marshall University, WV, Rev, (AGM Insured)
10,000	2.91%, 05/01/2026	9,522
10,000	3.63%, 05/01/2034	8,922
		18,444
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	15,287
40,000	5.18%, 11/15/2049	37,837
115,000	6.81%, 11/15/2040	126,116
85,000	New York State Thruway Auth, NY, Rev 2.90%, 01/01/2035	72,214
		251,454
	Utilities - 0.1%
325,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	341,191
	Total Municipal Bonds (cost $2,528,106)	$ 2,363,097
U.S. GOVERNMENT AGENCIES - 36.7%
	Mortgage-Backed Agencies - 36.7%
	Federal Home Loan Mortgage Corp. - 4.4%
228,880	0.97%, 11/25/2030(3)(4)	$ 11,712
12,136	1.13%, 12/15/2027	11,385
1,408,101	1.21%, 06/25/2030(3)(4)	89,658
14,080	1.25%, 12/15/2027	13,226
98,302	1.25%, 01/25/2030(3)(4)	5,826
1,536,729	1.48%, 06/25/2030(3)(4)	117,459
500,882	1.50%, 12/25/2050	416,848
1,095,627	1.54%, 05/25/2030(3)(4)	87,804
1,226,810	1.68%, 05/25/2030(3)(4)	106,516
174,225	1.81%, 04/25/2030(3)(4)	15,698
488,454	2.00%, 07/25/2050	426,829
225,458	2.00%, 10/01/2051	187,375
2,343,293	2.00%, 12/01/2051	1,947,487
7,885,424	2.00%, 01/01/2052	6,551,766

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.7% - (continued)
	Mortgage-Backed Agencies - 36.7% - (continued)
	Federal Home Loan Mortgage Corp. - 4.4% - (continued)
$ 21,391	2.50%, 12/15/2042	$ 19,577
984,172	2.50%, 09/01/2051	850,145
		10,859,311
	Federal National Mortgage Association - 4.9%
55,982	1.25%, 02/25/2028	52,446
12,451	1.50%, 09/25/2027	11,753
144,331	2.00%, 10/01/2051	119,967
499,943	2.00%, 11/01/2051	414,934
5,815,178	2.00%, 04/01/2052	4,827,154
955,400	2.50%, 02/01/2052	825,939
1,266,560	2.50%, 05/01/2052	1,094,566
1,038,899	2.50%, 06/01/2052	897,918
970,136	2.50%, 07/01/2052	838,278
812,111	2.50%, 08/01/2052	701,895
282,000	3.00%, 12/25/2045	249,134
406,891	3.00%, 10/25/2046	372,786
313,000	3.00%, 03/25/2047	275,929
200,339	3.00%, 03/01/2050	181,062
497,955	3.50%, 11/25/2042	469,533
735,000	4.50%, 12/25/2041	741,023
		12,074,317
	Government National Mortgage Association - 7.1%
2,300,000	2.00%, 05/18/2053	1,966,253
5,875,000	2.50%, 05/18/2053	5,187,446
4,700,000	3.00%, 01/20/2052	4,282,858
3,375,000	3.50%, 03/20/2052	3,165,181
3,000,000	4.00%, 05/18/2053	2,880,469
		17,482,207
	Uniform Mortgage-Backed Security - 20.3%
2,600,000	1.50%, 05/15/2038(8)	2,278,250
300,000	1.50%, 05/15/2053(8)	235,737
1,300,000	2.50%, 05/15/2038(8)	1,203,313
3,022,000	2.50%, 05/11/2053(8)	2,610,019
750,000	3.00%, 05/15/2038(8)	711,445
1,975,000	3.00%, 02/25/2052(8)	1,770,241
4,600,000	3.50%, 03/25/2052(8)	4,268,204
3,450,000	4.00%, 06/25/2052(8)	3,293,268
22,747,000	4.50%, 05/15/2053(8)	22,191,653
5,750,000	5.00%, 05/15/2053(8)	5,707,549
6,010,000	5.50%, 05/15/2053(8)	6,052,023
		50,321,702
	Total U.S. Government Agencies (cost $92,090,989)	$ 90,737,537
U.S. GOVERNMENT SECURITIES - 38.4%
	U.S. Treasury Securities - 38.4%
	U.S. Treasury Bonds - 10.8%
1,570,000	1.25%, 05/15/2050	$ 914,096
1,495,000	1.38%, 11/15/2040	1,033,828
1,010,000	1.38%, 08/15/2050	606,907
2,455,000	1.63%, 11/15/2050	1,575,899
630,000	2.00%, 02/15/2050	446,537
1,248,000	2.38%, 11/15/2049(9)	964,080
1,935,000	2.88%, 05/15/2052	1,653,971
7,170,000	3.00%, 02/15/2047	6,245,462
1,525,000	3.00%, 02/15/2048	1,329,431
3,030,000	3.00%, 08/15/2052	2,658,825
2,095,000	3.13%, 02/15/2043	1,890,983
400,000	3.13%, 05/15/2048	356,953
1,780,000	3.38%, 08/15/2042	1,674,312
1,840,000	3.63%, 02/15/2044	1,785,591
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 38.4% - (continued)
	U.S. Treasury Securities - 38.4% - (continued)
	U.S. Treasury Bonds - 10.8% - (continued)
$ 1,464,000	3.75%, 11/15/2043		$ 1,451,476
275,000	3.88%, 08/15/2040		282,767
1,795,000	3.88%, 02/15/2043		1,811,828
			26,682,946
	U.S. Treasury Inflation-Protected Bonds - 0.2%
435,442	0.13%, 02/15/2052(10)		296,794
403,626	0.25%, 02/15/2050(10)		288,817
			585,611
	U.S. Treasury Inflation-Protected Notes - 2.9%
2,263,588	0.25%, 07/15/2029(10)		2,134,559
1,911,225	0.75%, 07/15/2028(10)		1,865,721
3,251,427	1.13%, 01/15/2033(10)		3,214,436
			7,214,716
	U.S. Treasury Notes - 24.5%
13,515,000	0.38%, 11/30/2025		12,362,529
4,545,000	0.50%, 02/28/2026		4,144,294
5,260,000	0.50%, 04/30/2027		4,652,018
1,345,000	0.75%, 04/30/2026		1,230,622
2,725,000	1.13%, 08/31/2028		2,403,535
2,042,000	1.50%, 01/31/2027		1,887,813
4,400,000	1.75%, 01/31/2029		3,988,016
455,000	2.75%, 05/31/2029		435,058
4,565,000	2.75%, 08/15/2032		4,311,072
1,840,000	2.88%, 06/15/2025		1,796,444
12,105,000	2.88%, 05/15/2028(9)(11)		11,714,898
1,835,000	2.88%, 05/15/2032		1,752,927
455,000	3.25%, 06/30/2029		447,233
725,000	3.88%, 01/15/2026		725,396
8,545,000	4.13%, 09/30/2027		8,722,910
			60,574,765
	Total U.S. Government Securities (cost $107,227,889)		$ 95,058,038
	Total Long-Term Investments (cost $335,516,246)		$ 311,720,421
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
644,897	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $645,154; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $657,878		$ 644,897
	Total Short-Term Investments (cost $644,897)		$ 644,897
	Total Investments (cost $336,161,143)	126.2%	$ 312,365,318
	Other Assets and Liabilities	(26.2)%	(64,912,649)
	Total Net Assets	100.0%	$ 247,452,669
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $64,552,325, representing 26.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $1,055,799, representing 0.4% of net assets.
(8)	Represents or includes a TBA transaction.
(9)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $1,278,876.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2023, the market value of securities pledged was $454,854.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	130	06/30/2023	$ 26,801,328	$ 36,477
U.S. Treasury Long Bond Future	7	06/21/2023	921,594	41,937
Total				$ 78,414
Short position contracts:
U.S. Treasury 5-Year Note Future	176	06/30/2023	$ 19,314,625	$ (203,953)
U.S. Treasury 10-Year Note Future	27	06/21/2023	3,110,485	9,535
U.S. Treasury 10-Year Ultra Future	65	06/21/2023	7,894,453	(272,909)
U.S. Treasury Ultra Bond Future	29	06/21/2023	4,100,781	(108,772)
Total				$ (576,099)
Total futures contracts				$ (497,685)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	$ 4,442	$ —	$ 7,449	$ 3,007
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	3,111	—	5,598	2,487
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(5,416)	(27,927)	(22,511)
Total centrally cleared interest rate swaps contracts						$ 7,553	$ (5,416)	$ (14,880)	$ (17,017)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
11

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 59,651,940	$ —	$ 59,651,940	$ —
Corporate Bonds	61,761,138	—	61,761,138	—
Foreign Government Obligations	2,148,671	—	2,148,671	—
Municipal Bonds	2,363,097	—	2,363,097	—
U.S. Government Agencies	90,737,537	—	90,737,537	—
U.S. Government Securities	95,058,038	—	95,058,038	—
Short-Term Investments	644,897	—	644,897	—
Futures Contracts(2)	87,949	87,949	—	—
Swaps - Interest Rate(2)	5,494	—	5,494	—
Total	$ 312,458,761	$ 87,949	$ 312,370,812	$ —
Liabilities
Futures Contracts(2)	$ (585,634)	$ (585,634)	$ —	$ —
Swaps - Interest Rate(2)	(22,511)	—	(22,511)	—
Total	$ (608,145)	$ (585,634)	$ (22,511)	$ —

(1)	For the period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
12

Hartford Large Cap Growth ETF
Schedule of Investments
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4%
	Automobiles & Components - 0.8%
4,308	Tesla, Inc.*	$ 707,847
	Capital Goods - 1.4%
19,965	Johnson Controls International PLC	1,194,706
	Commercial & Professional Services - 4.1%
11,671	Copart, Inc.*	922,592
15,365	CoStar Group, Inc.*	1,182,337
4,454	Paycom Software, Inc.*	1,293,308
		3,398,237
	Consumer Discretionary Distribution & Retail - 8.7%
54,197	Amazon.com, Inc.*	5,715,074
6,914	Ross Stores, Inc.	737,931
1,591	Ulta Beauty, Inc.*	877,325
		7,330,330
	Consumer Durables & Apparel - 1.1%
1,884	Deckers Outdoor Corp.*	903,077
	Consumer Services - 4.8%
21,701	Aramark	753,025
458	Booking Holdings, Inc.*	1,230,330
48,369	DraftKings, Inc. Class A*	1,059,765
15,806	Las Vegas Sands Corp.*	1,009,213
		4,052,333
	Energy - 1.6%
4,087	Cheniere Energy, Inc.	625,311
5,942	EOG Resources, Inc.	709,891
		1,335,202
	Financial Services - 4.6%
17,879	Block, Inc.*	1,086,864
3,395	Mastercard, Inc. Class A	1,290,202
20,659	Tradeweb Markets, Inc. Class A	1,454,600
		3,831,666
	Food, Beverage & Tobacco - 2.7%
11,434	Lamb Weston Holdings, Inc.	1,278,435
16,981	Monster Beverage Corp.*	950,936
		2,229,371
	Health Care Equipment & Services - 10.4%
22,900	agilon health, Inc.*	555,783
2,617	Align Technology, Inc.*	851,310
10,400	Dexcom, Inc.*	1,261,936
8,583	Hologic, Inc.*	738,224
1,589	Humana, Inc.	842,948
5,150	Insulet Corp.*	1,637,906
5,181	Intuitive Surgical, Inc.*	1,560,621
7,187	Veeva Systems, Inc. Class A*	1,287,048
		8,735,776
	Materials - 0.8%
3,819	Albemarle Corp.	708,272
	Media & Entertainment - 11.8%
8,433	Activision Blizzard, Inc.	655,329
43,303	Alphabet, Inc. Class A*	4,648,144
11,945	Meta Platforms, Inc. Class A*	2,870,622
842	Netflix, Inc.*	277,801
8,073	Walt Disney Co.*	827,483
26,385	ZoomInfo Technologies, Inc. Class A*	578,095
		9,857,474
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
10,694	Agilent Technologies, Inc.	1,448,289
5,694	Eli Lilly & Co.	2,254,027
13,943	Exact Sciences Corp.*	893,328
Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5% - (continued)
2,571	United Therapeutics Corp.*		$ 591,664
3,233	Vertex Pharmaceuticals, Inc.*		1,101,580
			6,288,888
	Semiconductors & Semiconductor Equipment - 6.7%
3,563	First Solar, Inc.*		650,532
14,751	NVIDIA Corp.		4,093,255
2,901	SolarEdge Technologies, Inc.*		828,613
			5,572,400
	Software & Services - 15.6%
21,102	DocuSign, Inc.*		1,043,283
15,553	Microsoft Corp.		4,778,815
10,824	Okta, Inc.*		741,769
10,149	Salesforce, Inc.*		2,013,257
3,359	ServiceNow, Inc.*		1,543,192
16,359	Shopify, Inc. Class A*		792,593
11,383	Workday, Inc. Class A*		2,118,831
			13,031,740
	Technology Hardware & Equipment - 10.8%
34,938	Apple, Inc.		5,928,280
15,376	Arista Networks, Inc.*		2,462,620
33,473	Flex Ltd.*		688,540
			9,079,440
	Transportation - 1.0%
27,596	Uber Technologies, Inc.*		856,856
	Total Common Stocks (cost $75,864,057)		$ 79,113,615
EXCHANGE-TRADED FUNDS - 3.8%
	Other Investment Pools & Funds - 3.8%
12,969	iShares Russell 1000 Growth ETF		$ 3,201,138
	Total Exchange-Traded Funds (cost $2,856,563)		$ 3,201,138
	Total Long-Term Investments (cost $78,720,620)		$ 82,314,753
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 295,156	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $295,274; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $301,080		$ 295,156
	Total Short-Term Investments (cost $295,156)		$ 295,156
	Total Investments (cost $79,015,776)	98.6%	$ 82,609,909
	Other Assets and Liabilities	1.4%	1,205,068
	Total Net Assets	100.0%	$ 83,814,977
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

13

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 707,847	$ 707,847	$ —	$ —
Capital Goods	1,194,706	1,194,706	—	—
Commercial & Professional Services	3,398,237	3,398,237	—	—
Consumer Discretionary Distribution & Retail	7,330,330	7,330,330	—	—
Consumer Durables & Apparel	903,077	903,077	—	—
Consumer Services	4,052,333	4,052,333	—	—
Energy	1,335,202	1,335,202	—	—
Financial Services	3,831,666	3,831,666	—	—
Food, Beverage & Tobacco	2,229,371	2,229,371	—	—
Health Care Equipment & Services	8,735,776	8,735,776	—	—
Materials	708,272	708,272	—	—
Media & Entertainment	9,857,474	9,857,474	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,288,888	6,288,888	—	—
Semiconductors & Semiconductor Equipment	5,572,400	5,572,400	—	—
Software & Services	13,031,740	13,031,740	—	—
Technology Hardware & Equipment	9,079,440	9,079,440	—	—
Transportation	856,856	856,856	—	—
Exchange-Traded Funds	3,201,138	3,201,138	—	—
Short-Term Investments	295,156	—	295,156	—
Total	$ 82,609,909	$ 82,314,753	$ 295,156	$ —

(1)	For the period ended April 30, 2023, there were no transfers in and out of Level 3.
14

Hartford Municipal Opportunities ETF
Schedule of Investments
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1%
	Alabama - 2.5%
	Black Belt Energy Gas Dist, AL, Rev
$ 2,000,000	5.25%, 12/01/2027	$ 2,097,712
1,335,000	5.25%, 02/01/2053(1)	1,418,201
330,000	5.25%, 12/01/2053(1)	360,043
90,000	County of Jefferson, AL, GO 5.00%, 04/01/2024	91,346
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	105,465
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,060,558
415,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.50%, 01/01/2053(1)	448,356
1,590,000	State of Alabama Docks Department, AL, Rev, (AGM Insured) 5.00%, 10/01/2026	1,664,504
665,000	Troy University, AL, Rev, (BAM Insured) 5.00%, 11/01/2023	670,709
		8,916,894
	Alaska - 0.3%
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,180,649
	Arizona - 2.3%
6,000,000	Arizona Industrial Dev Auth, AZ, Rev 3.80%, 02/01/2048(1)	6,000,000
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	528,536
	Maricopa County Industrial Dev Auth, AZ, Rev
600,000	4.00%, 09/01/2037	605,381
230,000	4.00%, 10/15/2047(2)	190,100
195,000	5.00%, 09/01/2031	213,876
480,000	Tempe Industrial Dev Auth, AZ, Rev 1.13%, 12/01/2026	441,486
		7,979,379
	California - 6.8%
1,500,000	Abag Finance Auth for Nonprofit Corps., CA, Rev 5.00%, 08/01/2043	1,501,848
795,000	Bay Area Toll Auth, CA, Rev 4.16%, 04/01/2056(3)	777,754
755,000	California Community Choice Financing Auth, CA, Rev 5.00%, 12/01/2053(1)	800,968
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	208,096
	California Municipal Finance Auth, CA, Rev, (BAM Insured)
180,000	4.00%, 05/15/2034	185,442
600,000	4.00%, 05/15/2037	601,866
2,250,000	5.00%, 06/30/2027	2,368,627
245,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(2)	230,644
835,000	California State University, CA, Rev 0.55%, 11/01/2049(1)	742,874
185,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM Insured) 4.00%, 08/01/2032	194,281
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	462,630
450,000	4.00%, 09/01/2046	398,795
525,000	4.00%, 09/01/2051	452,068
	City of Los Angeles Department of Airports, CA, Rev
800,000	4.00%, 05/15/2036	815,715
865,000	5.00%, 05/15/2037	955,166
110,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2030	120,643
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(4)	108,260
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	California - 6.8% - (continued)
$ 5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	$ 626,270
205,000	Oakland Unified School Dist/Alameda County, CA, GO, (AGM Insured) 4.00%, 08/01/2034	214,752
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	695,155
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	102,009
4,800,000	San Diego County Regional Transportation Commission, CA, Rev 3.60%, 04/01/2038(1)	4,800,000
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	340,568
265,000	5.00%, 05/01/2050	273,520
	San Joaquin Hills Transportation Corridor Agency, CA, Rev, (NATL Insured)
80,000	0.00%, 01/15/2026(4)	72,402
215,000	0.00%, 01/15/2032(4)	153,833
70,000	0.00%, 01/15/2035(4)	43,625
1,760,000	4.00%, 01/15/2034	1,842,535
	State of California, CA, GO
1,500,000	3.40%, 05/01/2040(1)	1,500,000
185,000	4.00%, 11/01/2041	186,228
750,000	5.00%, 10/01/2042	857,607
1,150,000	University of California, CA, Rev 5.00%, 05/15/2032	1,408,518
		24,042,699
	Colorado - 3.4%
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,342,096
	Colorado Health Facs Auth, CO, Rev
105,000	4.00%, 12/01/2040	91,804
875,000	5.00%, 11/01/2033	977,859
835,000	5.00%, 08/01/2044	862,098
850,000	Colorado Housing and Finance Auth, CO, Rev, (GNMA Insured) 3.00%, 05/01/2051	825,702
2,815,000	Colorado School of Mines, CO, Rev, (AGM Insured) 5.25%, 12/01/2052	3,072,298
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	165,054
365,000	E-470 Public Highway Auth, CO, Rev 3.57%, 09/01/2039, 3 mo. USD SOFR + 0.35%(3)	362,616
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,139,872
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	359,305
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	474,172
400,000	5.00%, 07/15/2029	429,126
500,000	5.00%, 01/15/2030	538,426
100,000	5.00%, 07/15/2032	108,560
195,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	188,743
		11,937,731
	Connecticut - 2.7%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	110,460
	Connecticut Housing Finance Auth, CT, Rev
5,700,000	3.76%, 11/15/2050(1)	5,700,000
550,000	4.25%, 05/15/2042	551,258
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,060,000	1.10%, 07/01/2049(1)	1,016,124
470,000	5.00%, 07/01/2030	528,118
315,000	5.00%, 07/01/2031	357,402

15

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Connecticut - 2.7% - (continued)
	State of Connecticut, CT, GO
$ 845,000	3.00%, 06/01/2038	$ 756,928
325,000	5.00%, 09/15/2032	390,252
		9,410,542
	Delaware - 0.1%
200,000	Delaware River & Bay Auth, DE, Rev 5.00%, 01/01/2037	230,146
	District of Columbia - 0.3%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	232,210
455,000	5.00%, 07/01/2042	402,136
500,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2033	544,455
		1,178,801
	Florida - 4.5%
500,000	Alachua County School Board, FL, COP, (AGM Insured) 5.00%, 07/01/2028	550,349
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	191,427
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	110,217
400,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	335,076
5,555,000	City of West Palm Beach Utility System, FL, Rev, (AGC Insured) 4.01%, 10/01/2038(1)	5,555,000
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	256,949
1,500,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2033	1,520,001
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,199,960
200,000	5.00%, 10/01/2036	218,860
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	397,253
1,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2037	1,041,228
680,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2024	694,540
475,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2037	529,534
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	824,074
	Polk County Industrial Dev Auth, FL, Rev
510,000	5.00%, 01/01/2029	506,494
190,000	5.00%, 01/01/2055	157,173
35,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	36,649
40,000	Seminole County Industrial Dev Auth, FL, Rev 3.75%, 11/15/2025	40,005
445,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	323,526
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	133,091
1,245,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,245,360
		15,866,766
	Georgia - 4.2%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,358,382
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	94,685
400,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	378,741
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Georgia - 4.2% - (continued)
$ 285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(1)	$ 286,281
	Main Street Natural Gas, Inc., GA, Rev
560,000	4.00%, 12/01/2023	559,798
2,950,000	4.00%, 05/01/2052(1)	2,938,688
3,000,000	4.00%, 07/01/2052(1)	3,013,267
200,000	5.50%, 09/15/2023	200,770
	Municipal Electric Auth of Georgia, GA, Rev, (AGM Insured)
840,000	4.00%, 01/01/2041	838,077
1,000,000	5.00%, 01/01/2028	1,050,552
1,000,000	5.00%, 07/01/2048	1,061,562
520,000	5.00%, 07/01/2052	537,463
215,000	5.00%, 01/01/2056	218,402
2,300,000	State of Georgia, GA, GO 5.00%, 08/01/2024	2,357,345
		14,894,013
	Hawaii - 0.0%
100,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	107,478
	Idaho - 0.2%
820,000	Idaho Health Facs Auth, ID, Rev 4.00%, 03/01/2046	752,684
	Illinois - 7.7%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	263,362
380,000	5.25%, 04/01/2035	422,115
250,000	5.25%, 04/01/2036	274,375
	Chicago Board of Education, IL, GO, (NATL Insured)
105,000	0.00%, 12/01/2023(4)	102,562
110,000	0.00%, 12/01/2026(4)	96,066
380,000	4.00%, 12/01/2047	326,507
250,000	5.00%, 12/01/2024	253,647
500,000	5.00%, 12/01/2028	525,665
1,000,000	5.00%, 12/01/2032	1,047,983
400,000	5.00%, 12/01/2046	395,614
	Chicago O'Hare International Airport, IL, Rev
650,000	4.50%, 01/01/2048	648,327
255,000	5.00%, 01/01/2032	290,150
445,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2024	451,410
275,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2045	284,997
	City of Chicago Wastewater Transmission, IL, Rev
90,000	5.00%, 01/01/2027	90,988
90,000	5.50%, 01/01/2030	97,790
	City of Chicago, IL, GO, (NATL Insured)
500,000	0.00%, 01/01/2026(4)	449,434
400,000	5.00%, 01/01/2024	403,385
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	1,231,840
335,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2030	378,573
265,000	County of Cook, IL, GO 5.00%, 11/15/2032	301,518
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	648,001
235,000	5.00%, 08/15/2033	269,500
150,000	5.00%, 11/15/2045	151,497
305,000	5.00%, 05/15/2050(1)	308,498
1,155,000	Illinois Housing Dev Auth, IL, Rev 1.90%, 08/01/2023	1,150,168
320,000	Illinois State Toll Highway Auth, IL, Rev 4.00%, 01/01/2040	322,054

16

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Illinois - 7.7% - (continued)
$ 625,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured) 5.00%, 12/01/2025	$ 654,929
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	106,910
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM Insured)
150,000	0.00%, 02/01/2027(4)	132,602
515,000	5.00%, 02/01/2025	531,534
	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured)
205,000	0.00%, 12/15/2025(4)	186,521
595,000	4.00%, 12/15/2042	544,563
	Regional Transportation Auth, IL, Rev
150,000	5.00%, 06/01/2024	153,089
685,000	6.00%, 07/01/2024	696,653
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	779,512
1,785,000	5.00%, 01/01/2026	1,868,545
500,000	5.00%, 01/01/2029	541,937
550,000	5.00%, 01/01/2030	615,821
1,830,000	5.00%, 01/01/2037	1,953,834
115,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2027	120,233
	State of Illinois, IL, GO
450,000	5.00%, 12/01/2024	459,917
1,010,000	5.00%, 11/01/2025	1,047,347
300,000	5.00%, 11/01/2027	321,613
535,000	5.00%, 03/01/2029	584,306
505,000	5.00%, 10/01/2031	560,248
1,500,000	5.00%, 07/01/2032(5)	1,693,436
465,000	5.00%, 12/01/2034	492,555
325,000	5.00%, 03/01/2046	341,073
750,000	5.25%, 12/01/2030	810,207
550,000	5.50%, 03/01/2042	608,348
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	109,357
		27,101,116
	Indiana - 0.9%
270,667	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	245,649
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	2,640,148
195,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT Insured) 5.00%, 01/15/2029	218,514
		3,104,311
	Iowa - 2.5%
	Iowa Finance Auth, IA, Rev
6,200,000	3.63%, 07/01/2041(1)	6,200,000
575,000	5.00%, 02/15/2027	611,992
	Iowa Student Loan Liquidity Corp., IA, Rev
830,000	5.00%, 12/01/2023	836,218
350,000	5.00%, 12/01/2025	361,569
830,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	820,562
		8,830,341
	Kentucky - 0.1%
110,000	Kentucky Bond Dev Corp., KY, Rev 5.00%, 09/01/2023	110,573
100,000	Kentucky Public Energy Auth, KY, Rev 4.00%, 01/01/2049(1)	100,244
		210,817
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Louisiana - 0.4%
$ 325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	$ 276,880
305,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	288,401
265,000	Regional Transit Auth Sales Tax, LA, Rev, (AGM Insured) 5.00%, 01/01/2027	285,752
495,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.87%, 05/01/2043, 3 mo. USD SOFR + 0.50%(3)	483,618
		1,334,651
	Maine - 0.1%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 4.00%, 07/01/2035	282,488
	Maryland - 0.2%
775,000	Maryland Community Dev Administration, MD, Rev 3.00%, 09/01/2051	750,172
	Massachusetts - 3.1%
1,230,000	Massachusetts Clean Water Trust, MA, Rev 5.00%, 02/01/2024	1,247,470
	Massachusetts Dev Finance Agency, MA, Rev
3,500,000	4.00%, 07/15/2036	3,585,267
405,000	4.46%, 07/01/2049(2)(3)	400,137
120,000	5.00%, 07/15/2023(2)	120,178
130,000	5.00%, 07/15/2024(2)	131,308
1,000,000	5.00%, 07/01/2025	1,035,671
680,000	5.00%, 07/01/2031	712,715
675,000	5.00%, 07/01/2034	715,224
350,000	5.00%, 07/01/2044	353,844
100,000	5.00%, 07/01/2048	103,594
380,000	5.00%, 10/01/2057(2)	339,538
325,000	5.25%, 07/01/2052	341,250
	Massachusetts Educational Financing Auth, MA, Rev
600,000	5.00%, 07/01/2024	608,224
1,000,000	5.00%, 01/01/2025	1,020,249
100,000	5.00%, 07/01/2026	104,414
110,000	5.00%, 07/01/2027	116,764
		10,935,847
	Michigan - 1.4%
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,168,968
750,000	5.00%, 11/01/2032	831,652
	Michigan State Housing Dev Auth, MI, Rev
705,000	4.25%, 06/01/2049	707,018
425,000	4.25%, 12/01/2049	426,729
1,025,000	5.50%, 12/01/2053	1,114,231
275,000	New Haven Community Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	311,799
500,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2025	519,027
		5,079,424
	Minnesota - 0.8%
575,000	Duluth Independent School Dist No. 709, MN, COP, (SCP Insured) 5.00%, 02/01/2025	593,361
388,651	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	326,058
750,000	Minnesota Higher Education Facs Auth, MN, Rev 3.00%, 10/01/2038	646,802
	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
515,000	5.05%, 07/01/2031	542,505
530,000	5.05%, 01/01/2032	559,510
		2,668,236

17

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Mississippi - 0.3%
$ 1,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	$ 1,093,853
	Missouri - 1.6%
400,000	City of St Louis Airport, MO, Rev 5.00%, 07/01/2031	434,433
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	810,367
555,000	5.00%, 06/01/2032	643,173
510,000	Kansas City Industrial Dev Auth, MO, Rev 5.00%, 03/01/2032	551,532
500,000	Kirkwood Industrial Dev Auth, MO, Rev 5.25%, 05/15/2042	426,943
	Missouri Housing Dev Commission, MO, Rev, (GNMA/FNMA/FHLMC Insured)
585,000	3.50%, 11/01/2050	576,426
1,690,000	4.25%, 05/01/2047	1,696,999
650,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	649,353
		5,789,226
	Nebraska - 0.5%
1,500,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	1,506,183
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	283,753
		1,789,936
	Nevada - 1.4%
265,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	251,160
280,000	City of Reno, NV, Rev, (AGM Insured) 5.00%, 06/01/2033	307,060
55,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(2)	53,787
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	329,162
2,850,000	County of Clark Department of Aviation, NV, Rev 5.00%, 07/01/2026	2,980,149
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	280,142
	Las Vegas Convention & Visitors Auth, NV, Rev
200,000	5.00%, 07/01/2029	203,726
500,000	5.00%, 07/01/2034	557,405
		4,962,591
	New Hampshire - 0.4%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,307,825
80,000	4.00%, 01/01/2041	65,754
		1,373,579
	New Jersey - 1.4%
	New Jersey Economic Dev Auth, NJ, Rev
515,000	5.00%, 06/15/2023	515,872
350,000	5.00%, 03/01/2028	380,599
755,000	5.00%, 11/01/2034	860,397
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	444,428
125,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 12/15/2023	126,079
	New Jersey Turnpike Auth, NJ, Rev
250,000	4.00%, 01/01/2033	260,959
295,000	4.00%, 01/01/2042	293,292
385,000	5.00%, 01/01/2033	422,669
	Newark Board of Education, NJ, GO, (School Board Reserve Fund Insured)
295,000	5.00%, 07/15/2024	300,717
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	New Jersey - 1.4% - (continued)
$ 325,000	5.00%, 07/15/2027	$ 351,284
340,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	355,365
	Tobacco Settlement Financing Corp., NJ, Rev
340,000	5.00%, 06/01/2024	346,549
250,000	5.00%, 06/01/2029	272,282
		4,930,492
	New Mexico - 0.5%
2,150,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,761,497
55,000	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	54,833
		1,816,330
	New York - 12.4%
170,000	Brookhaven Local Dev Corp., NY, Rev 1.63%, 11/01/2025	158,082
	City of New York, NY, GO
1,675,000	3.93%, 08/01/2044(1)	1,675,000
465,000	5.00%, 08/01/2026	497,847
280,000	5.00%, 10/01/2033	337,141
530,000	5.00%, 04/01/2036	578,734
10,000	Huntington Local Dev Corp., NY, Rev 3.00%, 07/01/2025	9,658
	Long Island Power Auth, NY, Rev
500,000	0.85%, 09/01/2050(1)	468,859
295,000	5.00%, 09/01/2033	331,999
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,065,445
265,000	5.00%, 11/15/2032	272,376
2,695,000	5.00%, 11/15/2033	2,723,353
1,000,000	5.00%, 11/15/2045(1)	1,089,692
575,000	5.00%, 11/15/2052	588,198
	New York City Industrial Dev Agency, NY, Rev, (AGM Insured)
670,000	3.00%, 01/01/2033	639,737
150,000	5.00%, 03/01/2030	168,755
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	1,023,821
690,000	4.13%, 06/15/2047	683,814
500,000	5.00%, 06/15/2040	543,558
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
500,000	4.00%, 05/01/2035	526,603
185,000	4.00%, 11/01/2035	193,896
580,000	4.00%, 11/01/2036	599,701
2,305,000	4.00%, 02/01/2038	2,340,071
1,000,000	4.00%, 11/01/2038	1,015,628
465,000	5.00%, 11/01/2033	542,220
570,000	5.00%, 05/01/2038	627,108
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	388,927
405,000	2.75%, 02/15/2044	298,754
2,175,000	5.00%, 11/15/2044(2)	2,105,308
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	841,850
1,650,000	4.00%, 03/15/2038	1,681,963
2,000,000	4.00%, 05/01/2039	1,976,617
675,000	4.00%, 03/15/2040	676,787
2,250,000	5.00%, 03/15/2036	2,280,995
105,000	5.00%, 05/01/2037	115,439
1,000,000	5.00%, 05/01/2052	1,052,766
2,000,000	New York State Housing Finance Agency, NY, Rev 3.80%, 11/15/2037(1)	2,000,000
	New York State Urban Dev Corp., NY, Rev
2,000,000	4.00%, 03/15/2037	2,053,519
515,000	5.00%, 03/15/2038	554,389

18

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	New York - 12.4% - (continued)
	New York Transportation Dev Corp., NY, Rev
$ 440,000	4.00%, 12/01/2038	$ 420,130
130,000	5.00%, 12/01/2024	132,077
650,000	5.00%, 12/01/2030	709,226
195,000	5.00%, 12/01/2031	219,119
515,000	5.00%, 12/01/2032	567,790
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	490,530
185,000	4.00%, 07/15/2040	186,410
800,000	5.00%, 11/15/2035	827,083
835,000	5.00%, 01/15/2037	928,885
700,000	5.00%, 11/01/2038	749,485
1,300,000	State of New York Mortgage Agency, NY, Rev 5.00%, 10/01/2048	1,359,762
390,000	Syracuse Industrial Dev Agency, NY, Rev 5.00%, 01/01/2031	298,256
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	278,434
1,050,000	Westchester County Local Dev Corp., NY, Rev 3.20%, 07/01/2028(2)	976,307
		43,872,104
	North Carolina - 1.3%
	North Carolina Housing Finance Agency, NC, Rev
1,000,000	3.75%, 07/01/2052	994,702
1,050,000	5.50%, 01/01/2054(5)	1,143,439
	North Carolina Medical Care Commission, NC, Rev
515,000	2.88%, 10/01/2026	483,956
255,000	4.00%, 01/01/2025	250,684
1,455,000	4.00%, 09/01/2051	1,159,277
395,000	5.00%, 01/01/2038	392,540
145,000	5.00%, 01/01/2039	134,140
210,000	5.00%, 01/01/2044	201,622
		4,760,360
	Ohio - 3.7%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2036	1,014,562
1,000,000	4.00%, 02/15/2037	1,004,061
1,245,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,160,443
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM Insured) 5.00%, 11/15/2030	111,187
250,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2029	284,054
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	845,640
805,000	Ohio Higher Educational Facility Commission, OH, Rev 5.00%, 07/01/2035	927,478
	Ohio Housing Finance Agency, OH, Rev
460,000	3.00%, 03/01/2052	445,962
2,000,000	5.75%, 03/01/2054	2,155,869
600,000	Southern Ohio Port Auth, OH, Rev 6.50%, 12/01/2030(2)	515,537
	State of Ohio, OH, Rev
360,000	2.75%, 01/01/2052(1)(5)	354,433
3,500,000	5.00%, 03/01/2032	4,206,125
		13,025,351
	Oklahoma - 0.0%
	Oklahoma Dev Finance Auth, OK, Rev
30,000	5.25%, 08/15/2048	27,759
30,000	5.50%, 08/15/2057	27,662
		55,421
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Oregon - 2.3%
$ 30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	$ 32,658
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(4)	11,129
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	60,951
	Port of Portland Airport, OR, Rev
270,000	5.00%, 07/01/2029	295,784
575,000	5.00%, 07/01/2030	636,355
1,910,000	5.00%, 07/01/2038	2,080,904
1,000,000	5.00%, 07/01/2044	1,038,098
	Salem Hospital Facility Auth, OR, Rev
40,000	5.00%, 05/15/2038	39,459
30,000	5.00%, 05/15/2048	27,743
150,000	Salem-Keizer School Dist No. 24J, OR, GO, (School Bond Guaranty Insured) 5.00%, 06/15/2023	150,309
	State of Oregon Housing & Community Services Department, OR, Rev
60,000	4.50%, 01/01/2049	60,244
865,000	4.50%, 07/01/2049	869,003
	State of Oregon, OR, GO
80,000	4.00%, 12/01/2048	79,755
2,065,000	5.00%, 06/01/2032	2,495,261
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	66,028
		7,943,681
	Pennsylvania - 1.9%
135,000	Armstrong School Dist, PA, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	140,050
565,000	City of Philadelphia, PA, GO 5.00%, 02/01/2035	624,951
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	107,311
265,000	Delaware Valley Regional Finance Auth, PA, Rev 5.75%, 07/01/2032	326,813
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured) 5.00%, 07/01/2037	637,286
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	246,167
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	233,530
240,000	5.00%, 12/01/2044	245,392
100,000	5.00%, 12/01/2046	94,697
	Pennsylvania Economic Dev Financing Auth, PA, Rev
400,000	5.00%, 05/15/2036	449,986
100,000	5.00%, 05/15/2038	109,730
	Pennsylvania Higher Educational Facs Auth, PA, Rev
250,000	5.00%, 05/01/2025	258,240
750,000	5.00%, 05/01/2037	785,894
420,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	417,181
150,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2030	165,895
15,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM Insured) 5.00%, 09/01/2034	16,857
	School Dist of Philadelphia, PA, GO, (NATL State Aid Withholding Insured)
280,000	5.00%, 06/01/2027	300,693

19

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Pennsylvania - 1.9% - (continued)
$ 610,000	5.00%, 09/01/2032	$ 675,262
590,000	School Dist of the City of Erie, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	645,422
375,000	Wilkes-Barre Area School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	388,044
		6,869,401
	Puerto Rico - 1.8%
2,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	3,074,540
	Puerto Rico Sales Tax Financing Corp., PR, Rev
193,000	0.00%, 07/01/2024(4)	183,330
3,119,000	0.00%, 07/01/2029(4)	2,349,418
625,000	5.00%, 07/01/2058	601,939
		6,209,227
	Rhode Island - 0.4%
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	428,516
765,000	5.00%, 12/01/2028	831,141
		1,259,657
	South Carolina - 0.7%
580,000	Piedmont Municipal Power Agency, SC, Rev 5.00%, 01/01/2025	595,049
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	424,608
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	506,280
625,000	4.00%, 12/01/2038	615,479
175,000	5.00%, 12/01/2025	182,760
		2,324,176
	South Dakota - 0.7%
1,785,000	Educational Enhancement Funding Corp., SD, Rev 5.00%, 06/01/2026	1,787,317
	South Dakota Housing Dev Auth, SD, Rev
535,000	4.50%, 11/01/2048	539,196
290,000	6.00%, 05/01/2054	316,433
		2,642,946
	Tennessee - 0.9%
110,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2044	113,570
1,175,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 07/01/2031	1,313,666
590,000	Metropolitan Nashville Airport Auth, TN, Rev 5.50%, 07/01/2040	656,830
	Tennessee Energy Acquisition Corp., TN, Rev
295,000	5.00%, 02/01/2025	296,175
590,000	5.00%, 02/01/2027	594,819
75,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	74,825
		3,049,885
	Texas - 10.4%
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
450,000	5.00%, 08/15/2037	504,903
805,000	5.00%, 08/15/2040	883,915
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	169,430
1,065,000	Boerne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.13%, 02/01/2053(1)(5)	1,063,782
500,000	Brazos Higher Education Auth, Inc., CA, Rev 5.00%, 04/01/2025	511,839
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Texas - 10.4% - (continued)
	Central Texas Regional Mobility Auth, TX, Rev
$ 1,425,000	4.00%, 01/01/2035	$ 1,466,273
505,000	4.00%, 01/01/2036	513,553
1,490,000	5.00%, 01/01/2046	1,577,655
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,158,739
500,000	5.00%, 11/15/2039	540,119
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,525,000	4.00%, 08/15/2033	1,545,809
100,000	4.00%, 08/15/2034	101,053
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	578,530
	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AGM-CR AMBAC Insured)
750,000	0.00%, 09/01/2025(4)	690,440
425,000	4.00%, 09/01/2026	438,122
1,135,000	City of Houston, Combined Utility System, TX, Rev, (AGM Insured) 0.00%, 12/01/2024(4)	1,076,848
	City of San Antonio Electric & Gas Systems, TX, Rev
555,000	1.75%, 02/01/2049(1)	529,181
290,000	5.00%, 02/01/2035	336,576
425,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(1)	403,419
1,000,000	Eagle Mountain & Saginaw Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2033	1,196,728
500,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2033	595,348
1,305,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	1,312,461
615,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	627,983
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	422,346
100,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2024	101,722
	Lower Colorado River Auth, TX, Rev, (AGM Insured)
1,665,000	5.00%, 05/15/2035	1,926,507
675,000	5.00%, 05/15/2038	748,708
	New Hope Cultural Education Facs Finance Corp., TX, Rev
250,000	4.00%, 11/01/2055	176,685
500,000	5.00%, 11/01/2046	391,249
2,625,000	North East Independent School Dist, TX, GO, (PSF-GTD Insured) 2.00%, 08/01/2052(1)	2,609,898
3,000,000	North Texas Tollway Auth, TX, Rev 4.13%, 01/01/2040	3,026,799
1,250,000	Northside Independent School Dist, TX, GO, (PSF-GTD Insured) 2.00%, 06/01/2052(1)	1,186,170
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,799,941
3,270,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	3,416,141
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	528,487
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	92,342
2,000,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,866,135
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	219,083
250,000	4.00%, 09/01/2035	241,093
		36,576,012

20

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Utah - 1.3%
$ 1,000,000	City of Salt Lake City Airport, UT, Rev 5.00%, 07/01/2029	$ 1,076,835
590,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	607,941
1,500,000	County of Utah, UT, Rev 5.00%, 05/15/2045	1,519,194
1,250,000	Utah Transit Auth, UT, Rev, (AGM Insured) 5.25%, 06/15/2029	1,428,436
		4,632,406
	Virginia - 1.7%
945,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041(1)	916,353
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	770,713
850,000	Virginia Commonwealth Transportation Board, VA, Rev 4.00%, 05/15/2030	860,220
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	1,005,820
1,100,000	4.00%, 07/01/2034	1,100,062
835,000	5.00%, 07/01/2035	889,207
350,000	5.00%, 12/31/2047	352,535
		5,894,910
	Washington - 2.0%
500,000	King County School Dist No. 210 Federal Way, WA, GO, (School Board Guaranty Insured) 4.00%, 12/01/2036	510,952
1,500,000	Port of Seattle, WA, Rev 4.00%, 08/01/2040	1,442,504
	State of Washington, WA, GO
1,105,000	4.00%, 07/01/2035	1,181,036
460,000	5.00%, 08/01/2044	503,838
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,409,943
1,725,000	5.00%, 10/01/2042	1,699,291
500,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2031(2)	446,055
		7,193,619
	West Virginia - 0.6%
	West Virginia Economic Dev Auth, WV, Rev
390,000	2.55%, 03/01/2040(1)	383,252
1,870,000	3.75%, 12/01/2042(1)	1,851,918
		2,235,170
	Wisconsin - 2.4%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	408,370
835,000	4.00%, 10/01/2046(1)	856,856
305,000	4.00%, 01/01/2047	264,693
170,000	4.00%, 07/01/2050	156,485
75,000	5.00%, 09/01/2025(2)	74,491
1,000,000	5.00%, 07/01/2036	1,064,059
225,000	5.00%, 07/01/2036	239,600
100,000	5.00%, 07/01/2037	105,368
485,000	5.00%, 07/01/2038	507,476
750,000	5.00%, 10/01/2043(2)	645,759
465,000	5.00%, 10/01/2044	476,962
1,255,000	5.00%, 02/01/2052	1,249,785
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	320,833
220,000	4.00%, 04/01/2039	219,215
120,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2029(4)	95,908
	Wisconsin Health & Educational Facs Auth, WI, Rev
595,000	4.00%, 08/15/2046	465,444
500,000	4.00%, 01/01/2057	336,977
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Wisconsin - 2.4% - (continued)
$ 840,000	5.00%, 11/01/2039		$ 711,367
200,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev 0.50%, 11/01/2050(1)		188,457
			8,388,105
	Total Municipal Bonds (cost $346,103,508)		$ 335,483,623
U.S. GOVERNMENT AGENCIES - 0.3%
	Mortgage-Backed Agencies - 0.3%
	Federal Home Loan Mortgage Corp. - 0.3%
1,155,000	3.15%, 10/15/2036		$ 1,021,951
	Total U.S. Government Agencies (cost $1,176,640)		$ 1,021,951
	Total Long-Term Investments (cost $347,280,148)		$ 336,505,574
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
2,700,479	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $2,701,557; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $2,754,501		$ 2,700,479
	Total Short-Term Investments (cost $2,700,479)		$ 2,700,479
	Total Investments (cost $349,980,627)	96.2%	$ 339,206,053
	Other Assets and Liabilities	3.8%	13,352,586
	Total Net Assets	100.0%	$ 352,558,639
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $6,229,149, representing 1.8% of net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,251,403 at April 30, 2023.

21

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 335,483,623	$ —	$ 335,483,623	$ —
U.S. Government Agencies	1,021,951	—	1,021,951	—
Short-Term Investments	2,700,479	—	2,700,479	—
Total	$ 339,206,053	$ —	$ 339,206,053	$ —

(1)	For the period ended April 30, 2023, there were no transfers in and out of Level 3.
22

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
April 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.5%
	Materials - 0.5%
878	Aclara Resources, Inc.*		$ 296
10,700	Pan American Silver Corp.		190,567
	Total Common Stocks (cost $199,372)		$ 190,863
SHORT-TERM INVESTMENTS - 88.4%
	Other Investment Pools & Funds - 6.3%
2,479,627	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(1)		$ 2,479,627
	U.S. Treasury Securities - 82.1%
	U.S. Treasury Bills – 82.1%
$ 4,000,000	2.28%, 05/02/2023(2)		3,999,500
5,690,000	4.27%, 05/11/2023(2)		5,682,688
3,820,000	4.42%, 06/01/2023(2)		3,805,244
3,930,000	4.51%, 05/18/2023(2)		3,921,276
5,370,000	4.53%, 06/22/2023(2)		5,334,944
4,700,000	4.59%, 06/29/2023(2)		4,662,324
4,920,000	4.88%, 07/06/2023(2)		4,875,960
			32,281,936
	Total Short-Term Investments (cost $34,764,419)		$ 34,761,563
	Total Investments (cost $34,963,791)	88.9%	$ 34,952,426
	Other Assets and Liabilities	11.1%	4,385,013
	Total Net Assets	100.0%	$ 39,337,439
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2023, the Fund invested 15.8% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
(2)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	38	05/31/2023	$ 3,052,540	$ (48,923)
Coffee Future	31	07/19/2023	2,161,669	(33,347)
Copper Future	6	07/27/2023	583,575	(31,723)
Corn Future	27	07/14/2023	789,750	(74,911)
Cotton No. 2 Future	10	07/07/2023	404,000	(10,186)
Gasoline RBOB Future	10	06/30/2023	1,044,960	(101,392)
Gold 100oz Future	39	06/28/2023	7,796,490	256,151
ICE Gas Oil Future	15	07/12/2023	1,043,250	(105,010)
Lean Hogs Future	19	06/14/2023	696,920	(74,011)
LME Lead Future	4	05/15/2023	215,500	(408)
LME Lead Future	4	07/17/2023	214,900	3,617
LME Nickel Future	7	05/15/2023	1,017,933	(141,988)
LME Nickel Future	7	07/17/2023	1,018,038	23,336
LME Primary Aluminum Future	15	12/16/2024	949,406	(61,986)
LME Zinc Future	17	05/15/2023	1,124,444	(196,039)
LME Zinc Future	15	07/17/2023	992,437	(66,753)
Natural Gas Future	94	06/28/2023	2,423,320	132,600
NY Harbor ULSD Future	7	06/30/2023	700,279	(69,892)
Primary Aluminum Future	31	05/15/2023	1,838,300	27,262
Primary Aluminum Future	29	07/17/2023	1,707,194	13,348
Silver Future	20	07/27/2023	2,522,600	(55,278)
Soybean Future	16	07/14/2023	1,135,400	(52,393)
Soybean Meal Future	14	07/14/2023	605,360	(32,468)
Soybean Oil Future	37	07/14/2023	1,147,074	(57,985)
Wheat Future	16	07/14/2023	621,000	(57,967)
Wheat Future	47	07/14/2023	1,489,312	(136,274)
World Sugar No. 11 Future	48	06/30/2023	1,416,576	159,488
23

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Futures Contracts Outstanding at April 30, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
WTI Crude Future	44	06/20/2023	$ 3,370,840	$ (236,139)
Total				$ (1,029,271)
Short position contracts:
LME Lead Future	4	05/15/2023	$ 215,500	$ (4,429)
LME Nickel Future	7	05/15/2023	1,017,933	10,203
LME Nickel Future	1	07/17/2023	145,434	(7,813)
LME Primary Aluminum Future	7	07/17/2023	412,081	(5,164)
LME Primary Aluminum Future	15	12/16/2024	949,406	(16,461)
LME Zinc Future	17	05/15/2023	1,124,444	84,450
Primary Aluminum Future	31	05/15/2023	1,838,300	(52,093)
Total				$ 8,693
Total futures contracts				$ (1,020,578)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Materials	$ 190,863	$ 190,863	$ —	$ —
Short-Term Investments	34,761,563	2,479,627	32,281,936	—
Futures Contracts(2)	710,455	710,455	—	—
Total	$ 35,662,881	$ 3,380,945	$ 32,281,936	$ —
Liabilities
Futures Contracts(2)	$ (1,731,033)	$ (1,731,033)	$ —	$ —
Total	$ (1,731,033)	$ (1,731,033)	$ —	$ —

(1)	For the period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
24

Hartford Schroders ESG US Equity ETF
Schedule of Investments
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.7%
386	Tesla, Inc.*	$ 63,424
	Banks - 0.7%
109	Comerica, Inc.	4,727
264	Fifth Third Bancorp	6,917
49	JP Morgan Chase & Co.	6,774
15	Popular, Inc.	900
152	Regions Financial Corp.	2,776
28	Synovus Financial Corp.	862
295	Truist Financial Corp.	9,611
1,011	U.S. Bancorp	34,657
10	Zions Bancorp NA	279
		67,503
	Capital Goods - 8.5%
511	3M Co.	54,278
38	A O Smith Corp.	2,595
197	AECOM	16,361
414	Air Lease Corp.	16,651
577	Allison Transmission Holdings, Inc.	28,152
48	AMETEK, Inc.	6,621
762	Builders FirstSource, Inc.*	72,215
208	Caterpillar, Inc.	45,510
71	Cummins, Inc.	16,688
62	Deere & Co.	23,437
134	Eaton Corp. PLC	22,394
503	Emerson Electric Co.	41,880
303	Fortive Corp.	19,116
771	General Electric Co.	76,306
34	Hubbell, Inc.	9,157
45	IDEX Corp.	9,284
77	Illinois Tool Works, Inc.	18,629
718	Masco Corp.	38,420
503	MSC Industrial Direct Co., Inc. Class A	45,637
18	Nordson Corp.	3,894
751	Otis Worldwide Corp.	64,060
130	PACCAR, Inc.	9,710
48	Rockwell Automation, Inc.	13,604
36	Sensata Technologies Holding PLC	1,564
58	United Rentals, Inc.	20,944
80	Valmont Industries, Inc.	23,245
642	Westinghouse Air Brake Technologies Corp.	62,704
214	WillScot Mobile Mini Holdings Corp.*	9,716
15	WW Grainger, Inc.	10,434
40	Xylem, Inc.	4,154
		787,360
	Commercial & Professional Services - 2.1%
77	Cintas Corp.	35,094
508	Concentrix Corp.	49,027
440	Dun & Bradstreet Holdings, Inc.	4,915
472	Republic Services, Inc.	68,260
33	Robert Half International, Inc.	2,409
233	Waste Management, Inc.	38,690
		198,395
	Consumer Discretionary Distribution & Retail - 5.7%
1,737	Amazon.com, Inc.*	183,167
6	AutoZone, Inc.*	15,980
1,109	Bath & Body Works, Inc.	38,926
308	Home Depot, Inc.	92,566
339	Lowe's Cos., Inc.	70,454
61	O'Reilly Automotive, Inc.*	55,956
761	TJX Cos., Inc.	59,982
26	Ulta Beauty, Inc.*	14,337
		531,368
	Consumer Durables & Apparel - 2.0%
349	Garmin Ltd.	34,261
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Durables & Apparel - 2.0% - (continued)
99	Lennar Corp. Class A	$ 11,168
1,571	Newell Brands, Inc.	19,088
160	NIKE, Inc. Class B	20,275
10	NVR, Inc.*	58,400
1,094	Tapestry, Inc.	44,646
		187,838
	Consumer Services - 5.9%
776	Airbnb, Inc. Class A*	92,864
41	Booking Holdings, Inc.*	110,139
225	DoorDash, Inc. Class A*	13,768
539	Expedia Group, Inc.*	50,644
2,696	H&R Block, Inc.	91,421
307	McDonald's Corp.	90,795
388	Starbucks Corp.	44,344
382	Yum! Brands, Inc.	53,702
		547,677
	Consumer Staples Distribution & Retail - 2.2%
2,211	Albertsons Cos., Inc. Class A	46,210
124	Costco Wholesale Corp.	62,399
666	Walmart, Inc.	100,546
		209,155
	Energy - 5.1%
134	Baker Hughes Co.	3,918
161	Cheniere Energy, Inc.	24,633
490	Chevron Corp.	82,604
375	ConocoPhillips	38,584
273	Devon Energy Corp.	14,586
180	EOG Resources, Inc.	21,505
1,304	Exxon Mobil Corp.	154,315
200	Marathon Petroleum Corp.	24,400
114	Occidental Petroleum Corp.	7,015
91	Pioneer Natural Resources Co.	19,797
1,058	Schlumberger NV	52,212
7	Texas Pacific Land Corp.	10,344
143	Valero Energy Corp.	16,398
		470,311
	Equity Real Estate Investment Trusts (REITs) - 1.1%
108	American Tower Corp. REIT	22,074
173	Crown Castle, Inc. REIT	21,294
10	Equinix, Inc. REIT	7,241
147	Prologis, Inc. REIT	18,412
5	Public Storage REIT	1,474
7	Realty Income Corp. REIT	440
62	SBA Communications Corp. REIT	16,175
156	Simon Property Group, Inc. REIT	17,678
		104,788
	Financial Services - 4.8%
299	American Express Co.	48,241
484	Annaly Capital Management, Inc. REIT	9,670
286	Berkshire Hathaway, Inc. Class B*	93,965
44	Capital One Financial Corp.	4,281
146	Charles Schwab Corp.	7,627
324	Discover Financial Services	33,524
780	Equitable Holdings, Inc.	20,272
23	Evercore, Inc. Class A	2,624
5	Goldman Sachs Group, Inc.	1,717
218	Mastercard, Inc. Class A	82,847
80	Moody's Corp.	25,050
24	Morgan Stanley	2,159
18	MSCI, Inc.	8,684
1,047	Rithm Capital Corp. REIT	8,544
400	Visa, Inc. Class A	93,092
		442,297

25

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Food, Beverage & Tobacco - 4.9%
284	Archer-Daniels-Midland Co.	$ 22,175
255	Campbell Soup Co.	13,847
1,519	Coca-Cola Co.	97,444
756	General Mills, Inc.	67,004
258	Hershey Co.	70,449
79	J M Smucker Co.	12,198
248	Kellogg Co.	17,303
103	Keurig Dr Pepper, Inc.	3,368
662	Kraft Heinz Co.	25,997
253	Mondelez International, Inc. Class A	19,410
573	PepsiCo, Inc.	109,380
		458,575
	Health Care Equipment & Services - 4.0%
594	Abbott Laboratories	65,619
49	Becton Dickinson & Co.	12,951
32	Boston Scientific Corp.*	1,668
17	Cigna Group	4,306
293	CVS Health Corp.	21,480
43	DaVita, Inc.*	3,885
31	Elevance Health, Inc.	14,528
33	Encompass Health Corp.	2,117
759	Enovis Corp.*	44,212
26	HCA Healthcare, Inc.	7,471
70	Hologic, Inc.*	6,021
104	Humana, Inc.	55,171
7	Intuitive Surgical, Inc.*	2,109
92	Medtronic PLC	8,367
21	Stryker Corp.	6,293
213	UnitedHealth Group, Inc.	104,815
41	Veeva Systems, Inc. Class A*	7,342
		368,355
	Household & Personal Products - 1.9%
484	Church & Dwight Co., Inc.	47,006
155	Clorox Co.	25,671
311	Colgate-Palmolive Co.	24,818
506	Procter & Gamble Co.	79,128
		176,623
	Insurance - 4.7%
413	Allstate Corp.	47,809
20	American Financial Group, Inc.	2,455
185	Aon PLC Class A	60,158
24	Arthur J Gallagher & Co.	4,993
220	Brown & Brown, Inc.	14,166
229	Chubb Ltd.	46,157
36	Cincinnati Financial Corp.	3,832
19	CNA Financial Corp.	739
51	Erie Indemnity Co. Class A	11,084
30	Everest Re Group Ltd.	11,340
174	Globe Life, Inc.	18,882
123	Lincoln National Corp.	2,673
332	Marsh & McLennan Cos., Inc.	59,823
154	MetLife, Inc.	9,445
529	Progressive Corp.	72,156
116	Ryan Specialty Holdings, Inc.*	4,740
180	Travelers Cos., Inc.	32,605
554	W R Berkley Corp.	32,642
		435,699
	Materials - 2.8%
247	Dow, Inc.	13,437
854	DuPont de Nemours, Inc.	59,541
396	Ecolab, Inc.	66,465
43,091	Ginkgo Bioworks Holdings, Inc.*(1)	52,571
24	Linde PLC	8,867
421	Louisiana-Pacific Corp.	25,151
68	LyondellBasell Industries NV Class A	6,433
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Materials - 2.8% - (continued)
122	Nucor Corp.	$ 18,078
38	Sherwin-Williams Co.	9,026
		259,569
	Media & Entertainment - 7.8%
3,115	Alphabet, Inc. Class A*	334,364
8	Cable One, Inc.	6,067
131	Charter Communications, Inc. Class A*	48,300
2,443	Comcast Corp. Class A	101,067
85	Electronic Arts, Inc.	10,819
877	Meta Platforms, Inc. Class A*	210,761
131	Pinterest, Inc. Class A*	3,013
351	ROBLOX Corp. Class A*	12,495
		726,886
	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
656	AbbVie, Inc.	99,135
258	Amgen, Inc.	61,853
9	Bio-Rad Laboratories, Inc. Class A*	4,057
1,205	Bristol-Myers Squibb Co.	80,458
75	Danaher Corp.	17,768
262	Eli Lilly & Co.	103,715
857	Gilead Sciences, Inc.	70,454
9	Illumina, Inc.*	1,850
206	Incyte Corp.*	15,328
873	Johnson & Johnson	142,910
1,193	Merck & Co., Inc.	137,756
2,456	Organon & Co.	60,491
1,824	Pfizer, Inc.	70,935
16	Regeneron Pharmaceuticals, Inc.*	12,829
24	Thermo Fisher Scientific, Inc.	13,318
131	Vertex Pharmaceuticals, Inc.*	44,636
		937,493
	Real Estate Management & Development - 0.0%
30	Zillow Group, Inc. REIT, Class C*	1,306
	Semiconductors & Semiconductor Equipment - 3.5%
160	Broadcom, Inc.	100,240
848	Intel Corp.	26,339
215	Microchip Technology, Inc.	15,693
455	NVIDIA Corp.	126,258
101	QUALCOMM, Inc.	11,797
293	Texas Instruments, Inc.	48,989
		329,316
	Software & Services - 7.5%
185	Accenture PLC Class A	51,854
14	Adobe, Inc.*	5,286
95	Atlassian Corp. Class A*	14,028
7	Autodesk, Inc.*	1,363
34	Cadence Design Systems, Inc.*	7,121
1,068	Cognizant Technology Solutions Corp. Class A	63,770
38	Crowdstrike Holdings, Inc. Class A*	4,562
252	Dropbox, Inc. Class A*	5,126
427	International Business Machines Corp.	53,977
1,515	Microsoft Corp.	465,499
17	Palo Alto Networks, Inc.*	3,102
24	ServiceNow, Inc.*	11,026
98	Snowflake, Inc. Class A*	14,512
		701,226
	Technology Hardware & Equipment - 10.3%
4,195	Apple, Inc.	711,808
2,912	Cisco Systems, Inc.	137,592
20	F5, Inc.*	2,687
1,178	Hewlett Packard Enterprise Co.	16,869
221	Motorola Solutions, Inc.	64,399

26

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 10.3% - (continued)
76	NetApp, Inc.	$ 4,780
776	Pure Storage, Inc. Class A*	17,716
		955,851
	Telecommunication Services - 0.5%
2,751	AT&T, Inc.	48,610
33	Verizon Communications, Inc.	1,281
		49,891
	Transportation - 2.0%
136	CH Robinson Worldwide, Inc.	13,718
301	Expeditors International of Washington, Inc.	34,266
372	Lyft, Inc. Class A*	3,813
98	Ryder System, Inc.	7,758
2,399	Uber Technologies, Inc.*	74,489
307	United Parcel Service, Inc. Class B	55,201
		189,245
	Utilities - 0.8%
61	American Water Works Co., Inc.	9,043
354	Consolidated Edison, Inc.	34,859
39	Eversource Energy	3,027
653	Exelon Corp.	27,713
22	NextEra Energy, Inc.	1,686
		76,328
	Total Common Stocks (cost $8,810,184)	$ 9,276,479
SHORT-TERM INVESTMENTS - 0.9%
	Other Investment Pools & Funds - 0.3%
30,102	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(2)	$ 30,102
	Securities Lending Collateral - 0.6%
8,319	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)	8,319
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.6% - (continued)
27,729	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(2)		$ 27,729
8,319	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(2)		8,319
8,318	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		8,318
			52,685
	Total Short-Term Investments (cost $82,787)		$ 82,787
	Total Investments (cost $8,892,971)	100.5%	$ 9,359,266
	Other Assets and Liabilities	(0.5)%	(47,424)
	Total Net Assets	100.0%	$ 9,311,842
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	1	06/16/2023	$ 20,943	$ 782
Total futures contracts				$ 782
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
27

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 63,424	$ 63,424	$ —	$ —
Banks	67,503	67,503	—	—
Capital Goods	787,360	787,360	—	—
Commercial & Professional Services	198,395	198,395	—	—
Consumer Discretionary Distribution & Retail	531,368	531,368	—	—
Consumer Durables & Apparel	187,838	187,838	—	—
Consumer Services	547,677	547,677	—	—
Consumer Staples Distribution & Retail	209,155	209,155	—	—
Energy	470,311	470,311	—	—
Equity Real Estate Investment Trusts (REITs)	104,788	104,788	—	—
Financial Services	442,297	442,297	—	—
Food, Beverage & Tobacco	458,575	458,575	—	—
Health Care Equipment & Services	368,355	368,355	—	—
Household & Personal Products	176,623	176,623	—	—
Insurance	435,699	435,699	—	—
Materials	259,569	259,569	—	—
Media & Entertainment	726,886	726,886	—	—
Pharmaceuticals, Biotechnology & Life Sciences	937,493	937,493	—	—
Real Estate Management & Development	1,306	1,306	—	—
Semiconductors & Semiconductor Equipment	329,316	329,316	—	—
Software & Services	701,226	701,226	—	—
Technology Hardware & Equipment	955,851	955,851	—	—
Telecommunication Services	49,891	49,891	—	—
Transportation	189,245	189,245	—	—
Utilities	76,328	76,328	—	—
Short-Term Investments	82,787	82,787	—	—
Futures Contracts(2)	782	782	—	—
Total	$ 9,360,048	$ 9,360,048	$ —	$ —

(1)	For the period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
28

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.2%
	Beverages - 0.2%
$ 253,000	Constellation Brands, Inc. 5.00%, 02/02/2026	$ 251,992
	Biotechnology - 0.4%
394,000	Amgen, Inc. 5.51%, 03/02/2026	395,371
	Commercial Banks - 1.9%
400,000	Banco Santander SA 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 12 mo. USD CMT + 0.90% thereafter)(1)	351,419
	Barclays PLC
398,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.05% thereafter)(1)	355,189
335,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.05% thereafter)(1)	347,371
264,000	NatWest Group PLC 7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 12 mo. USD CMT + 2.85% thereafter)(1)	275,472
757,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.20% thereafter)(1)(2)	668,915
		1,998,366
	Diversified Financial Services - 1.2%
1,425,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	1,276,308
	Electric - 0.3%
282,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	286,509
	Entertainment - 0.0%
33,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027(2)	31,053
	Healthcare - Services - 0.6%
670,000	CommonSpirit Health 3.35%, 10/01/2029	604,179
	Pipelines - 0.2%
164,000	MPLX LP 5.00%, 03/01/2033	160,861
	Semiconductors - 0.2%
273,000	Qorvo, Inc. 1.75%, 12/15/2024(2)	255,645
	Software - 0.2%
192,000	Oracle Corp. 4.50%, 05/06/2028	189,636
	Total Corporate Bonds (cost $5,867,702)	$ 5,449,920
MUNICIPAL BONDS - 73.6%
	Alabama - 2.7%
	Black Belt Energy Gas Dist, AL, Rev
920,000	4.00%, 10/01/2049(3)	$ 921,585
1,205,000	4.00%, 06/01/2051(3)	1,209,046
685,000	5.25%, 12/01/2053(3)	747,362
		2,877,993
	California - 13.1%
205,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM Insured) 5.00%, 10/01/2052	222,838
125,000	Brentwood Union School Dist, CA, GO 5.25%, 08/01/2052	140,081
695,000	California Health Facs Financing Auth, CA, Rev 5.00%, 04/01/2033	768,209
240,000	Central Unified School Dist, CA, GO 4.00%, 08/01/2050(4)	232,352
625,000	Del Mar Union School Dist, CA, GO 4.00%, 08/01/2046	629,930
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	California - 13.1% - (continued)
$ 565,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	$ 563,362
880,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	815,771
2,310,000	Moreno Valley Unified School Dist, CA, GO, (AGM Insured) 4.13%, 08/01/2050(4)	2,279,279
765,000	Oxnard School Dist, CA, GO, (BAM Insured) 4.25%, 08/01/2053	765,184
115,000	Peralta Community College Dist, CA, GO 5.50%, 08/01/2052	131,302
1,205,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	1,144,254
60,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	62,249
935,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	940,591
105,000	San Francisco Community College Dist, CA, GO 2.02%, 06/15/2029	91,276
1,215,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	1,206,167
970,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	1,057,859
865,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	851,234
1,660,000	Vista Unified School Dist, CA, GO, (BAM Insured) 5.25%, 08/01/2048	1,871,350
		13,773,288
	Colorado - 1.9%
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	639,685
895,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	870,164
90,000	Colorado Health Facs Auth, CO, Rev 5.25%, 11/01/2052	94,623
415,000	Colorado Housing and Finance Auth, CO, Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	408,986
		2,013,458
	Connecticut - 0.1%
155,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	155,355
	District of Columbia - 2.8%
2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	2,062,933
505,000	Dist of Columbia, DC, GO 5.00%, 06/01/2036	545,584
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	372,790
		2,981,307
	Florida - 2.8%
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,684,983
	Florida Housing Finance Corp., FL, Rev, (GNMA/FNMA/FHLMC Insured)
70,000	3.00%, 07/01/2051	68,035
115,000	3.50%, 07/01/2051	113,293
50,000	4.00%, 07/01/2049	49,837
		2,916,148
	Georgia - 2.3%
	Main Street Natural Gas, Inc., GA, Rev
435,000	4.00%, 08/01/2048(3)	435,615

29

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	Georgia - 2.3% - (continued)
$ 1,565,000	4.00%, 03/01/2050(3)	$ 1,563,264
485,000	4.00%, 05/01/2052(3)	483,140
		2,482,019
	Illinois - 3.1%
1,870,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2033	2,125,807
	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC Insured)
895,000	3.75%, 04/01/2050	888,029
85,000	4.50%, 10/01/2048	85,909
175,000	Railsplitter Tobacco Settlement Auth, IL, Rev 5.00%, 06/01/2027	185,916
		3,285,661
	Indiana - 0.8%
85,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA Insured) 4.00%, 07/01/2048	84,792
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	758,806
		843,598
	Iowa - 2.5%
	Iowa Finance Auth, IA, Rev, (GNMA/FNMA/FHLMC Insured)
1,130,000	3.00%, 01/01/2047	1,095,742
1,460,000	3.00%, 07/01/2051	1,409,803
90,000	3.25%, 07/01/2050	88,059
50,000	4.00%, 07/01/2048	49,875
		2,643,479
	Kentucky - 0.7%
	Kentucky Public Energy Auth, KY, Rev
600,000	4.00%, 12/01/2049(3)	600,879
160,000	4.00%, 02/01/2050(3)	160,167
		761,046
	Louisiana - 1.1%
25,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	25,200
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,143,034
		1,168,234
	Maryland - 0.6%
625,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	609,337
	Massachusetts - 1.2%
120,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	95,417
1,180,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	1,147,585
		1,243,002
	Michigan - 3.5%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF Insured) 4.50%, 05/01/2049	712,230
	Grosse Ile Township School Dist, MI, GO, (Q-SBLF Insured)
540,000	5.00%, 05/01/2049	581,615
625,000	5.00%, 05/01/2052	669,857
70,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	69,497
1,540,000	Troy School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2052	1,671,565
		3,704,764
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	Minnesota - 0.6%
$ 180,000	Housing & Redev Auth of The City of St Paul Minnesota, MN, Rev 3.50%, 12/01/2025(3)	$ 178,574
435,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	425,311
		603,885
	Mississippi - 1.3%
	Mississippi Home Corp., MS, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
1,185,000	3.00%, 12/01/2050	1,150,522
230,000	3.25%, 12/01/2050	225,155
		1,375,677
	Missouri - 0.9%
	Missouri Housing Dev Commission, MO, Rev, (GNMA/FNMA/FHLMC Insured)
395,000	3.25%, 05/01/2051	386,230
170,000	3.50%, 11/01/2050	167,508
265,000	3.88%, 05/01/2050	263,693
100,000	4.25%, 05/01/2049	100,341
85,000	4.75%, 05/01/2049	86,206
		1,003,978
	Nebraska - 0.6%
	Nebraska Investment Finance Auth, NE, Rev, (GNMA/FNMA/FHLMC Insured)
560,000	3.00%, 09/01/2050	543,408
75,000	4.00%, 09/01/2048	74,833
		618,241
	Nevada - 0.1%
100,000	Nevada Housing Division, NV, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	99,789
	New Jersey - 0.3%
20,000	Garden State Preservation Trust, NJ, Rev, (AGM Insured) 5.75%, 11/01/2028	21,988
90,000	New Jersey Economic Dev Auth, NJ, Rev 5.00%, 11/01/2026	95,505
	New Jersey Transportation Trust Fund Auth, NJ, Rev
25,000	4.00%, 06/15/2035	25,753
150,000	5.00%, 12/15/2028	165,498
		308,744
	New Mexico - 0.9%
	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured)
855,000	3.00%, 01/01/2051	828,572
145,000	4.00%, 01/01/2049	144,738
		973,310
	New York - 7.3%
1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	1,100,054
560,000	New York City Municipal Water Finance Auth, NY, Rev 5.25%, 06/15/2047	633,491
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
445,000	4.00%, 08/01/2048	434,797
1,890,000	4.00%, 02/01/2051	1,839,459
950,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	832,919
310,000	New York State Environmental Facs Corp., NY, Rev 5.25%, 09/15/2052	350,704
125,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	137,009

30

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	New York - 7.3% - (continued)
$ 1,560,000	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev 5.00%, 05/15/2053	$ 1,702,663
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	623,115
		7,654,211
	North Carolina - 0.7%
755,000	North Carolina Housing Finance Agency, NC, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	753,637
	Ohio - 1.3%
	Ohio Housing Finance Agency, OH, Rev
135,000	3.00%, 03/01/2052	130,880
1,105,000	3.25%, 03/01/2050	1,081,228
20,000	4.50%, 09/01/2048	20,184
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(5)	134,666
		1,366,958
	Oklahoma - 0.1%
140,000	Oklahoma Housing Finance Agency, OK, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	139,963
	Pennsylvania - 1.0%
145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	155,256
110,000	Geisinger Auth, PA, Rev 5.00%, 02/15/2032	116,579
	Pennsylvania Turnpike Commission, PA, Rev
75,000	5.00%, 12/01/2032	86,819
75,000	5.00%, 12/01/2033	85,666
	Philadelphia Gas Works Co., PA, Rev, (AGM Insured)
105,000	5.00%, 08/01/2029	117,924
220,000	5.00%, 08/01/2030	250,858
195,000	5.00%, 08/01/2033	221,871
		1,034,973
	South Carolina - 0.0%
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	54,526
	Tennessee - 1.0%
75,000	Jackson Health Educational & Housing Facility Board, TN, Rev 3.00%, 12/01/2026(3)	74,702
15,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev, (NATL Insured) 4.88%, 11/01/2028	15,888
305,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2052	329,724
545,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	544,896
75,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	75,689
		1,040,899
	Texas - 16.9%
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
320,000	4.25%, 12/01/2048	321,417
200,000	4.25%, 12/01/2053	200,155
145,000	5.00%, 08/15/2030	166,361
105,000	5.00%, 08/15/2031	121,981
145,000	5.00%, 08/15/2032	170,237
680,000	5.00%, 08/15/2033	762,918
260,000	Bexar County Hospital Dist, TX, GO 4.25%, 02/15/2052	258,831
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	1,181,857
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	Texas - 16.9% - (continued)
$ 790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	$ 648,441
80,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 5.00%, 08/15/2029	89,561
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	738,724
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	542,917
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	796,544
380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	380,344
1,085,000	Katy Independent School Dist, TX, GO 4.00%, 02/15/2053	1,068,725
365,000	Lamar Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2051	287,152
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/01/2053	587,803
	Montgomery Independent School Dist, TX, GO, (PSF-GTD Insured)
1,240,000	4.00%, 02/15/2053(4)	1,211,674
745,000	4.25%, 02/15/2052	751,330
	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
655,000	4.00%, 06/15/2047	630,044
150,000	4.00%, 06/15/2052	141,176
20,000	5.00%, 08/15/2052	21,318
	Northwest Independent School Dist, TX, GO, (PSF-GTD Insured)
990,000	4.13%, 08/15/2053(4)	981,252
465,000	5.00%, 02/15/2048	511,540
1,720,000	Prosper Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,683,582
435,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053(4)	429,470
185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	202,050
805,000	Temple Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	812,810
	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured)
540,000	3.00%, 01/01/2052	522,717
300,000	3.50%, 03/01/2051	295,546
100,000	4.00%, 03/01/2050	100,074
55,000	4.75%, 03/01/2049	55,699
330,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	343,607
	Texas Natural Gas Securitization Finance Corp., TX, Rev
195,000	5.10%, 04/01/2035	204,714
160,000	5.17%, 04/01/2041	174,010
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/15/2052	422,230
		17,818,811
	Virginia - 1.1%
1,150,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	1,148,590
	Washington - 0.2%
170,000	Washington State Housing Finance Commission, WA, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 12/01/2048	169,610

31

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	Wyoming - 0.1%
$ 70,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		$ 69,828
	Total Municipal Bonds (cost $79,479,428)		$ 77,694,319
U.S. GOVERNMENT AGENCIES - 3.0%
	Mortgage-Backed Agencies - 3.0%
	Federal Home Loan Mortgage Corp. - 1.9%
1,124,507	5.00%, 08/01/2052		$ 1,116,676
902,332	5.00%, 11/01/2052		895,875
			2,012,551
	Federal National Mortgage Association - 1.1%
1,122,380	5.00%, 08/01/2052		1,114,563
	Total U.S. Government Agencies (cost $3,132,036)		$ 3,127,114
U.S. GOVERNMENT SECURITIES - 5.6%
	U.S. Treasury Securities - 5.6%
	U.S. Treasury Bonds - 4.8%
5,021,000	3.88%, 02/15/2043		$ 5,068,072
	U.S. Treasury Notes - 0.8%
825,400	4.63%, 02/28/2025		831,816
	Total U.S. Government Securities (cost $5,895,889)		$ 5,899,888
	Total Long-Term Investments (cost $94,375,055)		$ 92,171,241
SHORT-TERM INVESTMENTS - 18.0%
	Other Investment Pools & Funds - 6.0%
6,398,770	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(6)		$ 6,398,770
	U.S. Treasury Securities - 12.0%
	U.S. Treasury Bills – 12.0
1,288,000	3.47%, 05/04/2023(7)		1,287,511
202,000	4.59%, 02/22/2024(7)		194,456
1,864,000	4.61%, 02/22/2024(7)		1,794,389
86,000	4.61%, 02/22/2024(7)		82,788
115,000	4.64%, 02/22/2024(7)		110,705
788,000	4.64%, 02/22/2024(7)		758,572
1,994,000	4.73%, 02/22/2024(7)		1,919,534
2,009,000	4.79%, 02/22/2024(7)		1,933,974
128,000	4.81%, 02/22/2024(7)		123,220
1,192,000	4.61%, 01/25/2024(7)		1,152,131
26,000	4.64%, 01/25/2024(7)		25,130
1,988,000	4.94%, 01/25/2024(7)		1,921,506
846,000	4.94%, 01/25/2024(7)		817,704
174,000	5.00%, 01/25/2024(7)		168,180
364,000	5.02%, 01/25/2024(7)		351,825
			12,641,625
	Total Short-Term Investments (cost $19,037,279)		$ 19,040,395
	Total Investments (cost $113,412,334)	105.4%	$ 111,211,636
	Other Assets and Liabilities	(5.4)%	(5,692,431)
	Total Net Assets	100.0%	$ 105,519,205
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $955,613, representing 0.9% of net assets.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,171,005 at April 30, 2023.
(5)	Security is a zero-coupon bond.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

32

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 5,449,920	$ —	$ 5,449,920	$ —
Municipal Bonds	77,694,319	—	77,694,319	—
U.S. Government Agencies	3,127,114	—	3,127,114	—
U.S. Government Securities	5,899,888	—	5,899,888	—
Short-Term Investments	19,040,395	6,398,770	12,641,625	—
Total	$ 111,211,636	$ 6,398,770	$ 104,812,866	$ —

(1)	For the period ended April 30, 2023, there were no transfers in and out of Level 3.
33

Hartford Short Duration ETF
Schedule of Investments
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.6%
	Asset-Backed - Automobile - 1.0%
$ 68,399	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 67,952
112,046	FHF Trust 4.43%, 01/18/2028(1)	109,278
175,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	164,020
176,773	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	170,461
		511,711
	Asset-Backed - Credit Card - 0.2%
125,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	122,944
	Asset-Backed - Finance & Insurance - 3.8%
285,000	Apidos CLO XV 6.26%, 04/20/2031, 3 mo. USD LIBOR + 1.01%(1)(2)	282,023
171,693	Aqua Finance Trust 1.54%, 07/17/2046(1)	154,170
	CIFC Funding Ltd.
250,000	6.29%, 04/20/2031, 3 mo. USD LIBOR + 1.04%(1)(2)	247,386
250,000	6.38%, 01/22/2031, 3 mo. USD LIBOR + 1.11%(1)(2)	247,186
375,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	338,706
454,250	DB Master Finance LLC 2.05%, 11/20/2051(1)	402,804
31,432	FCI Funding LLC 1.13%, 04/15/2033(1)	29,942
239,853	Octagon Investment Partners 30 Ltd. 6.25%, 03/17/2030, 3 mo. USD LIBOR + 1.00%(1)(2)	237,228
		1,939,445
	Commercial Mortgage-Backed Securities - 3.0%
395,000	CityLine Commercial Mortgage Trust 2.87%, 11/10/2031(1)(3)	384,134
225,000	FREMF Mortgage Trust 3.98%, 01/25/2048(1)(3)	218,191
240,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	221,784
220,465	GS Mortgage Securities Trust 2.78%, 10/10/2049	210,791
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	534,553
		1,569,453
	Other Asset-Backed Securities - 7.5%
47,073	Affirm Asset Securitization Trust 1.07%, 08/15/2025(1)	45,923
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	146,104
306,729	Benefit Street Partners CLO XII Ltd. 6.21%, 10/15/2030, 3 mo. USD LIBOR + 0.95%(1)(2)	303,385
175,000	BSPRT Issuer Ltd. 6.25%, 02/15/2037, 1 mo. USD SOFR + 1.50%(1)(2)	171,009
343,828	Carlyle Global Market Strategies CLO Ltd. 6.23%, 07/20/2031, 3 mo. USD LIBOR + 0.98%(1)(2)	339,448
300,000	CIFC Funding Ltd. 6.41%, 07/15/2036, 3 mo. USD LIBOR + 1.15%(1)(2)	294,601
340,483	LCM XXIV Ltd. 6.23%, 03/20/2030, 3 mo. USD LIBOR + 0.98%(1)(2)	336,855
291,693	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.29%, 04/19/2030, 3 mo. USD LIBOR + 1.02%(1)(2)	289,133
134,270	Progress Residential Trust 1.05%, 04/17/2038(1)	118,830
178,848	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	150,256
100,000	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	94,964
95,000	Stack Infrastructure Issuer LLC 1.88%, 03/26/2046(1)	84,648
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.6% - (continued)
	Other Asset-Backed Securities - 7.5% - (continued)
	Vantage Data Centers LLC
$ 300,000	1.65%, 09/15/2045(1)	$ 270,283
295,000	2.17%, 10/15/2046(1)	262,416
325,000	Venture XV CLO Ltd. 6.44%, 07/15/2032, 3 mo. USD LIBOR + 1.18%(1)(2)	316,997
	Voya CLO Ltd.
332,940	6.28%, 04/17/2030, 3 mo. USD LIBOR + 1.02%(1)(2)	330,078
325,000	6.32%, 04/15/2031, 3 mo. USD LIBOR + 1.06%(1)(2)	322,105
		3,877,035
	Whole Loan Collateral CMO - 11.1%
	Angel Oak Mortgage Trust
105,503	1.04%, 01/20/2065(1)(3)	85,822
217,763	1.46%, 09/25/2066(1)(3)	175,325
18,685	2.47%, 12/25/2059(1)(3)	17,614
84,564	2.53%, 01/26/2065(1)(3)	78,037
22,702	2.59%, 10/25/2049(1)(3)	21,824
2,572	Angel Oak Mortgage Trust I LLC 2.99%, 07/26/2049(1)(3)	2,562
140,218	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	129,002
32,835	Bravo Residential Funding Trust 3.50%, 03/25/2058(1)	32,072
	COLT Mortgage Loan Trust
50,284	0.91%, 06/25/2066(1)(3)	40,773
265,460	0.96%, 09/27/2066(1)(3)	211,995
332,384	1.11%, 10/25/2066(1)(3)	267,335
248,272	1.40%, 10/25/2066(1)(3)	203,308
297,677	COLT Trust 1.39%, 01/25/2065(1)(3)	249,550
	CSMC Trust
256,089	1.02%, 04/25/2066(1)(3)	212,877
203,588	1.17%, 07/25/2066(1)(3)	164,574
55,532	2.24%, 02/25/2050(1)(3)	51,464
44,210	Deephaven Residential Mortgage Trust 0.72%, 05/25/2065(1)(3)	39,623
	Ellington Financial Mortgage Trust
33,771	0.80%, 02/25/2066(1)(3)	28,431
22,842	1.18%, 10/25/2065(1)(3)	20,615
124,787	Federal National Mortgage Association Connecticut Avenue Securities 10.92%, 10/25/2028, 1 mo. USD LIBOR + 5.90%(2)	131,946
246,733	FirstKey Homes Trust 1.27%, 10/19/2037(1)	224,290
	GCAT Trust
228,773	1.09%, 08/25/2066(1)(3)	179,482
328,035	1.26%, 07/25/2066(1)(3)	260,144
126,107	1.47%, 04/25/2065(1)(3)	118,658
41,305	2.25%, 01/25/2060(1)(4)	38,969
	Imperial Fund Mortgage Trust
125,744	1.07%, 06/25/2056(1)(3)	107,254
153,506	1.07%, 09/25/2056(1)(3)	124,830
172,671	1.60%, 11/25/2056(1)(3)	145,632
185,572	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	173,975
	MFA Trust
89,572	0.85%, 01/25/2056(1)(3)	79,339
43,232	1.01%, 01/26/2065(1)(3)	39,831
129,649	1.91%, 11/25/2056(1)(3)	110,970
	Mill City Mortgage Loan Trust
17,879	3.25%, 05/25/2062(1)(3)	17,288
12,719	3.50%, 05/25/2058(1)(3)	12,407
147,433	3.50%, 08/25/2058(1)(3)	141,436
	New Residential Mortgage Loan Trust
43,206	0.94%, 10/25/2058(1)(3)	39,111
58,861	3.91%, 09/25/2057(1)(3)	54,738
163,248	4.00%, 02/25/2057(1)(3)	155,295

34

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.6% - (continued)
	Whole Loan Collateral CMO - 11.1% - (continued)
$ 115,602	5.77%, 01/25/2048, 1 mo. USD LIBOR + 0.75%(1)(2)	$ 111,978
	OBX Trust
121,150	1.05%, 07/25/2061(1)(3)	92,887
48,017	3.50%, 12/25/2049(1)(3)	43,497
264,785	Onslow Bay Mortgage Loan Trust 1.96%, 10/25/2061(1)(3)	220,108
71,391	Preston Ridge Partners Mortgage LLC 1.32%, 07/25/2051(1)(4)	63,608
1,388	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	1,355
226,485	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	186,414
	Starwood Mortgage Residential Trust
110,620	1.13%, 06/25/2056(1)(3)	90,743
11,239	2.28%, 02/25/2050(1)(3)	10,663
	Towd Point Mortgage Trust
130,168	1.75%, 10/25/2060(1)	113,980
84,982	2.16%, 01/25/2052(1)(3)	82,816
90,582	3.25%, 07/25/2058(1)(3)	87,190
33,846	3.75%, 05/25/2058(1)(3)	32,440
103,414	TRK Trust 1.15%, 07/25/2056(1)(3)	87,953
	Verus Securitization Trust
207,588	1.01%, 09/25/2066(1)(3)	173,476
17,548	2.42%, 01/25/2060(1)(4)	16,541
32,362	2.69%, 11/25/2059(1)(3)	30,862
113,185	Visio Trust 1.28%, 05/25/2056(1)	103,518
		5,738,427
	Total Asset & Commercial Mortgage-Backed Securities (cost $15,155,377)	$ 13,759,015
CORPORATE BONDS - 41.9%
	Aerospace/Defense - 0.4%
225,000	Boeing Co. 2.20%, 02/04/2026	$ 208,826
	Auto Manufacturers - 1.1%
	Ford Motor Credit Co. LLC
200,000	3.37%, 11/17/2023	196,619
200,000	3.38%, 11/13/2025	185,743
205,000	General Motors Financial Co., Inc. 2.90%, 02/26/2025	196,083
		578,445
	Beverages - 0.6%
325,000	JDE Peet's NV 1.38%, 01/15/2027(1)	283,832
	Biotechnology - 1.3%
65,000	Amgen, Inc. 5.15%, 03/02/2028	66,413
100,000	Illumina, Inc. 5.80%, 12/12/2025	101,498
525,000	Royalty Pharma PLC 1.20%, 09/02/2025	478,340
		646,251
	Chemicals - 0.9%
175,000	Celanese U.S. Holdings LLC 6.05%, 03/15/2025	175,549
339,000	LYB International Finance III LLC 1.25%, 10/01/2025	308,824
		484,373
	Commercial Banks - 11.5%
200,000	AIB Group PLC 7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	206,217
	Bank of America Corp.
275,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 6 mo. USD SOFR + 0.91% thereafter)(5)	256,936
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Commercial Banks - 11.5% - (continued)
$ 300,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 6 mo. USD SOFR + 1.01% thereafter)(5)	$ 271,163
350,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.64% thereafter)(5)	328,988
100,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	99,799
200,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.65% thereafter)(1)(5)	201,174
200,000	Banque Federative du Credit Mutuel SA 4.75%, 07/13/2027(1)	197,755
250,000	Barclays PLC 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.05% thereafter)(5)	223,109
	BPCE SA
250,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	226,502
250,000	4.75%, 07/19/2027(1)	245,478
325,000	Credit Suisse AG 1.25%, 08/07/2026	277,414
305,000	Credit Suisse Group AG 2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 6 mo. USD SOFR + 1.56% thereafter)(1)(5)	283,709
295,000	Danske Bank AS 1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.73% thereafter)(1)(5)	258,277
	Deutsche Bank AG
150,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 6 mo. USD SOFR + 1.13% thereafter)(5)	141,240
240,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	208,514
115,000	Goldman Sachs Group, Inc. 4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 6 mo. USD SOFR + 1.51% thereafter)(5)	112,862
495,000	HSBC Holdings PLC 1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	440,497
	JP Morgan Chase & Co.
350,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD LIBOR + 0.70% thereafter)(5)	313,681
75,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	73,471
155,000	Macquarie Group Ltd. 1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 6 mo. USD SOFR + 1.07% thereafter)(1)(5)	138,779
330,000	Manufacturers & Traders Trust Co. 4.65%, 01/27/2026	319,423
	Morgan Stanley
210,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(5)	199,740
100,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	100,558
355,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.85% thereafter)(1)(5)	307,895

35

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Commercial Banks - 11.5% - (continued)
	Wells Fargo & Co.
$ 275,000	3.00%, 10/23/2026	$ 258,530
275,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	259,368
		5,951,079
	Commercial Services - 1.0%
200,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	176,567
135,000	ERAC USA Finance LLC 4.60%, 05/01/2028(1)	134,425
250,000	Global Payments, Inc. 1.20%, 03/01/2026	223,867
		534,859
	Construction Materials - 0.6%
300,000	Trane Technologies Luxembourg Finance SA 3.50%, 03/21/2026	289,858
	Diversified Financial Services - 3.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
250,000	1.75%, 10/29/2024	234,164
150,000	1.75%, 01/30/2026	134,450
	Aviation Capital Group LLC
200,000	3.88%, 05/01/2023(1)	200,000
250,000	4.88%, 10/01/2025(1)	242,072
250,000	Avolon Holdings Funding Ltd. 5.13%, 10/01/2023(1)	248,562
75,000	Capital One Financial Corp. 5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	73,656
275,000	LeasePlan Corp. NV 2.88%, 10/24/2024(1)	263,195
100,000	Navient Corp. 5.88%, 10/25/2024	98,368
90,000	OneMain Finance Corp. 6.13%, 03/15/2024	88,516
175,000	Radian Group, Inc. 6.63%, 03/15/2025	174,047
		1,757,030
	Electric - 1.1%
212,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	200,614
150,000	Edison International 4.70%, 08/15/2025	147,972
40,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	40,515
10,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	10,164
60,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	60,960
100,000	Pacific Gas & Electric Co. 5.45%, 06/15/2027	99,158
		559,383
	Electronics - 0.3%
150,000	Flex Ltd. 6.00%, 01/15/2028	152,923
	Entertainment - 1.1%
75,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	75,121
	Warnermedia Holdings, Inc.
240,000	3.64%, 03/15/2025(1)	232,142
295,000	3.76%, 03/15/2027(1)	277,594
		584,857
	Food - 0.5%
275,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	263,009
	Gas - 0.1%
25,000	NiSource, Inc. 5.25%, 03/30/2028	25,488
	Hand/Machine Tools - 0.6%
	Regal Rexnord Corp.
85,000	6.05%, 02/15/2026(1)	86,165
245,000	6.05%, 04/15/2028(1)	246,882
		333,047
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Healthcare - Services - 0.9%
$ 175,000	HCA, Inc. 3.13%, 03/15/2027(1)	$ 164,068
325,000	Humana, Inc. 1.35%, 02/03/2027	287,832
		451,900
	Insurance - 2.0%
50,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	46,449
200,000	Athene Global Funding 1.73%, 10/02/2026(1)	173,317
225,000	Corebridge Financial, Inc. 3.65%, 04/05/2027(1)	212,075
230,000	Corebridge Global Funding 0.90%, 09/22/2025(1)	207,930
200,000	Equitable Financial Life Global Funding 1.00%, 01/09/2026(1)	179,804
250,000	Principal Life Global Funding II 1.25%, 08/16/2026(1)	222,629
		1,042,204
	Internet - 0.6%
300,000	Netflix, Inc. 3.63%, 06/15/2025(1)	290,989
	Investment Company Security - 1.1%
	FS KKR Capital Corp.
500,000	1.65%, 10/12/2024	462,670
100,000	3.25%, 07/15/2027	86,174
		548,844
	Iron/Steel - 0.2%
100,000	Steel Dynamics, Inc. 5.00%, 12/15/2026	100,300
	IT Services - 0.8%
275,000	DXC Technology Co. 1.80%, 09/15/2026	241,309
150,000	Seagate HDD Cayman 4.75%, 06/01/2023	149,745
		391,054
	Lodging - 1.3%
235,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	213,440
450,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	435,653
		649,093
	Media - 0.3%
175,000	Discovery Communications LLC 3.45%, 03/15/2025	168,830
	Office/Business Equipment - 0.6%
	CDW LLC/CDW Finance Corp.
235,000	2.67%, 12/01/2026	213,422
105,000	4.13%, 05/01/2025	102,311
		315,733
	Oil & Gas - 1.1%
385,000	Aker BP ASA 3.00%, 01/15/2025(1)	371,084
200,000	Var Energi ASA 5.00%, 05/18/2027(1)	192,983
		564,067
	Packaging & Containers - 1.1%
300,000	Berry Global, Inc. 1.57%, 01/15/2026	272,282
350,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	314,820
		587,102
	Pharmaceuticals - 0.8%
	Teva Pharmaceutical Finance Netherlands III BV
43,000	2.80%, 07/21/2023	42,657
400,000	4.75%, 05/09/2027	374,600
		417,257
	Pipelines - 1.3%
556,000	Energy Transfer LP 2.90%, 05/15/2025	530,309
120,000	Targa Resources Corp. 5.20%, 07/01/2027	119,997
		650,306

36

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.9% - (continued)
	Real Estate Investment Trusts - 1.6%
$ 105,000	American Tower Trust I 5.49%, 03/15/2028(1)	$ 107,053
140,000	Crown Castle, Inc. 4.80%, 09/01/2028	139,910
	SBA Tower Trust
80,000	1.63%, 05/15/2051(1)	70,215
155,000	2.84%, 01/15/2050(1)	147,881
100,000	VICI Properties LP 4.38%, 05/15/2025	97,505
300,000	VICI Properties LP / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	286,042
		848,606
	Retail - 0.3%
185,000	Nordstrom, Inc. 2.30%, 04/08/2024	176,229
	Semiconductors - 0.8%
250,000	Microchip Technology, Inc. 0.98%, 09/01/2024	235,174
200,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	180,027
		415,201
	Software - 0.5%
100,000	Open Text Corp. 6.90%, 12/01/2027(1)	103,286
30,000	Oracle Corp. 5.80%, 11/10/2025	30,711
150,000	PTC, Inc. 3.63%, 02/15/2025(1)	144,547
		278,544
	Telecommunications - 0.9%
450,000	Telecom Italia SpA 5.30%, 05/30/2024(1)	439,818
	Trucking & Leasing - 1.2%
385,000	DAE Funding LLC 1.55%, 08/01/2024(1)	364,028
	Penske Truck Leasing Co. LP/PTL Finance Corp.
150,000	1.20%, 11/15/2025(1)	134,808
140,000	5.70%, 02/01/2028(1)	141,427
		640,263
	Total Corporate Bonds (cost $23,049,199)	$ 21,629,600
SENIOR FLOATING RATE INTERESTS - 18.6%(6)
	Advertising - 0.2%
114,138	ABG Intermediate Holdings 2 LLC 8.58%, 12/21/2028, 1 mo. USD SOFR + 3.50%	$ 112,368
	Aerospace/Defense - 0.5%
109,450	Spirit Aerosystems, Inc. 9.55%, 01/15/2027, 3 mo. USD SOFR + 4.50%	108,972
161,958	TransDigm, Inc. 8.15%, 08/24/2028, 1 mo. EURIBOR + 3.25%	161,702
		270,674
	Airlines - 0.4%
100,000	American Airlines, Inc. 10.00%, 04/20/2028, 3 mo. USD LIBOR + 4.75%	100,569
108,000	SkyMiles IP Ltd. 8.80%, 10/20/2027, 1 mo. USD SOFR + 3.75%	111,810
		212,379
	Apparel - 0.5%
140,000	Crocs, Inc. 8.58%, 02/20/2029, 1 mo. USD LIBOR + 3.50%	139,777
100,000	Hanesbrands, Inc. 8.73%, 03/08/2030, 1 mo. USD SOFR + 3.75%	99,438
		239,215
	Commercial Services - 1.9%
99,250	Amentum Government Services Holdings LLC 8.91%, 02/15/2029, 1 mo. USD SOFR + 4.00%	95,032
123,125	APX Group, Inc. 8.25%, 07/10/2028, 1 mo. USD SOFR + 3.25%	122,940
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.6%(6) - (continued)
	Commercial Services - 1.9% - (continued)
EUR 155,000	Boels Topholding BV 6.01%, 02/06/2027, 3 mo. USD LIBOR + 3.25%	$ 168,601
$ 189,001	Trans Union LLC 6.77%, 11/16/2026, 3 mo. EURIBOR + 1.75%	188,081
206,645	United Rentals, Inc. 6.73%, 10/31/2025, 1 mo. USD LIBOR + 1.75%	206,000
EUR 105,000	Verisure Holding AB 6.26%, 03/27/2028, 1 mo. USD LIBOR + 3.25%	110,993
$ 107,059	WEX, Inc. 7.35%, 03/31/2028, 3 mo. USD LIBOR + 2.25%	106,726
		998,373
	Construction Materials - 1.2%
174,600	Ingersoll-Rand Services Co. 6.83%, 03/01/2027, 3 mo. USD LIBOR + 1.75%	173,699
193,500	Quikrete Holdings, Inc. 7.65%, 02/01/2027, 3 mo. USD SOFR + 2.63%	192,118
119,273	Standard Industries, Inc. 7.33%, 09/22/2028, 1 mo. USD SOFR + 2.25%	118,908
138,250	Zurn Holdings, Inc. 7.02%, 10/04/2028, 1 mo. USD LIBOR + 2.00%	137,998
		622,723
	Distribution/Wholesale - 0.7%
214,230	American Builders & Contractors Supply Co., Inc. 7.08%, 01/15/2027, 3 mo. USD LIBOR + 2.00%	213,039
145,992	Core & Main LP 7.63%, 07/27/2028, 1 mo. USD SOFR + 2.50%	144,861
		357,900
	Diversified Financial Services - 0.6%
161,979	Fleetcor Technologies Operating Co. LLC 6.77%, 04/28/2028, 1 mo. USD LIBOR + 1.75%	160,022
130,000	Setanta Aircraft Leasing Designated Activity Co. 7.16%, 11/05/2028, 1 mo. USD SOFR + 2.00%	129,326
		289,348
	Electric - 0.2%
92,247	ExGen Renewables IV LLC 7.46%, 12/15/2027, 1 mo. USD LIBOR + 2.50%	91,743
	Electronics - 0.2%
95,571	II-VI, Inc. 7.85%, 07/02/2029, 1 mo. USD SOFR + 2.75%	95,034
	Engineering & Construction - 0.2%
122,795	Brown Group Holding LLC 7.58%, 06/07/2028, 3 mo. USD SOFR + 2.50%	119,923
	Entertainment - 1.3%
105,000	Caesars Entertainment Corp. 8.33%, 02/06/2030, 1 mo. USD LIBOR + 3.25%	104,475
140,000	Formula One Holdings Ltd. 8.23%, 01/15/2030, 1 mo. USD LIBOR + 3.25%	140,105
143,912	Penn Entertainment, Inc. 7.83%, 05/03/2029, 1 mo. USD LIBOR + 2.75%	143,193
103,714	Scientific Games International, Inc. 7.98%, 04/14/2029, 3 mo. USD LIBOR + 3.00%	103,269
195,894	UFC Holdings LLC 8.05%, 04/29/2026, 1 mo. USD SOFR + 2.75%	195,294
		686,336

37

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.6%(6) - (continued)
	Environmental Control - 0.2%
	Covanta Holding Corp.
$ 92,101	7.48%, 11/30/2028, 3 mo. USD SOFR + 2.50%	$ 91,569
6,969	7.50%, 11/30/2028, 3 mo. USD LIBOR + 2.50%	6,928
		98,497
	Food - 0.2%
104,542	U.S. Foods, Inc. 7.77%, 11/22/2028, 1 mo. USD LIBOR + 2.75%	104,531
	Healthcare - Products - 0.6%
EUR 98,250	Avantor Funding, Inc. 5.52%, 06/12/2028, 1 mo. USD SOFR + 2.50%	107,656
$ 103,452	Medline Borrower LP 8.27%, 10/23/2028, 1 mo. USD SOFR + 3.25%	100,334
108,593	Sunshine Luxembourg VII Sarl 8.91%, 10/01/2026, 1 mo. USD LIBOR + 3.75%	107,277
		315,267
	Insurance - 1.4%
154,279	Acrisure LLC 8.52%, 02/15/2027, 1 mo. USD SOFR + 3.50%	147,143
109,425	Asurion LLC 9.33%, 08/19/2028	101,546
140,017	Hub International Ltd. 8.02%, 04/25/2025, 3 mo. USD SOFR + 3.00%	139,656
198,334	Sedgwick Claims Management Services, Inc. 8.73%, 02/17/2028, 1 mo. USD LIBOR + 3.75%	195,883
115,029	USI, Inc. 8.65%, 11/22/2029, 1 mo. USD LIBOR + 3.75%	114,693
		698,921
	Internet - 0.8%
143,185	Go Daddy Operating Co. LLC 8.23%, 11/09/2029, 1 mo. USD LIBOR + 3.25%	143,186
98,481	MH Sub I LLC 8.77%, 09/13/2024, 1 mo. USD SOFR + 3.75%	97,865
177,820	NortonLifeLock, Inc. 7.08%, 09/12/2029, 1 mo. USD SOFR + 2.00%	175,791
		416,842
	Leisure Time - 0.6%
140,711	Carnival Corp. 8.02%, 06/30/2025, 1 mo. USD LIBOR + 3.00%	139,700
162,113	Hayward Industries, Inc. 7.52%, 05/30/2028, 1 mo. USD SOFR + 2.50%	157,223
		296,923
	Media - 0.2%
115,000	Virgin Media Bristol LLC 8.20%, 01/31/2029, 1 mo. USD LIBOR + 3.25%	113,755
	Packaging & Containers - 0.6%
187,150	Berlin Packaging LLC 8.62%, 03/11/2028, 1 mo. USD SOFR + 3.75%	183,241
148,875	Clydesdale Acquisition Holdings, Inc. 9.26%, 04/13/2029, 3 mo. EURIBOR + 4.18%	145,281
		328,522
	Pharmaceuticals - 0.7%
233,814	Elanco Animal Health, Inc. 6.65%, 08/01/2027, 1 mo. USD SOFR + 1.75%	226,917
132,300	Horizon Therapeutics USA, Inc. 6.81%, 03/15/2028, 1 mo. USD LIBOR + 1.75%	132,087
287	Jazz Financing Lux Sarl 8.52%, 05/05/2028, 1 mo. USD LIBOR + 3.50%	286
		359,290
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.6%(6) - (continued)
	Pipelines - 0.2%
$ 97,800	Oryx Midstream Services Permian Basin LLC 8.19%, 10/05/2028, 1 mo. USD LIBOR + 3.25%	$ 96,647
	Retail - 2.0%
242,101	1011778 BC Unlimited Liability Co. 6.77%, 11/19/2026, 3 mo. USD LIBOR + 1.75%	239,227
165,208	Great Outdoors Group LLC 8.77%, 03/06/2028, 1 mo. USD SOFR + 3.75%	163,661
102,903	IRB Holding Corp. 8.08%, 12/15/2027, 1 mo. USD LIBOR + 3.00%	101,141
117,993	LBM Acquisition LLC 8.77%, 12/17/2027, 1 mo. USD LIBOR + 3.75%	109,347
108,075	PetSmart, Inc. 8.83%, 02/11/2028, 1 mo. USD SOFR + 3.75%	107,535
122,382	Pilot Travel Centers LLC 7.08%, 08/04/2028, 1 mo. USD SOFR + 2.00%	121,989
191,587	SRS Distribution, Inc. 8.52%, 06/02/2028, 3 mo. USD SOFR + 3.50%	182,456
		1,025,356
	Semiconductors - 0.5%
229,425	Entegris, Inc. 7.66%, 07/06/2029, 1 mo. USD SOFR + 2.75%	229,102
	Software - 2.7%
258,191	Dun & Bradstreet Corp. 8.27%, 02/06/2026, 1 mo. USD SOFR + 3.25%	257,625
185,153	Hyland Software, Inc. 8.52%, 07/01/2024, 1 mo. USD SOFR + 3.50%	183,707
183,612	McAfee LLC 8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	172,858
139,650	Open Text Corp. 8.58%, 01/31/2030, 1 mo. USD LIBOR + 3.50%	139,498
120,264	Peraton Corp. 8.83%, 02/01/2028, 1 mo. USD LIBOR + 3.75%	117,658
100,000	Quartz Acquireco LLC 0.00%, 04/14/2030, 1 mo. USD SOFR + 3.50%(7)	99,500
242,016	SS&C Technologies, Inc. 6.77%, 04/16/2025, 1 mo. USD LIBOR + 1.75%	241,443
191,208	Zelis Healthcare Corp. 8.52%, 09/30/2026, 1 mo. USD LIBOR + 3.50%	190,112
		1,402,401
	Total Senior Floating Rate Interests (cost $9,681,520)	$ 9,582,070
U.S. GOVERNMENT AGENCIES - 4.2%
	Mortgage-Backed Agencies - 4.2%
	Federal Home Loan Mortgage Corp. - 2.0%
153,790	1.00%, 05/25/2033	$ 138,337
437,401	1.00%, 01/15/2041	389,645
463,122	1.00%, 06/15/2044	423,749
28,395	1.50%, 01/15/2027	27,858
36,893	3.50%, 09/15/2043	35,995
21,116	3.75%, 05/15/2039(4)	20,887
		1,036,471
	Federal National Mortgage Association - 1.3%
89,552	2.00%, 12/25/2042	78,483
35,757	2.55%, 07/25/2044	34,087
23,916	3.00%, 04/25/2043	23,249
74,890	3.00%, 05/25/2047	71,299
230,842	3.50%, 10/25/2035	219,991
165,709	3.50%, 07/25/2045	160,926
62,646	3.50%, 07/25/2054	60,866
		648,901

38

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 4.2% - (continued)
	Mortgage-Backed Agencies - 4.2% - (continued)
	Government National Mortgage Association - 0.9%
$ 136,807	2.00%, 05/20/2046		$ 118,970
316,621	2.50%, 10/20/2041		296,522
76,084	2.50%, 07/20/2042		71,875
			487,367
	Total U.S. Government Agencies (cost $2,353,256)		$ 2,172,739
U.S. GOVERNMENT SECURITIES - 7.0%
	U.S. Treasury Securities - 7.0%
	U.S. Treasury Notes - 7.0%
2,000,000	1.50%, 02/15/2025		$ 1,906,406
400,000	2.63%, 05/31/2027		384,656
100,000	3.25%, 06/30/2027		98,516
1,250,000	3.88%, 01/15/2026		1,250,683
	Total U.S. Government Securities (cost $3,727,711)		$ 3,640,261
	Total Long-Term Investments (cost $53,967,063)		$ 50,783,685
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
86,997	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $87,032; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $88,739		$ 86,997
	Total Short-Term Investments (cost $86,997)		$ 86,997
	Total Investments (cost $54,054,060)	98.5%	$ 50,870,682
	Other Assets and Liabilities	1.5%	769,339
	Total Net Assets	100.0%	$ 51,640,021
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $22,481,544, representing 43.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	48	06/30/2023	$ 9,895,875	$ 95,111
Short position contracts:
U.S. Treasury 5-Year Note Future	7	06/30/2023	$ 768,196	$ (17,899)
U.S. Treasury 10-Year Note Future	10	06/21/2023	1,152,031	(34,851)
Total				$ (52,750)
Total futures contracts				$ 42,361

39

Hartford Short Duration ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
222,000	EUR	245,068	USD	BCLY	05/03/2023	$ 66
241,070	USD	222,000	EUR	HSBC	05/03/2023	(4,064)
494,188	USD	448,221	EUR	UBS	05/31/2023	(1,581)
245,542	USD	222,000	EUR	BCLY	06/06/2023	(87)
Total foreign currency contracts						$ (5,666)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 13,759,015	$ —	$ 13,759,015	$ —
Corporate Bonds	21,629,600	—	21,629,600	—
Senior Floating Rate Interests	9,582,070	—	9,582,070	—
U.S. Government Agencies	2,172,739	—	2,172,739	—
U.S. Government Securities	3,640,261	—	3,640,261	—
Short-Term Investments	86,997	—	86,997	—
Foreign Currency Contracts(2)	66	—	66	—
Futures Contracts(2)	95,111	95,111	—	—
Total	$ 50,965,859	$ 95,111	$ 50,870,748	$ —
Liabilities
Foreign Currency Contracts(2)	$ (5,732)	$ —	$ (5,732)	$ —
Futures Contracts(2)	(52,750)	(52,750)	—	—
Total	$ (58,482)	$ (52,750)	$ (5,732)	$ —

(1)	For the period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
40

Hartford Sustainable Income ETF
Schedule of Investments
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%
	Asset-Backed - Automobile - 0.1%
$ 50,000	Exeter Automobile Receivables Trust 12.07%, 09/16/2030(1)	$ 50,678
	Asset-Backed - Finance & Insurance - 1.8%
549,000	AMMC CLO 22 Ltd. 11.01%, 04/25/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	467,559
180,000	FS Rialto Issuer LLC 7.50%, 08/17/2037, 1 mo. USD SOFR + 2.58%(1)(2)	179,557
105,000	PRET LLC 5.07%, 07/25/2051(1)(3)	90,664
200,000	VCAT LLC 3.97%, 09/25/2051(1)(3)	167,172
		904,952
	Commercial Mortgage-Backed Securities - 0.0%
18,436	BX Trust 8.59%, 08/15/2039, 1 mo. USD SOFR + 3.70%(1)(2)	18,234
	Other Asset-Backed Securities - 0.8%
150,000	Avant Loans Funding Trust 6.54%, 09/15/2031(1)	147,670
250,000	Invesco U.S. CLO Ltd. 13.23%, 04/22/2035(1)(2)	247,075
		394,745
	Whole Loan Collateral CMO - 4.8%
	Federal National Mortgage Association Connecticut Avenue Securities
108,406	8.27%, 01/25/2040, 1 mo. USD LIBOR + 3.25%(1)(2)	105,222
15,000	8.42%, 07/25/2042, 1 mo. USD SOFR + 3.60%(1)(2)	15,356
230,000	8.42%, 10/25/2039, 1 mo. USD LIBOR + 3.40%(1)(2)	227,697
180,000	8.62%, 01/25/2030, 1 mo. USD LIBOR + 3.60%(2)	189,874
165,000	8.77%, 03/25/2031, 1 mo. USD LIBOR + 3.750%(2)	172,838
163,259	9.12%, 07/25/2039, 1 mo. USD LIBOR + 4.100%(1)(2)	164,886
200,000	9.37%, 07/25/2031, 1 mo. USD LIBOR + 4.35%(1)(2)	209,106
85,000	9.57%, 09/25/2042, 1 mo. USD SOFR + 4.75%(1)(2)	88,638
202,336	10.27%, 06/25/2039, 1 mo. USD LIBOR + 5.25%(1)(2)	209,373
155,000	10.42%, 07/25/2042, 1 mo. USD SOFR + 5.60%(1)(2)	159,650
65,000	10.52%, 09/25/2029, 1 mo. USD LIBOR + 5.500%(2)	71,896
165,000	Home RE Ltd. 10.32%, 10/25/2034, 1 mo. USD SOFR + 5.50%(1)(2)	165,666
200,000	Preston Ridge Partners Mortgage LLC 3.60%, 09/25/2026(1)(4)	172,218
200,000	PRET LLC 3.97%, 09/25/2051(1)(3)	173,387
100,000	Pretium Mortgage Credit Partners LLC 5.44%, 01/25/2052(1)(3)	88,506
200,000	RCO VII Mortgage LLC 3.84%, 09/25/2026(1)(3)	179,975
		2,394,288
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,918,525)	$ 3,762,897
CONVERTIBLE BONDS - 2.3%
	Airlines - 0.1%
52,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 40,513
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.3% - (continued)
	Commercial Services - 0.3%
$ 68,000	Block, Inc. 0.13%, 03/01/2025	$ 63,342
EUR 100,000	Nexi SpA 1.75%, 04/24/2027(5)	95,151
		158,493
	Diversified Financial Services - 0.1%
$ 50,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.00%, 08/15/2023(6)	48,651
	Electric - 0.1%
37,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	35,645
	Energy-Alternate Sources - 0.4%
34,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	31,818
25,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	41,013
70,000	NextEra Energy Partners LP 0.00%, 11/15/2025(1)(6)	63,840
45,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(6)	55,822
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	15,448
		207,941
	Healthcare - Products - 0.2%
26,000	Insulet Corp. 0.38%, 09/01/2026	38,805
73,000	NuVasive, Inc. 0.38%, 03/15/2025	65,372
		104,177
	Internet - 0.4%
	Etsy, Inc.
22,000	0.13%, 10/01/2026	29,477
37,000	0.25%, 06/15/2028	30,055
25,000	MercadoLibre, Inc. 2.00%, 08/15/2028	73,262
11,000	Sea Ltd. 2.38%, 12/01/2025	12,535
40,000	Shopify, Inc. 0.13%, 11/01/2025	35,140
		180,469
	IT Services - 0.1%
40,000	Rapid7, Inc. 2.25%, 05/01/2025	41,720
34,000	Zscaler, Inc. 0.13%, 07/01/2025	32,844
		74,564
	Leisure Time - 0.0%
5,000	Carnival Corp. 5.75%, 12/01/2027(1)	5,135
	Machinery-Diversified - 0.2%
76,000	Middleby Corp. 1.00%, 09/01/2025	91,998
	Pharmaceuticals - 0.1%
34,000	Ascendis Pharma AS 2.25%, 04/01/2028	28,178
	Software - 0.3%
70,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026	61,147
40,000	Health Catalyst, Inc. 2.50%, 04/15/2025	37,087
65,000	Splunk, Inc. 1.13%, 06/15/2027	55,575
		153,809
	Total Convertible Bonds (cost $1,243,906)	$ 1,129,573
CORPORATE BONDS - 32.2%
	Advertising - 0.5%
	Lamar Media Corp.
125,000	3.63%, 01/15/2031	$ 107,673
145,000	3.75%, 02/15/2028	133,042
		240,715

41

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.2% - (continued)
	Agriculture - 0.3%
$ 140,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	$ 138,501
	Auto Manufacturers - 1.1%
	Ford Motor Co.
55,000	3.25%, 02/12/2032	42,514
10,000	4.75%, 01/15/2043	7,512
	Ford Motor Credit Co. LLC
200,000	4.54%, 08/01/2026	188,569
200,000	4.95%, 05/28/2027	189,084
115,000	General Motors Co. 5.40%, 10/15/2029	113,431
		541,110
	Auto Parts & Equipment - 0.5%
40,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	40,155
EUR 200,000	Faurecia SE 3.75%, 06/15/2028(5)	195,408
		235,563
	Beverages - 0.4%
$ 216,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	201,426
	Chemicals - 0.2%
80,000	Avient Corp. 7.13%, 08/01/2030(1)	81,784
	Commercial Banks - 1.1%
EUR 200,000	Cooperatieve Rabobank UA 4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 year EUR Swap + 4.679% thereafter)(5)(7)(8)	186,852
$ 250,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 year USD CMT + 1.95% thereafter)(5)(7)	219,061
200,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.40% thereafter)(5)(7)(8)	155,500
		561,413
	Commercial Services - 2.9%
	Block, Inc.
45,000	2.75%, 06/01/2026	40,737
150,000	3.50%, 06/01/2031	122,313
EUR 200,000	Loxam SAS 3.25%, 01/14/2025(5)	215,217
200,000	PeopleCert Wisdom Issuer PLC 5.75%, 09/15/2026(5)	213,878
$ 250,000	StoneCo Ltd. 3.95%, 06/16/2028(5)	189,242
EUR 255,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(5)	265,921
	United Rentals North America, Inc.
$ 85,000	3.75%, 01/15/2032	72,887
75,000	4.88%, 01/15/2028	72,068
EUR 255,000	Verisure Holding AB 3.25%, 02/15/2027(5)	246,766
		1,439,029
	Construction Materials - 0.2%
$ 125,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	116,556
	Distribution/Wholesale - 0.6%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	114,440
EUR 120,000	Parts Europe SA 6.50%, 07/16/2025(5)	132,480
$ 30,000	Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(1)	31,875
		278,795
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.2% - (continued)
	Diversified Financial Services - 1.7%
$ 189,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 year USD CMT + 3.17% thereafter)(7)(8)	$ 158,528
	Credit Acceptance Corp.
50,000	5.13%, 12/31/2024(1)	47,549
80,000	6.63%, 03/15/2026	76,410
	OneMain Finance Corp.
70,000	5.38%, 11/15/2029	58,898
120,000	6.88%, 03/15/2025	117,380
200,000	Shriram Finance Ltd. 4.40%, 03/13/2024(5)	193,830
250,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(5)(9)	6,875
200,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	172,500
		831,970
	Electric - 2.2%
	Clearway Energy Operating LLC
130,000	3.75%, 01/15/2032(1)	109,015
145,000	4.75%, 03/15/2028(1)	137,539
200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	192,500
200,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(5)	185,000
162,160	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(5)	159,032
400,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(5)	339,240
		1,122,326
	Electrical Components & Equipment - 0.3%
EUR 100,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(5)	86,802
$ 100,000	Energizer Holdings, Inc. 4.38%, 03/31/2029(1)	87,442
		174,244
	Energy-Alternate Sources - 1.9%
186,000	Continuum Energy Levanter Pte. Ltd. 4.50%, 02/09/2027(5)	166,276
215,000	Energo-Pro AS 8.50%, 02/04/2027(1)	205,325
200,000	FS Luxembourg Sarl 10.00%, 12/15/2025(5)	199,053
188,000	Greenko Dutch BV 3.85%, 03/29/2026(5)	169,200
200,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(5)	188,564
		928,418
	Engineering & Construction - 0.7%
EUR 200,000	Cellnex Telecom SA 1.75%, 10/23/2030(5)	181,231
$ 200,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	158,500
		339,731
	Entertainment - 0.2%
95,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	95,153
28,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	25,066
		120,219
	Environmental Control - 0.3%
25,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	25,437
165,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	149,124
		174,561
	Forest Products & Paper - 0.4%
200,000	Suzano Austria GmbH 7.00%, 03/16/2047(5)	201,250

42

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.2% - (continued)
	Healthcare - Products - 0.8%
EUR 200,000	Avantor Funding, Inc. 3.88%, 07/15/2028(5)	$ 202,578
$ 235,000	Medline Borrower LP 3.88%, 04/01/2029(1)	205,539
		408,117
	Healthcare - Services - 1.5%
EUR 100,000	Catalent Pharma Solutions, Inc. 2.38%, 03/01/2028(5)	92,324
	HCA, Inc.
$ 50,000	5.38%, 09/01/2026	50,305
20,000	5.63%, 09/01/2028	20,382
10,000	7.50%, 11/15/2095	11,394
	IQVIA, Inc.
EUR 100,000	2.25%, 01/15/2028(1)	95,614
$ 200,000	5.00%, 05/15/2027(1)	195,131
200,000	Rede D'or Finance Sarl 4.50%, 01/22/2030(5)	169,238
135,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(1)	133,490
		767,878
	Insurance - 0.2%
115,000	MGIC Investment Corp. 5.25%, 08/15/2028	109,899
	Internet - 0.6%
220,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	190,762
100,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	91,940
		282,702
	Investment Company Security - 0.4%
205,000	Huarong Finance 2017 Co. Ltd. 4.75%, 04/27/2027(5)	177,477
	IT Services - 0.3%
158,000	McAfee Corp. 7.38%, 02/15/2030(1)	131,204
15,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	14,128
		145,332
	Leisure Time - 0.4%
	Carnival Corp.
60,000	6.00%, 05/01/2029(1)	47,100
25,000	10.50%, 06/01/2030(1)	23,722
60,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	47,400
70,000	Royal Caribbean Cruises Ltd. 7.25%, 01/15/2030(1)	70,198
		188,420
	Media - 1.4%
125,000	Cable One, Inc. 4.00%, 11/15/2030(1)	101,650
30,000	DISH Network Corp. 11.75%, 11/15/2027(1)	28,359
225,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(10)	161,354
	Videotron Ltd.
65,000	3.63%, 06/15/2029(1)	56,206
CAD 170,000	5.63%, 06/15/2025	124,303
$ 200,000	VTR Finance NV 6.38%, 07/15/2028(5)	68,000
EUR 210,000	Ziggo BV 2.88%, 01/15/2030(5)	185,739
		725,611
	Metal Fabricate/Hardware - 0.4%
	Advanced Drainage Systems, Inc.
$ 160,000	5.00%, 09/30/2027(1)	153,000
30,000	6.38%, 06/15/2030(1)	29,680
		182,680
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.2% - (continued)
	Mining - 0.8%
$ 300,000	Constellium SE 3.75%, 04/15/2029(1)	$ 258,214
130,000	FMG Resources August Pty. Ltd. 6.13%, 04/15/2032(1)	125,768
		383,982
	Multi-National - 0.4%
	European Investment Bank
BRL 690,000	9.25%, 01/28/2027(5)	133,182
EGP 2,000,000	10.00%, 12/06/2023(5)	50,059
		183,241
	Office/Business Equipment - 0.3%
	Xerox Holdings Corp.
$ 105,000	5.00%, 08/15/2025(1)	100,123
50,000	5.50%, 08/15/2028(1)	43,761
		143,884
	Packaging & Containers - 0.8%
	Ball Corp.
EUR 100,000	1.50%, 03/15/2027	98,248
$ 105,000	5.25%, 07/01/2025	104,694
35,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	34,354
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(5)	170,000
		407,296
	Pharmaceuticals - 1.3%
25,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	20,156
103,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	89,270
145,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	140,631
	Teva Pharmaceutical Finance Netherlands II BV
EUR 200,000	3.75%, 05/09/2027	199,010
220,000	4.38%, 05/09/2030	204,019
		653,086
	Real Estate - 1.2%
	CIFI Holdings Group Co. Ltd.
$ 650,000	4.38%, 04/12/2027(5)(9)	94,879
200,000	4.45%, 08/17/2026(5)(9)	29,305
200,000	5.95%, 10/20/2025(5)(9)	29,619
	Country Garden Holdings Co. Ltd.
400,000	3.88%, 10/22/2030(5)	160,152
200,000	5.13%, 01/14/2027(5)	91,336
EUR 100,000	Emeria SASU 7.75%, 03/31/2028(1)	103,362
$ 400,000	KWG Group Holdings Ltd. 6.00%, 08/14/2026(5)	67,607
200,000	Times China Holdings Ltd. 6.20%, 03/22/2026(5)	24,385
250,000	Yuzhou Group Holdings Co. Ltd. 6.35%, 01/13/2027(5)(9)	16,610
		617,255
	REITS - 0.3%
200,000	Trust Fibra Uno 6.39%, 01/15/2050(5)	152,000
	Retail - 1.2%
200,000	Jollibee Worldwide Pte. Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(5)(7)(8)	189,000
163,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	129,221
110,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	90,619

43

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.2% - (continued)
	Retail - 1.2% - (continued)
$ 130,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	$ 117,961
95,000	Yum! Brands, Inc. 3.63%, 03/15/2031	83,908
		610,709
	Software - 0.6%
152,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	124,786
	Open Text Corp.
165,000	3.88%, 02/15/2028(1)	146,208
15,000	3.88%, 12/01/2029(1)	12,606
50,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	41,388
		324,988
	Telecommunications - 2.2%
200,000	Axian Telecom 7.38%, 02/16/2027(1)	181,220
	Frontier Communications Holdings LLC
80,000	5.00%, 05/01/2028(1)	70,204
95,000	5.88%, 10/15/2027(1)	87,401
200,000	Liquid Telecommunications Financing PLC 5.50%, 09/04/2026(5)	119,000
180,000	Millicom International Cellular SA 6.25%, 03/25/2029(5)	161,277
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(5)	199,040
115,000	Nokia Oyj 4.38%, 06/12/2027	109,008
210,000	Telecom Argentina SA 8.00%, 07/18/2026(5)	186,064
		1,113,214
	Toys/Games/Hobbies - 0.2%
	Mattel, Inc.
40,000	3.38%, 04/01/2026(1)	37,837
60,000	5.88%, 12/15/2027(1)	60,076
		97,913
	Transportation - 0.7%
185,000	First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029(1)	160,327
230,000	Rumo Luxembourg Sarl 5.25%, 01/10/2028(5)	213,613
		373,940
	Water - 0.7%
400,000	Aegea Finance Sarl 6.75%, 05/20/2029(1)	371,280
	Total Corporate Bonds (cost $19,774,381)	$ 16,148,515
FOREIGN GOVERNMENT OBLIGATIONS - 12.9%
	Benin - 0.3%
EUR 200,000	Benin Government International Bonds 4.88%, 01/19/2032(5)	$ 164,098
	Bulgaria - 0.1%
100,000	Bulgaria Government International Bonds 1.38%, 09/23/2050(5)	59,508
	Chile - 0.2%
CLP 85,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(1)(5)	100,878
	Colombia - 1.0%
	Colombia Government International Bonds
EUR 100,000	3.88%, 03/22/2026	105,092
$ 440,000	5.00%, 06/15/2045	292,361
COP 581,200,000	Colombia TES 7.00%, 06/30/2032	91,477
		488,930
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 12.9% - (continued)
	Costa Rica - 0.4%
$ 200,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	$ 203,417
	Czech Republic - 0.2%
CZK 2,430,000	Czech Republic Government Bonds 2.50%, 08/25/2028(5)	102,053
	Ghana - 0.2%
$ 200,000	Ghana Government International Bonds 6.38%, 02/11/2027(5)(9)	74,350
	Hungary - 0.5%
HUF 45,850,000	Hungary Government Bonds 3.00%, 08/21/2030	98,998
	Hungary Government International Bonds
EUR 45,000	1.50%, 11/17/2050(5)	25,275
150,000	1.63%, 04/28/2032(5)	123,952
		248,225
	Indonesia - 0.4%
$ 230,000	Indonesia Government International Bonds 4.63%, 04/15/2043(5)	218,595
	Ivory Coast - 0.4%
EUR 200,000	Ivory Coast Government International Bonds 5.88%, 10/17/2031(5)	179,288
	Japan - 3.3%
	Japan Treasury Discount Bill
JPY 125,000,000	(0.22%), 07/03/2023(11)(12)	918,264
100,000,000	(0.18%), 07/31/2023(11)(12)	734,695
		1,652,959
	Mexico - 1.1%
	Mexico Government International Bonds
EUR 150,000	1.13%, 01/17/2030	135,262
200,000	1.45%, 10/25/2033	159,795
100,000	2.13%, 10/25/2051	61,224
$ 206,000	5.00%, 04/27/2051	180,506
		536,787
	North Macedonia - 0.6%
	North Macedonia Government International Bonds
EUR 100,000	3.68%, 06/03/2026(1)	101,899
200,000	3.68%, 06/03/2026(5)	203,799
		305,698
	Panama - 0.3%
$ 200,000	Panama Government International Bonds 4.50%, 04/01/2056	151,379
	Peru - 0.7%
225,000	Fondo MIVIVIENDA SA 4.63%, 04/12/2027(1)	215,437
200,000	Peruvian Government International Bonds 1.86%, 12/01/2032	154,529
		369,966
	Philippines - 0.2%
EUR 100,000	Philippines Government International Bonds 1.75%, 04/28/2041	71,273
	Poland - 0.2%
PLN 500,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	110,849
	Romania - 0.5%
	Romania Government International Bonds
EUR 80,000	2.12%, 07/16/2031(5)	65,240
81,000	2.75%, 04/14/2041(1)	52,700

44

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 12.9% - (continued)
	Romania - 0.5% - (continued)
EUR 30,000	2.75%, 04/14/2041(5)	$ 19,519
189,000	2.88%, 04/13/2042(5)	122,847
		260,306
	Senegal - 0.1%
100,000	Senegal Government International Bonds 5.38%, 06/08/2037(1)	69,883
	South Africa - 0.3%
ZAR 1,630,000	Republic of South Africa Government Bonds 8.00%, 01/31/2030	79,821
$ 100,000	Republic of South Africa Government International Bonds 6.25%, 03/08/2041	83,458
		163,279
	Sri Lanka - 0.3%
	Sri Lanka Government International Bonds
200,000	5.75%, 04/18/2023(5)(9)	66,332
200,000	6.85%, 03/14/2024(5)(9)	66,034
		132,366
	Supranational - 0.9%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	105,768
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	116,044
	European Investment Bank
IDR 1,670,000,000	5.75%, 01/24/2025(5)	113,644
MXN 2,485,000	7.50%, 07/30/2023	135,333
		470,789
	Turkey - 0.4%
$ 200,000	Turkey Government International Bonds 9.13%, 07/13/2030	199,585
	Ukraine - 0.1%
	Ukraine Government International Bonds
200,000	7.25%, 03/15/2035(5)(9)	32,413
100,000	7.75%, 09/01/2029(5)(9)	17,206
		49,619
	Uruguay - 0.2%
	Uruguay Government International Bonds
UYU 2,758,270	4.38%, 12/15/2028	74,561
885,000	8.50%, 03/15/2028(5)	21,384
		95,945
	Total Foreign Government Obligations (cost $7,948,186)	$ 6,480,025
SENIOR FLOATING RATE INTERESTS - 11.8%(13)
	Commercial Services - 1.8%
$ 220,885	APX Group, Inc. 8.25%, 07/10/2028, 1 mo. USD SOFR + 3.25%	$ 220,553
EUR 250,000	Techem Verwaltungsgesellschaft 675 mbH 5.11%, 07/15/2025, 6 mo. EURIBOR + 2.38%	271,170
$ 194,961	Trans Union LLC 6.77%, 11/16/2026, 3 mo. EURIBOR + 1.75%	194,012
EUR 200,000	Verisure Holding AB 6.26%, 03/27/2028, 1 mo. USD LIBOR + 3.25%	211,416
		897,151
	Distribution/Wholesale - 0.4%
$ 196,186	American Builders & Contractors Supply Co., Inc. 7.08%, 01/15/2027, 3 mo. USD LIBOR + 2.00%	195,096
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(13) - (continued)
	Electronics - 0.3%
EUR 150,000	Zephyr German BidCo GmbH 6.64%, 03/10/2028, 3 mo. EURIBOR + 3.60%	$ 152,870
	Environmental Control - 0.4%
$ 197,500	Clean Harbors, Inc. 7.02%, 10/08/2028, 1 mo. USD SOFR + 2.00%	198,241
	Food - 0.2%
104,542	U.S. Foods, Inc. 7.77%, 11/22/2028, 1 mo. USD LIBOR + 2.75%	104,531
	Healthcare - Products - 0.9%
196,670	Agiliti Health, Inc. 7.63%, 01/04/2026, 1 mo. USD SOFR + 2.75%	195,686
148,663	Avantor Funding, Inc. 7.33%, 11/08/2027, 3 mo. USD LIBOR + 2.25%	148,408
99,000	Medline Borrower LP 8.27%, 10/23/2028, 1 mo. USD SOFR + 3.25%	96,016
		440,110
	Healthcare - Services - 0.8%
147,368	Catalent Pharma Solutions, Inc. 7.06%, 02/22/2028, 1 mo. USD SOFR + 2.00%	145,895
250,000	IQVIA, Inc. 6.77%, 06/11/2025, 3 mo. USD LIBOR + 1.75%	249,375
		395,270
	Home Builders - 0.2%
113,563	Installed Building Products, Inc. 7.35%, 12/14/2028, 3 mo. USD LIBOR + 2.25%	113,030
	Insurance - 0.2%
98,489	Hub International Ltd. 8.51%, 04/25/2025, 1 mo. USD LIBOR + 3.25%	98,259
	Internet - 0.7%
170,153	Go Daddy Operating Co. LLC 8.23%, 11/09/2029, 1 mo. USD LIBOR + 3.25%	170,153
172,813	Proofpoint, Inc. 8.27%, 08/31/2028, 6 mo. EURIBOR + 3.25%	168,852
		339,005
	Leisure Time - 0.4%
195,759	Hayward Industries, Inc. 7.52%, 05/30/2028, 1 mo. USD SOFR + 2.50%	189,855
	Machinery-Diversified - 0.4%
195,581	Gardner Denver, Inc. 6.83%, 03/01/2027, 1 mo. USD SOFR + 1.75%	194,572
	Packaging & Containers - 1.0%
317,600	Clydesdale Acquisition Holdings, Inc. 9.26%, 04/13/2029, 3 mo. EURIBOR + 4.18%	309,933
196,753	Proampac PG Borrower LLC 8.98%, 11/03/2025, 3 mo. EURIBOR + 3.75%	193,393
		503,326
	Pharmaceuticals - 1.3%
EUR 234,875	Grifols SA 4.95%, 11/15/2027, 1 mo. USD SOFR + 2.25%	246,552
290,000	IVC Acquisition Ltd. 6.29%, 02/13/2026, 6 mo. EURIBOR + 4.00%	305,721
$ 137,889	Packaging Coordinators Midco, Inc. 8.66%, 11/30/2027, 3 mo. EURIBOR + 3.50%	133,688
		685,961
	Retail - 0.4%
245,622	LBM Acquisition LLC 8.77%, 12/17/2027, 1 mo. USD LIBOR + 3.75%	227,625

45

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(13) - (continued)
	Semiconductors - 0.4%
$ 199,000	MKS Instruments, Inc. 7.81%, 08/17/2029, 3 mo. USD LIBOR + 2.75%	$ 197,898
	Software - 1.4%
200,000	DCert Buyer, Inc. 8.70%, 10/16/2026, 1 mo. USD LIBOR + 7.00%	184,062
153,838	McAfee LLC 8.65%, 03/01/2029, 1 mo. USD LIBOR + 3.75%	144,827
170,912	Surf Holdings LLC 8.51%, 03/05/2027, 6 mo. EURIBOR + 3.50%	169,364
195,986	Zelis Healthcare Corp. 8.52%, 09/30/2026, 1 mo. USD LIBOR + 3.50%	194,863
		693,116
	Telecommunications - 0.2%
142,578	Xplornet Communications, Inc. 9.02%, 10/02/2028, 1 mo. USD LIBOR + 4.00%	115,743
	Transportation - 0.4%
	First Student Bidco, Inc.
53,921	8.14%, 07/21/2028, 3 mo. USD LIBOR + 3.00%	51,293
144,249	8.14%, 07/21/2028, 1 mo. USD LIBOR + 3.00%	137,216
		188,509
	Total Senior Floating Rate Interests (cost $6,152,857)	$ 5,930,168
U.S. GOVERNMENT AGENCIES - 9.0%
	Mortgage-Backed Agencies - 9.0%
	Federal Home Loan Mortgage Corp. - 1.8%
90,000	8.57%, 02/25/2042, 1 mo. USD SOFR + 3.75%(1)(2)	$ 88,200
65,000	9.17%, 04/25/2042, 1 mo. USD SOFR + 4.35%(1)(2)	65,061
135,226	9.27%, 11/25/2023, 1 mo. USD LIBOR + 4.25%(2)	137,244
115,000	10.07%, 03/25/2042, 1 mo. USD SOFR + 5.25%(1)(2)	116,149
150,000	10.57%, 09/25/2042, 1 mo. USD SOFR + 5.75%(1)(2)	156,375
155,000	10.82%, 07/25/2042, 1 mo. USD SOFR + 6.00%(1)(2)	158,770
134,583	11.02%, 08/25/2050, 1 mo. USD LIBOR + 6.000%(1)(2)	147,009
		868,808
	Federal National Mortgage Association - 0.2%
10,000	7.97%, 12/25/2041, 1 mo. USD SOFR + 3.15%(1)(2)	9,637
25,000	10.07%, 03/25/2042, 1 mo. USD SOFR + 5.25%(1)(2)	25,257
25,000	10.37%, 01/25/2043, 1 mo. USD SOFR + 5.55%(1)(2)	25,257
44,000	11.82%, 04/25/2042, 1 mo. USD SOFR + 7.00%(1)(2)	44,000
		104,151
	Uniform Mortgage-Backed Security - 7.0%
428,000	2.50%, 05/11/2053(14)	369,652
3,235,000	4.50%, 05/15/2053(14)	3,156,021
		3,525,673
	Total U.S. Government Agencies (cost $4,501,362)	$ 4,498,632
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 25.8%
	U.S. Treasury Securities - 25.8%
	U.S. Treasury Bonds - 7.8%
$ 1,690,000	2.50%, 05/15/2046(15)	$ 1,343,946
1,050,000	3.38%, 11/15/2048	981,996
295,000	3.63%, 02/15/2053	292,235
1,280,000	3.88%, 02/15/2043	1,292,000
		3,910,177
	U.S. Treasury Inflation-Protected Bonds - 0.5%
124,257	0.13%, 02/15/2052(16)	84,693
204,738	0.25%, 02/15/2050(16)	146,501
		231,194
	U.S. Treasury Inflation-Protected Notes - 5.3%
410,602	0.13%, 07/15/2030(16)(17)	379,763
817,244	0.25%, 07/15/2029(16)	770,659
1,534,835	1.13%, 01/15/2033(16)	1,517,374
		2,667,796
	U.S. Treasury Notes - 12.2%
2,380,000	1.88%, 02/15/2032(15)(17)	2,099,327
320,000	2.88%, 05/15/2032	305,687
1,000,000	3.25%, 06/30/2029	982,930
1,860,000	3.50%, 09/15/2025	1,841,473
890,000	3.88%, 11/30/2027	901,264
		6,130,681
	Total U.S. Government Securities (cost $13,181,057)	$ 12,939,848
COMMON STOCKS - 0.1%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
275	Danaher Corp.	$ 65,150
	Total Common Stocks (cost $85,476)	$ 65,150
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Automobiles & Components - 0.1%
545	Aptiv PLC Series A, 5.50%	$ 61,688
	Health Care Equipment & Services - 0.2%
1,400	Becton Dickinson & Co. Series B, 6.00%	70,784
	Total Convertible Preferred Stocks (cost $157,207)	$ 132,472
PREFERRED STOCKS - 0.1%
	Utilities - 0.1%
1,049	NextEra Energy, Inc. (Preference Shares), 6.93%	$ 49,660
	Total Preferred Stocks (cost $51,139)	$ 49,660
	Total Long-Term Investments (cost $57,014,096)	$ 51,136,940

46

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 385,753	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $385,907; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $393,500		$ 385,753
	Total Short-Term Investments (cost $385,753)		$ 385,753
	Total Investments (cost $57,399,849)	102.8%	$ 51,522,693
	Other Assets and Liabilities	(2.8)%	(1,392,140)
	Total Net Assets	100.0%	$ 50,130,553
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $11,445,778, representing 22.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $8,950,728, representing 17.9% of net assets.
(6)	Security is a zero-coupon bond.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(12)	The rate shown represents current yield to maturity.
(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2023, the market value of securities pledged was $874,744.
(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $764,748.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	18	06/30/2023	$ 3,710,953	$ (15,151)
U.S. Treasury 5-Year Note Future	83	06/30/2023	9,108,602	(2,914)
U.S. Treasury 10-Year Note Future	78	06/21/2023	8,985,844	179,939
U.S. Treasury 10-Year Ultra Future	28	06/21/2023	3,400,687	45,521
Total				$ 207,395
47

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Futures Contracts Outstanding at April 30, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Canadian 10-Year Bond Future	9	06/21/2023	$ 836,629	$ (30,910)
Euro BUXL 30-Year Bond Future	6	06/08/2023	924,048	(37,132)
Euro-BOBL Future	18	06/08/2023	2,344,300	(25,505)
Euro-BUND Future	7	06/08/2023	1,047,608	(37,711)
U.S. Treasury Long Bond Future	3	06/21/2023	394,969	(17,973)
U.S. Treasury Ultra Bond Future	3	06/21/2023	424,219	6,213
Total				$ (143,018)
Total futures contracts				$ 64,377

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S40	USD	4,115,000	5.00%	06/20/2028	Quarterly	$ 35,068	$ 81,677	$ 46,609
ITRAXX-XOVER S39.V1	EUR	2,240,000	5.00%	06/20/2028	Quarterly	(21,707)	80,127	101,834
Total centrally cleared credit default swap contracts						$ 13,361	$ 161,804	$ 148,443

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	$ 2,200	$ —	$ 3,724	$ 1,524
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	899	—	592	(307)
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,314)	(7,052)	(5,738)
Total centrally cleared interest rate swaps contracts						$ 3,099	$ (1,314)	$ (2,736)	$ (4,521)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
78,000	EUR	85,791	USD	CBA	05/31/2023	$ 484
153,000	EUR	169,091	USD	JPM	05/31/2023	140
79,000	EUR	84,810	USD	SSG	06/21/2023	2,668
37,000	EUR	40,296	USD	JPM	06/21/2023	675
31,000	EUR	33,797	USD	BCLY	06/21/2023	529
34,000	EUR	37,136	USD	TDB	06/21/2023	513
42,700,000	KZT	86,613	USD	BOA	03/20/2024	1,276
13,602	USD	20,000	AUD	SCB	06/21/2023	355
132,312	USD	200,000	AUD	MSC	06/21/2023	(157)
126,341	USD	171,000	CAD	MSC	05/31/2023	187
134,001	USD	185,000	CAD	TDB	06/21/2023	(2,546)
4,218,379	USD	3,826,000	EUR	UBS	05/31/2023	(13,499)
45,407	USD	42,000	EUR	HSBC	06/21/2023	(1,100)
2,333,063	USD	2,173,000	EUR	DEUT	06/21/2023	(73,129)
276,184	USD	233,000	GBP	GSC	06/21/2023	(17,000)
276,618	USD	37,000,000	JPY	MSC	06/21/2023	2,711
14,519	USD	1,900,000	JPY	RBC	06/21/2023	453
48

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
946,734	USD	125,000,000	JPY	SCB	07/03/2023	$ 19,631
758,389	USD	100,000,000	JPY	BOA	07/31/2023	13,654
Total foreign currency contracts						$ (64,155)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 3,762,897	$ —	$ 3,762,897	$ —
Convertible Bonds	1,129,573	—	1,129,573	—
Corporate Bonds	16,148,515	—	16,148,515	—
Foreign Government Obligations	6,480,025	—	6,480,025	—
Senior Floating Rate Interests	5,930,168	—	5,930,168	—
U.S. Government Agencies	4,498,632	—	4,498,632	—
U.S. Government Securities	12,939,848	—	12,939,848	—
Common Stocks
Pharmaceuticals, Biotechnology & Life Sciences	65,150	65,150	—	—
Convertible Preferred Stocks	132,472	132,472	—	—
Preferred Stocks	49,660	49,660	—	—
Short-Term Investments	385,753	—	385,753	—
Foreign Currency Contracts(2)	43,276	—	43,276	—
Futures Contracts(2)	231,673	231,673	—	—
Swaps - Credit Default(2)	148,443	—	148,443	—
Swaps - Interest Rate(2)	1,524	—	1,524	—
Total	$ 51,947,609	$ 478,955	$ 51,468,654	$ —
Liabilities
Foreign Currency Contracts(2)	$ (107,431)	$ —	$ (107,431)	$ —
Futures Contracts(2)	(167,296)	(167,296)	—	—
Swaps - Interest Rate(2)	(6,045)	—	(6,045)	—
Total	$ (280,772)	$ (167,296)	$ (113,476)	$ —

(1)	For the period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
49

Hartford Total Return Bond ETF
Schedule of Investments
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.7%
	Asset-Backed - Automobile - 2.3%
$ 1,845,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 1,843,079
1,580,000	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	1,582,172
2,453,000	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	2,452,831
645,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	625,202
	DT Auto Owner Trust
555,000	5.19%, 10/16/2028(1)	551,206
660,000	5.41%, 02/15/2029(1)	660,175
885,000	Enterprise Fleet Financing LLC 5.42%, 10/22/2029(1)	897,084
	Exeter Automobile Receivables Trust
920,000	2.18%, 06/15/2026	903,947
760,000	4.57%, 01/15/2027	748,880
860,000	5.72%, 04/15/2027	859,968
362,000	6.03%, 08/16/2027	364,337
	Flagship Credit Auto Trust
310,000	5.05%, 01/18/2028(1)	307,602
830,000	5.21%, 05/15/2028(1)	830,258
195,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	192,701
280,000	GMF Floorplan Owner Revolving Trust 0.68%, 08/15/2025(1)	275,654
1,830,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	1,837,463
1,365,000	Prestige Auto Receivables Trust 6.55%, 07/17/2028(1)	1,381,689
	Santander Drive Auto Receivables Trust
220,000	1.48%, 01/15/2027	212,147
1,540,000	4.42%, 11/15/2027	1,516,156
350,000	4.72%, 06/15/2027	345,398
650,000	4.98%, 02/15/2028	645,557
1,430,000	5.95%, 01/17/2028	1,452,894
643,270	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	642,134
	Westlake Automobile Receivables Trust
610,000	1.65%, 02/17/2026(1)	581,973
1,180,000	4.31%, 09/15/2027(1)	1,155,945
355,000	5.41%, 01/18/2028(1)	355,240
595,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	599,236
		23,820,928
	Asset-Backed - Credit Card - 0.1%
1,500,000	Mercury Financial Credit Card Master Trust 2.50%, 09/21/2026(1)	1,413,975
	Asset-Backed - Finance & Insurance - 3.5%
19,455	Atlas Senior Loan Fund IX Ltd. 6.12%, 04/20/2028, 3 mo. USD LIBOR + 0.87%(1)(2)	19,396
2,400,000	Bain Capital Credit CLO Ltd. 6.44%, 07/25/2034, 3 mo. USD LIBOR + 1.18%(1)(2)	2,346,600
229,741	BHG Securitization Trust 0.90%, 10/17/2034(1)	219,208
1,440,000	BlueMountain CLO XXIV Ltd. 6.35%, 04/20/2034, 3 mo. USD LIBOR + 1.10%(1)(2)	1,400,616
925,057	Carlyle Global Market Strategies CLO Ltd. 6.26%, 01/15/2031, 3 mo. USD LIBOR + 1.00%(1)(2)	916,394
	CIFC Funding Ltd.
286,691	6.14%, 04/19/2029, 3 mo. USD LIBOR + 0.87%(1)(2)	282,804
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.7% - (continued)
	Asset-Backed - Finance & Insurance - 3.5% - (continued)
$ 970,000	6.26%, 04/18/2031, 3 mo. USD LIBOR + 1.00%(1)(2)	$ 959,308
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	363,479
2,954,699	Galaxy XXIII CLO Ltd. 6.14%, 04/24/2029, 3 mo. USD LIBOR + 0.87%(1)(2)	2,927,759
199,353	Madison Park Funding XIII Ltd. 6.22%, 04/19/2030, 3 mo. USD LIBOR + 0.95%(1)(2)	198,187
176,075	Magnetite VII Ltd. 6.06%, 01/15/2028, 3 mo. USD LIBOR + 0.80%(1)(2)	174,676
1,300,000	MF1 Ltd. 6.53%, 02/19/2037, 1 mo. USD SOFR + 1.75%(1)(2)	1,258,596
2,490,000	Nassau Ltd. 6.51%, 08/26/2034, 3 mo. USD LIBOR + 1.25%(1)(2)	2,391,710
925,000	OCP CLO Ltd. 6.25%, 04/18/2033, 3 mo. USD SOFR + 1.27%(1)(2)	905,717
550,000	OZLM IX Ltd. 6.35%, 10/20/2031, 3 mo. USD LIBOR + 1.10%(1)(2)	542,832
122,574	OZLM VII Ltd. 6.27%, 07/17/2029, 3 mo. USD LIBOR + 1.01%(1)(2)	121,519
	Progress Residential Trust
1,710,770	1.51%, 10/17/2038(1)	1,504,320
451,583	4.45%, 06/17/2039(1)	435,452
2,065,000	Regatta VI Funding Ltd. 6.41%, 04/20/2034, 3 mo. USD LIBOR + 1.16%(1)(2)	2,018,535
2,010,000	RR 1 LLC 6.41%, 07/15/2035, 3 mo. USD LIBOR + 1.15%(1)(2)	1,977,955
2,025,000	RR 16 Ltd. 6.37%, 07/15/2036, 3 mo. USD LIBOR + 1.11%(1)(2)	1,986,592
250,000	Sound Point CLO II Ltd. 6.34%, 01/26/2031, 3 mo. USD LIBOR + 1.07%(1)(2)	247,069
2,270,000	Sound Point CLO XXIX Ltd. 6.33%, 04/25/2034, 3 mo. USD LIBOR + 1.07%(1)(2)	2,205,977
950,000	Sounds Point CLO IV-R Ltd. 6.41%, 04/18/2031, 3 mo. USD LIBOR + 1.15%(1)(2)	934,450
2,590,000	Symphony CLO XXV Ltd. 6.25%, 04/19/2034, 3 mo. USD LIBOR + 0.98%(1)(2)	2,529,806
2,365,000	THL Credit Wind River CLO Ltd. 6.68%, 10/20/2033, 3 mo. USD LIBOR + 1.43%(1)(2)	2,330,790
2,270,000	Venture 42 CLO Ltd. 6.39%, 04/15/2034, 3 mo. USD LIBOR + 1.13%(1)(2)	2,210,058
915,000	Venture 43 CLO Ltd. 6.50%, 04/15/2034, 3 mo. USD LIBOR + 1.24%(1)(2)	886,545
	Voya CLO Ltd.
458,307	6.16%, 01/18/2029, 3 mo. USD LIBOR + 0.90%(1)(2)	454,852
705,000	6.45%, 10/18/2031, 3 mo. USD LIBOR + 1.19%(1)(2)	699,111
1,830,000	Wellfleet CLO X Ltd. 6.42%, 07/20/2032, 3 mo. USD LIBOR + 1.17%(1)(2)	1,798,594
		37,248,907
	Asset-Backed - Student Loan - 0.3%
	Navient Private Education Refi Loan Trust
628,059	0.97%, 12/16/2069(1)	543,468
1,174,044	1.11%, 02/18/2070(1)	1,010,120
1,440,000	5.51%, 10/15/2071(1)	1,442,601
		2,996,189
	Commercial Mortgage-Backed Securities - 4.4%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	881,235

50

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
	BBCMS Mortgage Trust
$ 530,000	3.66%, 04/15/2055(3)	$ 481,496
520,000	4.60%, 06/15/2055(3)	506,370
715,000	5.44%, 12/15/2055(3)	743,173
235,000	5.71%, 12/15/2055(3)	248,609
	Benchmark Mortgage Trust
20,116,659	0.66%, 07/15/2051(3)(4)	326,845
8,407,807	0.68%, 01/15/2051(3)(4)	162,010
8,863,158	1.38%, 03/15/2062(3)(4)	441,007
3,643,079	1.63%, 01/15/2054(3)(4)	319,695
1,860,696	1.91%, 07/15/2053(3)(4)	140,814
2,200,000	3.88%, 02/15/2051(3)	2,068,926
1,180,000	BPR Trust 8.12%, 08/15/2024, 1 mo. USD SOFR + 3.23%(1)(2)	1,177,803
1,560,213	BX Commercial Mortgage Trust 5.92%, 10/15/2036, 1 mo. USD SOFR + 1.03%(1)(2)	1,543,556
	BX Trust
580,000	6.72%, 05/15/2035, 1 mo. USD LIBOR + 1.77%(1)(2)	563,951
1,115,394	7.34%, 08/15/2039, 1 mo. USD SOFR + 2.45%(1)(2)	1,107,194
785,000	CAMB Commercial Mortgage Trust 7.50%, 12/15/2037, 1 mo. USD LIBOR + 2.55%(1)(2)	750,286
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,425,500
	Citigroup Commercial Mortgage Trust
1,300,000	3.62%, 07/10/2047	1,259,529
766,000	4.21%, 11/15/2049(3)	622,687
70,874	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(3)	67,402
	Commercial Mortgage Trust
9,939,730	0.65%, 02/10/2047(3)(4)	20,930
389,000	2.82%, 01/10/2039(1)	333,101
700,000	3.18%, 02/10/2035(1)	651,781
1,470,000	3.73%, 08/10/2049(1)(3)	1,400,667
900,000	3.80%, 08/10/2047	875,048
1,095,125	3.96%, 03/10/2047	1,075,417
395,000	4.08%, 01/10/2039(1)(3)	318,429
360,000	4.24%, 02/10/2047(3)	354,985
12,160,964	CSAIL Commercial Mortgage Trust 0.85%, 06/15/2057(3)(4)	127,769
	DBJPM Mortgage Trust
3,944,545	1.83%, 09/15/2053(3)(4)	262,552
2,660,000	2.89%, 08/10/2049	2,469,964
2,479,528	Extended Stay America Trust 6.03%, 07/15/2038, 1 mo. USD LIBOR + 1.08%(1)(2)	2,415,875
	FirstKey Homes Trust
2,043,414	1.38%, 09/17/2038(1)	1,793,845
671,204	4.15%, 05/17/2039(1)	641,425
190,000	GS Mortgage Securities Corp. Trust 5.62%, 08/15/2036, 1 mo. USD SOFR + 0.73%(1)(2)	187,893
	GS Mortgage Securities Trust
6,583,861	0.78%, 02/13/2053(3)(4)	208,864
2,000,000	3.05%, 05/10/2049	1,879,177
2,440,000	3.43%, 08/10/2050	2,254,660
890,000	3.63%, 11/10/2047	856,390
100,000	4.07%, 01/10/2047	98,314
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	377,923
	JPMBB Commercial Mortgage Securities Trust
100,000	3.93%, 09/15/2047	97,016
86,767	4.00%, 04/15/2047	85,066
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	$ 1,928,180
	Life Mortgage Trust
2,540,978	5.70%, 03/15/2038, 1 mo. USD SOFR + 0.81%(1)(2)	2,469,978
358,784	6.40%, 03/15/2038, 1 mo. USD SOFR + 1.51%(1)(2)	341,854
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,357,515
3,925,648	Morgan Stanley Capital I Trust 1.48%, 06/15/2050(3)(4)	136,119
786,000	Urbana Court DUS 4.46%, 05/01/2028(5)	789,439
	Wells Fargo NA
11,317,379	0.53%, 02/15/2055(3)(4)	328,257
5,725,010	0.71%, 11/15/2062(3)(4)	179,425
14,002,878	0.76%, 11/15/2062(3)(4)	481,404
15,584,169	0.84%, 02/15/2061(3)(4)	422,953
5,816,623	0.85%, 11/15/2050(3)(4)	152,477
3,569,137	0.91%, 11/15/2054(3)(4)	92,629
10,579,060	0.99%, 01/15/2063(3)(4)	480,963
3,450,951	1.04%, 05/15/2062(3)(4)	145,395
3,107,577	1.20%, 02/15/2056(3)(4)	214,927
7,175,200	1.88%, 03/15/2063(3)(4)	699,642
1,790,000	3.44%, 09/15/2060	1,673,988
	WFRBS Commercial Mortgage Trust
1,025,000	3.61%, 11/15/2047	987,766
100,000	4.00%, 05/15/2047	97,801
100,000	4.05%, 03/15/2047	98,288
		46,704,179
	Other Asset-Backed Securities - 3.7%
405,000	35 Degrees DUS 4.51%, 05/01/2033(5)	410,426
151,082	AASET Trust 3.35%, 01/16/2040(1)	126,952
	Affirm Asset Securitization Trust
94,853	1.90%, 01/15/2025(1)	93,396
34,283	3.46%, 10/15/2024(1)	34,083
895,000	6.61%, 01/18/2028(1)	894,760
548,366	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	545,075
375,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.05%, 05/15/2036, 1 mo. USD LIBOR + 1.10%(1)(2)	364,801
820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	798,702
1,300,000	Benefit Street Partners CLO XXXI Ltd. 7.22%, 04/25/2036, 3 mo. USD SOFR + 2.35%(1)(2)	1,295,897
780,000	CCG Receivables Trust 5.82%, 09/16/2030(1)	785,963
	CF Hippolyta Issuer LLC
193,202	1.98%, 03/15/2061(1)	165,327
341,645	1.99%, 07/15/2060(1)	289,757
400,000	CNH Equipment Trust 4.77%, 10/15/2030	402,310
1,267,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	1,283,253
	Domino's Pizza Master Issuer LLC
926,100	2.66%, 04/25/2051(1)	799,057
406,350	3.67%, 10/25/2049(1)	361,872
47,750	4.12%, 07/25/2048(1)	45,855
1,215,000	Elmwood CLO Ltd. 7.31%, 04/16/2036, 3 mo. USD SOFR + 2.25%(1)	1,210,525
780,000	Invesco U.S. CLO Ltd. 7.16%, 04/21/2036, 3 mo. USD SOFR + 2.30%(1)(2)	777,094
900,000	Kubota Credit Owner Trust 5.02%, 06/15/2027(1)	904,191
278,087	Marlette Funding Trust 1.06%, 09/15/2031(1)	272,685

51

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.7% - (continued)
	Other Asset-Backed Securities - 3.7% - (continued)
$ 2,205,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	$ 2,154,287
143,147	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	133,155
1,695,000	Octagon 61 Ltd. 7.42%, 04/20/2036, 3 mo. USD SOFR + 2.35%(1)	1,695,000
	PRET LLC
753,762	1.74%, 07/25/2051(1)(6)	692,108
789,031	1.87%, 07/25/2051(1)(6)	710,032
874,418	Pretium Mortgage Credit Partners I LLC 1.99%, 06/27/2060(1)(6)	804,705
1,472,135	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(6)	1,390,586
	Progress Residential Trust
636,364	3.20%, 04/17/2039(1)	588,056
1,746,924	4.44%, 05/17/2041(1)	1,688,185
753,812	4.75%, 10/27/2039(1)	739,720
1,185,000	RR 26 Ltd. 6.98%, 04/15/2038, 3 mo. USD SOFR + 2.25%(1)(2)	1,172,219
178,848	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	150,257
310,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	282,458
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	442,380
1,445,000	Texas Debt Capital CLO Ltd. 7.12%, 04/20/2036, 3 mo. USD SOFR + 2.30%(1)	1,430,413
309,000	Trio Apartments DUS 4.37%, 05/01/2028(5)	308,855
108,161	Upstart Securitization Trust 0.83%, 07/20/2031(1)	106,573
1,640,000	Vantage Data Centers LLC 1.65%, 09/15/2045(1)	1,477,550
1,584,659	Vericrest Opportunity Loan Transferee 1.87%, 08/25/2051(1)(6)	1,447,752
548,679	VOLT C LLC 1.99%, 05/25/2051(1)(6)	501,426
1,115,453	VOLT XCIII LLC 1.89%, 02/27/2051(1)(6)	1,018,843
883,402	VOLT XCIV LLC 2.24%, 02/27/2051(1)(6)	821,131
1,063,473	VOLT XCIX LLC 2.12%, 04/25/2051(1)(6)	980,334
750,617	VOLT XCV LLC 2.24%, 03/27/2051(1)(6)	695,191
859,564	VOLT XCVII LLC 2.24%, 04/25/2051(1)(6)	788,250
	Wendy's Funding LLC
2,122,200	2.37%, 06/15/2051(1)	1,779,477
3,265,830	2.78%, 06/15/2051(1)	2,633,177
582,712	3.88%, 03/15/2048(1)	540,376
241,937	Wingstop Funding LLC 2.84%, 12/05/2050(1)	213,327
		39,247,804
	Whole Loan Collateral CMO - 8.4%
1,388,209	510 Asset-Backed Trust 2.24%, 06/25/2061(1)(6)	1,276,575
427,455	Ajax Mortgage Loan Trust 2.12%, 01/25/2061(1)(6)	394,179
	Angel Oak Mortgage Trust
561,331	0.91%, 01/25/2066(1)(3)	463,700
1,335,421	0.95%, 07/25/2066(1)(3)	1,074,409
389,987	0.99%, 04/25/2053(1)(3)	353,908
483,236	0.99%, 04/25/2066(1)(3)	399,336
1,012,241	1.07%, 05/25/2066(1)(3)	838,848
530,292	1.24%, 01/20/2065(1)(3)	427,378
966,890	1.82%, 11/25/2066(1)(3)	823,955
2,558,163	2.88%, 12/25/2066(1)(6)	2,258,490
43,881	Bear Stearns ARM Trust 4.45%, 08/25/2035(3)	39,526
647,877	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	572,694
	BRAVO Residential Funding Trust
356,228	0.94%, 02/25/2049(1)(3)	319,599
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.7% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 317,585	0.97%, 03/25/2060(1)(3)	$ 294,632
1,639,505	1.62%, 03/01/2061(1)(6)	1,492,630
479,127	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	404,127
2,509,449	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(3)	2,362,631
	COLT Mortgage Loan Trust
218,378	0.80%, 07/27/2054(1)	187,869
832,823	0.91%, 06/25/2066(1)(3)	675,306
1,588,910	0.96%, 09/27/2066(1)(3)	1,268,898
975,196	1.34%, 08/25/2066(1)(3)	769,413
2,383,414	1.40%, 10/25/2066(1)(3)	1,951,756
2,527,232	2.28%, 12/27/2066(1)(3)	2,214,108
414,999	4.30%, 03/25/2067(1)(3)	401,026
	CSMC Trust
232,521	0.81%, 05/25/2065(1)(3)	197,286
568,013	0.83%, 03/25/2056(1)(3)	459,686
780,215	0.94%, 05/25/2066(1)(3)	618,919
1,232,944	1.10%, 05/25/2066(1)(3)	1,012,353
1,003,516	1.18%, 02/25/2066(1)(3)	835,734
511,093	1.80%, 12/27/2060(1)(3)	460,908
984,755	1.84%, 10/25/2066(1)(3)	808,023
2,746,230	2.27%, 11/25/2066(1)(3)	2,382,373
346,053	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	298,110
	Ellington Financial Mortgage Trust
128,330	0.80%, 02/25/2066(1)(3)	108,037
344,379	0.93%, 06/25/2066(1)(3)	278,895
1,112,439	2.21%, 01/25/2067(1)(3)	944,366
	Federal National Mortgage Association Connecticut Avenue Securities
175,464	7.17%, 11/25/2039, 1 mo. USD LIBOR + 2.15%(1)(2)	175,026
88,620	7.22%, 08/25/2030, 1 mo. USD LIBOR + 2.20%(2)	88,841
15,934	7.32%, 08/25/2031, 1 mo. USD LIBOR + 2.30%(1)(2)	15,934
333,897	7.37%, 07/25/2042, 1 mo. USD SOFR + 2.55%(1)(2)	338,070
109,264	7.37%, 01/25/2031, 1 mo. USD LIBOR + 2.35%(2)	110,673
375,024	8.57%, 07/25/2029, 1 mo. USD LIBOR + 3.55%(2)	384,851
311,929	9.37%, 05/25/2029, 1 mo. USD LIBOR + 4.35%(2)	324,385
447,079	9.42%, 01/25/2024, 1 mo. USD LIBOR + 4.40%(2)	454,903
210,838	9.92%, 11/25/2024, 1 mo. USD LIBOR + 4.90%(2)	221,501
57,241	10.02%, 11/25/2024, 1 mo. USD LIBOR + 5.00%(2)	57,807
143,375	10.02%, 07/25/2025, 1 mo. USD LIBOR + 5.00%(2)	152,570
2,485,941	FirstKey Homes Trust 4.25%, 07/17/2039(1)	2,385,110
	GCAT Trust
636,899	0.87%, 01/25/2066(1)(3)	558,088
716,472	1.04%, 05/25/2066(1)(3)	579,912
963,060	1.09%, 05/25/2066(1)(3)	792,055
1,365,806	1.09%, 08/25/2066(1)(3)	1,071,536
731,363	1.92%, 08/25/2066(1)(3)	636,792
	Imperial Fund Mortgage Trust
771,186	1.07%, 09/25/2056(1)(3)	627,122
2,699,157	3.64%, 03/25/2067(1)(6)	2,487,223
	Legacy Mortgage Asset Trust
376,060	1.65%, 11/25/2060(1)(6)	336,794
499,102	1.75%, 04/25/2061(1)(6)	450,709

52

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.7% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 694,611	1.75%, 07/25/2061(1)(6)	$ 626,329
809,818	LSTAR Securities Investment Ltd. 7.83%, 02/01/2026, 1 mo. USD LIBOR + 2.80%(1)(2)	788,287
553,072	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	523,798
	MFA Trust
81,661	1.01%, 01/26/2065(1)(3)	75,237
579,023	1.03%, 11/25/2064(1)(3)	484,486
430,371	1.15%, 04/25/2065(1)(3)	395,656
14,887	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	14,404
	New Residential Mortgage Loan Trust
480,015	0.94%, 07/25/2055(1)(3)	412,064
340,465	0.94%, 10/25/2058(1)(3)	308,193
2,469,909	2.28%, 04/25/2061(1)(3)	2,133,801
483,714	3.50%, 12/25/2057(1)(3)	459,570
399,827	3.91%, 09/25/2057(1)(3)	371,815
304,970	4.00%, 04/25/2057(1)(3)	293,573
337,337	4.00%, 08/27/2057(1)(3)	318,138
150,833	5.77%, 01/25/2048, 1 mo. USD LIBOR + 0.75%(1)(2)	146,104
1,527,938	NMLT Trust 1.19%, 05/25/2056(1)(3)	1,254,610
	OBX Trust
980,215	1.05%, 07/25/2061(1)(3)	751,539
936,211	1.07%, 02/25/2066(1)(3)	779,428
2,244,645	2.31%, 11/25/2061(1)(3)	1,929,168
409,297	PMT Credit Risk Transfer Trust 7.92%, 02/27/2024, 1 mo. USD LIBOR + 2.90%(1)(2)	398,385
	Preston Ridge Partners Mortgage LLC
363,446	1.32%, 07/25/2051(1)(6)	323,821
984,145	1.79%, 06/25/2026(1)(6)	913,036
906,255	1.79%, 07/25/2026(1)(6)	839,161
1,554,430	1.87%, 04/25/2026(1)(6)	1,469,359
347,308	2.12%, 03/25/2026(1)(3)	329,292
207,036	2.36%, 11/25/2025(1)(6)	198,771
1,712,448	2.36%, 10/25/2026(1)(6)	1,597,671
815,017	2.49%, 10/25/2026(1)(6)	761,333
339,743	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	312,370
	Seasoned Credit Risk Transfer Trust
657,431	2.50%, 08/25/2059	570,522
321,002	3.50%, 08/25/2057(3)	308,358
507,825	3.50%, 11/25/2057	476,624
1,349,188	3.50%, 07/25/2058	1,258,055
536,429	3.50%, 08/25/2058	505,386
1,859,712	3.50%, 10/25/2058	1,737,078
1,336,394	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,099,951
2,648	STACR Trust 6.67%, 04/25/2043, 1 mo. USD LIBOR + 1.65%(1)(2)	2,648
747,659	STAR Trust 1.22%, 05/25/2065(1)(3)	648,132
	Starwood Mortgage Residential Trust
270,553	0.94%, 05/25/2065(1)(3)	245,392
1,113,217	1.13%, 06/25/2056(1)(3)	913,186
1,512,862	1.92%, 11/25/2066(1)(3)	1,257,103
1,210,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(6)	1,170,963
	Towd Point Mortgage Trust
789,314	1.75%, 10/25/2060(1)	691,153
564,107	2.16%, 01/25/2052(1)(3)	549,726
106,981	2.75%, 10/25/2056(1)(3)	105,083
517,705	2.75%, 06/25/2057(1)(3)	492,088
680,710	2.75%, 10/25/2057(1)(3)	649,614
867,922	2.90%, 10/25/2059(1)(3)	812,955
2,103,888	2.92%, 11/30/2060(1)(3)	1,701,359
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.7% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 702,256	3.25%, 03/25/2058(1)(3)	$ 674,506
79,260	3.25%, 07/25/2058(1)(3)	76,292
47,384	3.75%, 05/25/2058(1)(3)	45,417
714,305	Triangle Re Ltd. 6.72%, 02/25/2034, 1 mo. USD SOFR + 1.90%(1)(2)	713,434
610,908	TRK Trust 1.15%, 07/25/2056(1)(3)	519,576
	VCAT LLC
815,214	1.74%, 05/25/2051(1)(6)	742,083
241,926	2.12%, 03/27/2051(1)(6)	229,876
	Verus Securitization Trust
173,550	0.82%, 10/25/2063(1)(3)	156,089
455,876	0.92%, 02/25/2064(1)(3)	391,599
2,162,731	0.94%, 07/25/2066(1)(3)	1,771,584
2,480,125	1.01%, 09/25/2066(1)(3)	2,072,584
408,790	1.03%, 02/25/2066(1)(3)	350,884
1,052,452	1.82%, 11/25/2066(1)(3)	904,253
2,063,235	1.83%, 10/25/2066(1)(3)	1,762,361
1,689,162	2.72%, 01/25/2067(1)(6)	1,517,127
		88,252,025
	Total Asset & Commercial Mortgage-Backed Securities (cost $259,245,643)	$ 239,684,007
CORPORATE BONDS - 24.9%
	Advertising - 0.1%
	Lamar Media Corp.
1,435,000	3.63%, 01/15/2031	$ 1,236,088
80,000	4.88%, 01/15/2029	75,632
		1,311,720
	Aerospace/Defense - 0.3%
	Boeing Co.
10,000	3.65%, 03/01/2047	7,193
257,000	5.04%, 05/01/2027	257,753
698,000	5.15%, 05/01/2030	701,675
	L3Harris Technologies, Inc.
105,000	2.90%, 12/15/2029	93,423
785,000	3.85%, 06/15/2023	783,569
10,000	4.85%, 04/27/2035	9,802
430,000	Northrop Grumman Corp. 5.15%, 05/01/2040	431,738
	Raytheon Technologies Corp.
25,000	3.95%, 08/16/2025	24,649
335,000	5.15%, 02/27/2033	347,489
110,000	5.38%, 02/27/2053	115,571
		2,772,862
	Agriculture - 0.5%
	BAT Capital Corp.
98,700	3.56%, 08/15/2027	92,211
111,000	4.74%, 03/16/2032	103,551
	BAT International Finance PLC
25,000	1.67%, 03/25/2026	22,736
586,000	4.45%, 03/16/2028	561,820
	Philip Morris International, Inc.
1,515,000	4.88%, 02/15/2028	1,525,576
131,000	4.88%, 11/15/2043	119,420
1,045,000	5.13%, 11/17/2027	1,068,364
1,100,000	5.13%, 02/15/2030	1,109,363
455,000	5.63%, 11/17/2029	474,139
		5,077,180
	Apparel - 0.2%
260,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	245,043
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,880,200
		2,125,243

53

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Auto Manufacturers - 0.0%
	General Motors Financial Co., Inc.
$ 25,000	1.25%, 01/08/2026	$ 22,490
493,000	3.60%, 06/21/2030	431,458
		453,948
	Beverages - 0.2%
120,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	120,607
	Anheuser-Busch InBev Worldwide, Inc.
231,000	4.60%, 04/15/2048	221,178
788,000	5.45%, 01/23/2039	836,643
30,000	5.55%, 01/23/2049	32,457
	Constellation Brands, Inc.
100,000	3.50%, 05/09/2027	96,627
5,000	3.60%, 02/15/2028	4,780
935,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	901,172
		2,213,464
	Biotechnology - 0.5%
	Amgen, Inc.
465,000	5.15%, 03/02/2028	475,106
250,000	5.25%, 03/02/2030	256,426
1,068,000	5.25%, 03/02/2033	1,097,026
510,000	5.75%, 03/02/2063	527,763
	CSL Finance PLC
483,000	4.05%, 04/27/2029(1)	468,295
435,000	4.25%, 04/27/2032(1)	423,240
	Royalty Pharma PLC
100,000	1.20%, 09/02/2025	91,112
1,814,000	2.15%, 09/02/2031	1,444,712
581,000	2.20%, 09/02/2030	475,654
43,000	3.35%, 09/02/2051	28,258
		5,287,592
	Chemicals - 0.1%
835,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	843,907
280,000	Nutrien Ltd. 4.90%, 03/27/2028	280,629
		1,124,536
	Commercial Banks - 5.1%
	Bank of America Corp.
155,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(7)	124,290
130,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(7)	103,524
2,147,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.99% thereafter)(7)	1,814,340
579,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(7)	473,399
695,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(7)	588,534
2,660,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(7)	2,221,082
835,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.18% thereafter)(7)	742,434
200,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 6 mo. USD SOFR + 1.58% thereafter)(7)	155,139
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 5,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.15% thereafter)(7)	$ 4,186
831,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(7)	826,874
940,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(7)	943,903
1,975,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.65% thereafter)(1)(7)	1,986,589
	Barclays PLC
245,000	5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 12 mo. USD CMT + 3.00% thereafter)(7)	240,339
330,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.30% thereafter)(7)	352,176
	BNP Paribas SA
200,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.22% thereafter)(1)(7)	169,522
1,375,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.07% thereafter)(1)(7)	1,281,099
730,000	4.38%, 03/01/2033, (4.38% fixed rate until 03/01/2028; 5 year USD Swap + 1.48% thereafter)(1)(7)	673,255
555,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 12 mo. USD CMT + 1.45% thereafter)(1)(7)	556,442
605,000	Credit Suisse AG 7.50%, 02/15/2028	644,325
	Credit Suisse Group AG
600,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(7)	480,468
295,000	4.28%, 01/09/2028(1)	266,606
275,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(7)	272,177
1,600,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(7)	1,623,465
	Danske Bank AS
380,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.35% thereafter)(1)(7)	341,251
530,000	5.38%, 01/12/2024(1)	524,967
	Deutsche Bank AG
520,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(7)	462,294
945,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(7)	816,799
150,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(7)	152,249
400,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(7)	373,640

54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Commercial Banks - 5.1% - (continued)
	Goldman Sachs Group, Inc.
$ 75,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(7)	$ 59,951
1,375,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(7)	1,121,410
1,855,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(7)	1,547,134
130,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD SOFR + 1.16% thereafter)(7)	122,195
1,850,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD SOFR + 1.30% thereafter)(7)	1,773,927
	HSBC Holdings PLC
630,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(7)	533,366
380,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.53% thereafter)(7)	364,221
1,485,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.53% thereafter)(7)	1,361,752
2,510,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(7)	2,483,762
630,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(7)	646,752
880,000	6.33%, 03/09/2044, 6 mo. USD SOFR + 2.65%	924,985
128,000	6.80%, 06/01/2038	136,596
200,000	HSBC USA, Inc. 5.63%, 03/17/2025	201,167
	JP Morgan Chase & Co.
380,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	315,758
300,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 6 mo. USD SOFR + 2.52% thereafter)(7)	259,632
1,416,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.16% thereafter)(7)	1,317,718
490,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.25% thereafter)(7)	476,011
943,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.12% thereafter)(7)	901,578
1,870,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(7)	1,831,887
839,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(7)	839,898
5,000	6.16%, 07/23/2024, 3 mo. USD LIBOR + 0.89%(2)	5,001
2,575,000	M&T Bank Corp. 5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(7)	2,413,022
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Commercial Banks - 5.1% - (continued)
	Morgan Stanley
$ 1,377,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(7)	$ 1,085,340
740,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(7)	596,345
572,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.00% thereafter)(7)	521,683
579,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(7)	499,029
625,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(7)	570,892
763,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 6 mo. USD SOFR + 1.61% thereafter)(7)	738,613
745,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.63% thereafter)(7)	718,234
1,130,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(7)	1,136,308
	Societe Generale SA
2,705,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.20% thereafter)(1)(7)	2,545,814
435,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.55% thereafter)(1)(7)	443,226
965,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.45% thereafter)(1)(7)	1,042,749
550,000	UBS Group AG 4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.75% thereafter)(1)(7)	529,528
	Wells Fargo & Co.
89,000	2.19%, 04/30/2026, (2.19% fixed rate until 04/30/2025; 6 mo. USD SOFR + 2.00% thereafter)(7)	83,776
550,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 6 mo. USD SOFR + 1.23% thereafter)(7)	469,724
200,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD SOFR + 1.43% thereafter)(7)	174,607
790,000	3.00%, 04/22/2026	751,503
254,000	3.00%, 10/23/2026	238,787
1,108,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(7)	967,012
664,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(7)	657,113
490,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(7)	478,345

55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 2,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 6 mo. USD SOFR + 4.50% thereafter)(7)	$ 1,879
375,000	5.39%, 04/24/2034, 6 mo. USD SOFR + 2.02%	380,376
		53,483,974
	Commercial Services - 0.9%
	Ashtead Capital, Inc.
425,000	4.00%, 05/01/2028(1)	398,010
1,400,000	4.38%, 08/15/2027(1)	1,336,883
400,000	5.50%, 08/11/2032(1)	394,503
205,000	5.55%, 05/30/2033(1)	203,554
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,851,996
	Howard University
100,000	2.39%, 10/01/2027	89,435
100,000	2.70%, 10/01/2029	87,213
325,000	2.80%, 10/01/2030	280,409
105,000	2.90%, 10/01/2031	89,353
265,000	3.48%, 10/01/2041	204,759
	Service Corp. International
1,855,000	3.38%, 08/15/2030	1,571,404
2,781,000	5.13%, 06/01/2029	2,676,712
	United Rentals North America, Inc.
270,000	3.75%, 01/15/2032	231,524
130,000	4.88%, 01/15/2028	124,918
		9,540,673
	Construction Materials - 0.5%
2,330,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,175,617
	Standard Industries, Inc.
549,000	3.38%, 01/15/2031(1)	434,401
2,610,000	4.38%, 07/15/2030(1)	2,253,011
155,000	4.75%, 01/15/2028(1)	144,529
		5,007,558
	Diversified Financial Services - 0.3%
	Capital One Financial Corp.
1,025,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(7)	986,410
19,000	5.27%, 05/10/2033, (5.27% fixed rate until 05/10/2032; 3 mo. USD SOFR + 2.37% thereafter)(7)	18,095
130,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(7)	127,671
430,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(7)	418,285
	Intercontinental Exchange, Inc.
240,000	4.35%, 06/15/2029	236,699
110,000	4.60%, 03/15/2033	109,649
90,000	4.95%, 06/15/2052	89,396
275,000	OneMain Finance Corp. 6.13%, 03/15/2024	270,466
	Synchrony Financial
415,000	2.88%, 10/28/2031	305,132
600,000	7.25%, 02/02/2033	551,155
		3,112,958
	Electric - 2.9%
733,000	AES Corp. 3.30%, 07/15/2025(1)	696,440
	Alabama Power Co.
470,000	3.45%, 10/01/2049	355,087
353,000	4.15%, 08/15/2044	305,431
	Berkshire Hathaway Energy Co.
275,000	1.65%, 05/15/2031	222,392
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Electric - 2.9% - (continued)
$ 215,000	4.50%, 02/01/2045	$ 197,458
	Cleco Corporate Holdings LLC
784,000	3.38%, 09/15/2029	682,562
97,000	4.97%, 05/01/2046	85,475
	Consolidated Edison Co. of New York, Inc.
245,000	3.20%, 12/01/2051	177,908
112,000	3.95%, 04/01/2050	93,670
160,000	4.00%, 11/15/2057	128,502
	Dominion Energy, Inc.
95,000	3.38%, 04/01/2030	86,538
2,155,000	5.38%, 11/15/2032	2,207,695
40,000	6.30%, 03/15/2033	44,050
575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	517,485
	Duke Energy Corp.
1,483,000	2.55%, 06/15/2031	1,247,282
77,700	3.75%, 09/01/2046	61,024
550,000	4.50%, 08/15/2032	532,957
	Duke Energy Indiana LLC
220,000	2.75%, 04/01/2050	146,231
921,000	3.25%, 10/01/2049	678,997
50,000	Duke Energy Ohio, Inc. 5.25%, 04/01/2033	51,825
	Duke Energy Progress LLC
107,000	3.70%, 10/15/2046	85,261
225,000	4.00%, 04/01/2052	189,824
255,000	Edison International 6.95%, 11/15/2029	276,354
1,280,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.44% thereafter)(7)	1,219,088
780,000	Enel Finance International NV 5.00%, 06/15/2032(1)	740,635
	Evergy Metro, Inc.
182,000	2.25%, 06/01/2030	154,417
21,000	4.13%, 04/01/2049	17,617
	Evergy, Inc.
368,000	2.45%, 09/15/2024	353,963
208,000	2.90%, 09/15/2029	186,649
210,000	Eversource Energy 5.45%, 03/01/2028	217,405
310,000	Florida Power & Light Co. 5.10%, 04/01/2033	322,718
	Georgia Power Co.
473,000	4.30%, 03/15/2042	419,136
70,000	4.70%, 05/15/2032	69,719
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	504,125
248,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	240,838
370,000	Kentucky Utilities Co. 5.45%, 04/15/2033	385,706
370,000	Louisville Gas & Electric Co. 5.45%, 04/15/2033	385,422
	National Rural Utilities Cooperative Finance Corp.
169,000	3.40%, 02/07/2028	161,326
5,000	3.45%, 06/15/2025	4,875
575,000	4.80%, 03/15/2028	581,109
400,000	5.80%, 01/15/2033	430,090
	NextEra Energy Capital Holdings, Inc.
15,000	1.90%, 06/15/2028	13,196
1,200,000	4.63%, 07/15/2027	1,199,087
350,000	5.00%, 02/28/2030	353,119
715,000	5.00%, 07/15/2032	720,416
130,000	6.05%, 03/01/2025	132,079
890,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	771,411
484,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	412,381
	Pacific Gas & Electric Co.
840,500	2.50%, 02/01/2031	680,063

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Electric - 2.9% - (continued)
$ 245,000	4.40%, 03/01/2032	$ 219,870
664,000	4.50%, 07/01/2040	536,736
495,000	4.55%, 07/01/2030	459,395
2,109,000	4.95%, 07/01/2050	1,716,973
290,000	5.25%, 03/01/2052	243,493
750,000	5.90%, 06/15/2032	751,961
610,000	6.15%, 01/15/2033	617,953
	Puget Energy, Inc.
40,000	2.38%, 06/15/2028	35,501
130,000	3.65%, 05/15/2025	125,816
620,000	4.10%, 06/15/2030	580,026
	Sempra Energy
328,000	3.40%, 02/01/2028	308,994
605,000	4.00%, 02/01/2048	492,451
79,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.87% thereafter)(7)	63,920
	Southern California Edison Co.
75,000	2.85%, 08/01/2029	67,780
75,000	3.65%, 02/01/2050	58,254
113,000	4.05%, 03/15/2042	94,567
360,000	4.70%, 06/01/2027	361,851
435,000	5.30%, 03/01/2028	445,867
270,000	5.85%, 11/01/2027	283,620
	Southern Co.
100,000	0.60%, 02/26/2024	96,331
1,238,000	3.25%, 07/01/2026	1,184,702
105,000	4.25%, 07/01/2036	97,032
725,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	733,659
655,000	Virginia Electric & Power Co. 5.00%, 04/01/2033	662,143
	Xcel Energy, Inc.
100,000	1.75%, 03/15/2027	89,974
59,000	4.00%, 06/15/2028	57,487
408,000	4.60%, 06/01/2032	400,161
		30,533,555
	Energy-Alternate Sources - 0.2%
1,430,000	Energo-Pro AS 8.50%, 02/04/2027(1)	1,365,650
470,000	FS Luxembourg Sarl 10.00%, 12/15/2025(1)	467,774
730,000	Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(8)	693,067
		2,526,491
	Engineering & Construction - 0.2%
735,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	582,488
	International Airport Finance SA
1,118,540	12.00%, 03/15/2033(1)	1,052,537
515,501	12.00%, 03/15/2033(8)	485,082
		2,120,107
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
328,000	4.28%, 03/15/2032(1)	290,950
2,120,000	5.14%, 03/15/2052(1)	1,692,599
	WMG Acquisition Corp.
215,000	3.75%, 12/01/2029(1)	189,200
2,730,000	3.88%, 07/15/2030(1)	2,409,225
		4,581,974
	Environmental Control - 0.2%
1,971,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	1,907,967
	Food - 0.1%
107,000	Conagra Brands, Inc. 4.30%, 05/01/2024	105,908
200,000	General Mills, Inc. 4.95%, 03/29/2033	203,350
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Food - 0.1% - (continued)
	NBM U.S. Holdings, Inc.
$ 835,000	7.00%, 05/14/2026(1)	$ 812,831
575,000	7.00%, 05/14/2026(8)	559,734
		1,681,823
	Gas - 0.2%
630,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	652,099
	NiSource, Inc.
52,000	1.70%, 02/15/2031	41,728
76,000	2.95%, 09/01/2029	68,319
639,000	3.60%, 05/01/2030	592,978
430,000	5.25%, 03/30/2028	438,398
		1,793,522
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
1,425,000	6.05%, 04/15/2028(1)	1,435,946
850,000	6.30%, 02/15/2030(1)	864,569
		2,300,515
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	757,945
435,000	3.00%, 09/23/2029(1)	393,242
255,000	5.38%, 12/06/2032(1)	262,156
200,000	5.75%, 12/06/2052(1)	214,026
1,550,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,449,195
	Baxter International, Inc.
765,000	2.54%, 02/01/2032	628,709
100,000	2.60%, 08/15/2026	93,413
	GE HealthCare Technologies, Inc.
430,000	5.86%, 03/15/2030(1)	451,942
450,000	5.91%, 11/22/2032(1)	480,898
	Haleon U.S. Capital LLC
730,000	3.38%, 03/24/2029	678,062
255,000	3.63%, 03/24/2032	233,717
647,000	Hologic, Inc. 4.63%, 02/01/2028(1)	629,118
		6,272,423
	Healthcare - Services - 0.7%
	Centene Corp.
480,000	2.45%, 07/15/2028	417,210
215,000	4.25%, 12/15/2027	205,052
1,805,000	4.63%, 12/15/2029	1,701,212
60,000	CommonSpirit Health 3.35%, 10/01/2029	54,105
	Humana, Inc.
100,000	1.35%, 02/03/2027	88,564
945,000	3.70%, 03/23/2029	892,489
	Kaiser Foundation Hospitals
1,000	2.81%, 06/01/2041	747
805,000	3.00%, 06/01/2051	577,951
87,000	Sutter Health 3.36%, 08/15/2050	63,240
	UnitedHealth Group, Inc.
100,000	1.15%, 05/15/2026	91,514
1,043,000	2.75%, 05/15/2040	799,755
11,000	3.85%, 06/15/2028	10,799
738,000	4.00%, 05/15/2029	724,222
110,000	4.45%, 12/15/2048	102,034
125,000	4.95%, 05/15/2062	122,767
120,000	5.25%, 02/15/2028	125,166
740,000	5.35%, 02/15/2033	787,845
60,000	5.88%, 02/15/2053	67,706
140,000	6.05%, 02/15/2063	160,956
		6,993,334
	Home Builders - 0.1%
	Taylor Morrison Communities, Inc.
170,000	5.13%, 08/01/2030(1)	159,481

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Home Builders - 0.1% - (continued)
$ 1,191,000	5.75%, 01/15/2028(1)	$ 1,173,135
65,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	64,682
		1,397,298
	Household Products - 0.1%
690,000	Kenvue, Inc. 5.05%, 03/22/2053(1)	715,716
	Insurance - 0.5%
150,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	154,899
	Athene Global Funding
890,000	2.65%, 10/04/2031(1)	684,577
1,810,000	2.72%, 01/07/2029(1)	1,515,827
1,150,000	Corebridge Financial, Inc. 6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.85% thereafter)(1)(7)	1,042,362
1,639,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,397,422
	Marsh & McLennan Cos., Inc.
25,000	4.38%, 03/15/2029	24,789
360,000	4.75%, 03/15/2039	340,713
		5,160,589
	Internet - 0.6%
3,015,000	Gen Digital, Inc. 5.00%, 04/15/2025(1)	2,980,440
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
775,000	3.50%, 03/01/2029(1)	672,002
2,383,000	5.25%, 12/01/2027(1)	2,288,836
		5,941,278
	Iron/Steel - 0.1%
1,005,000	ArcelorMittal SA 6.80%, 11/29/2032	1,050,937
	IT Services - 0.2%
2,505,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	2,300,187
	Machinery-Diversified - 0.1%
868,000	Otis Worldwide Corp. 2.57%, 02/15/2030	763,056
	Media - 1.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
10,000	3.50%, 06/01/2041	6,828
529,000	3.50%, 03/01/2042	355,817
1,234,000	5.05%, 03/30/2029	1,193,576
997,000	5.13%, 07/01/2049	778,779
930,000	5.38%, 05/01/2047	761,137
802,000	5.75%, 04/01/2048	680,369
1,204,000	6.48%, 10/23/2045	1,114,118
	Comcast Corp.
100,000	2.65%, 08/15/2062	61,182
2,000	2.89%, 11/01/2051	1,370
611,000	3.20%, 07/15/2036	518,009
473,000	3.75%, 04/01/2040	407,793
	Cox Communications, Inc.
585,000	2.60%, 06/15/2031(1)	483,715
67,000	3.15%, 08/15/2024(1)	65,276
	Discovery Communications LLC
75,600	3.95%, 03/20/2028	70,713
15,000	4.00%, 09/15/2055	9,850
469,000	5.20%, 09/20/2047	383,963
843,000	5.30%, 05/15/2049	688,671
1,173,000	6.35%, 06/01/2040	1,142,590
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Media - 1.3% - (continued)
	Paramount Global
$ 23,000	4.00%, 01/15/2026	$ 22,246
55,000	4.20%, 06/01/2029	50,886
680,000	4.20%, 05/19/2032	585,068
226,000	4.38%, 03/15/2043	161,615
79,000	4.90%, 08/15/2044	60,007
1,664,000	4.95%, 01/15/2031	1,544,789
595,000	5.25%, 04/01/2044	469,934
	Sirius XM Radio, Inc.
2,075,000	3.13%, 09/01/2026(1)	1,856,571
75,000	4.00%, 07/15/2028(1)	63,328
141,000	4.13%, 07/01/2030(1)	113,112
		13,651,312
	Mining - 0.0%
655,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	548,226
	Office/Business Equipment - 0.2%
	CDW LLC/CDW Finance Corp.
225,000	2.67%, 12/01/2026	204,341
2,674,000	3.25%, 02/15/2029	2,312,005
195,000	3.57%, 12/01/2031	163,101
19,000	4.25%, 04/01/2028	17,673
		2,697,120
	Oil & Gas - 1.4%
420,000	Aker BP ASA 3.10%, 07/15/2031(1)	357,255
	BP Capital Markets America, Inc.
390,000	2.94%, 06/04/2051	273,971
31,000	3.00%, 02/24/2050	22,185
100,000	3.06%, 06/17/2041	77,890
741,000	3.63%, 04/06/2030	708,536
839,000	4.81%, 02/13/2033	852,297
181,000	ConocoPhillips Co. 4.03%, 03/15/2062	153,731
	Continental Resources, Inc.
240,000	2.88%, 04/01/2032(1)	188,339
25,000	4.38%, 01/15/2028	23,714
287,000	5.75%, 01/15/2031(1)	279,246
	Diamondback Energy, Inc.
280,000	6.25%, 03/15/2033	298,158
380,000	6.25%, 03/15/2053	396,999
1,935,000	Ecopetrol SA 4.63%, 11/02/2031	1,451,558
	Energean Israel Finance Ltd.
495,000	4.50%, 03/30/2024(1)(8)	483,615
709,000	5.88%, 03/30/2031(1)(8)	616,830
	Equinor ASA
275,000	3.25%, 11/18/2049	213,125
400,000	3.70%, 04/06/2050	337,089
5,000	5.10%, 08/17/2040	5,164
719,000	Hess Corp. 7.30%, 08/15/2031	808,572
1,225,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(8)	1,157,625
580,000	Marathon Oil Corp. 6.60%, 10/01/2037	596,017
	Ovintiv, Inc.
180,000	6.50%, 08/15/2034	184,207
545,000	6.63%, 08/15/2037	553,269
105,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	105,922
	Shell International Finance BV
8,000	2.88%, 11/26/2041	6,175
822,000	3.00%, 11/26/2051	594,717
224,000	3.25%, 04/06/2050	171,411
22,000	3.88%, 11/13/2028	21,710
245,000	Southwestern Energy Co. 4.75%, 02/01/2032	216,215
600,000	Tullow Oil PLC 7.00%, 03/01/2025(1)	365,093

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Oil & Gas - 1.4% - (continued)
$ 1,170,000	Var Energi ASA 7.50%, 01/15/2028(1)	$ 1,233,554
2,025,000	Viper Energy Partners LP 5.38%, 11/01/2027(1)	1,957,466
		14,711,655
	Packaging & Containers - 0.3%
3,265,000	Ball Corp. 4.00%, 11/15/2023	3,232,007
	Pharmaceuticals - 0.2%
540,000	Cigna Group 5.40%, 03/15/2033	560,648
	CVS Health Corp.
605,000	4.13%, 04/01/2040	520,351
30,000	5.05%, 03/25/2048	27,945
665,000	5.13%, 02/21/2030	675,082
52,000	5.13%, 07/20/2045	49,142
		1,833,168
	Pipelines - 1.0%
	Energy Transfer LP
75,100	4.25%, 04/01/2024	74,140
515,000	5.15%, 02/01/2043	450,536
25,000	5.15%, 03/15/2045	21,767
540,000	5.55%, 02/15/2028	550,554
136,000	5.95%, 12/01/2025	138,822
9,000	6.10%, 02/15/2042	8,726
	Enterprise Products Operating LLC
50,000	4.25%, 02/15/2048	42,534
245,000	4.95%, 10/15/2054	224,695
310,000	5.35%, 01/31/2033	322,251
	EQM Midstream Partners LP
60,000	5.50%, 07/15/2028	54,685
55,000	6.50%, 07/01/2027(1)	53,456
542,364	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	444,588
	Greensaif Pipelines Bidco Sarl
895,000	6.13%, 02/23/2038(1)	939,262
830,000	6.51%, 02/23/2042(1)	885,737
	MPLX LP
311,000	1.75%, 03/01/2026	285,754
5,000	4.90%, 04/15/2058	4,145
320,000	4.95%, 09/01/2032	313,715
370,000	4.95%, 03/14/2052	320,214
	ONEOK, Inc.
527,000	3.10%, 03/15/2030	465,877
475,000	3.40%, 09/01/2029	429,351
205,000	4.55%, 07/15/2028	200,862
240,000	5.20%, 07/15/2048	209,912
60,000	6.00%, 06/15/2035	59,698
385,000	6.10%, 11/15/2032	401,863
	Plains All American Pipeline LP/PAA Finance Corp.
844,000	3.80%, 09/15/2030	761,970
214,000	4.90%, 02/15/2045	173,540
	Targa Resources Corp.
503,000	4.20%, 02/01/2033	456,178
330,000	6.13%, 03/15/2033	343,968
515,000	6.25%, 07/01/2052	509,112
	Transcontinental Gas Pipe Line Co. LLC
205,000	3.25%, 05/15/2030	186,730
35,000	4.00%, 03/15/2028	33,682
	Western Midstream Operating LP
5,000	4.50%, 03/01/2028	4,772
555,000	6.15%, 04/01/2033	564,546
	Williams Cos., Inc.
104,000	3.90%, 01/15/2025	102,077
85,000	4.00%, 09/15/2025	83,168
60,000	4.50%, 11/15/2023	59,724
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Pipelines - 1.0% - (continued)
$ 585,000	4.65%, 08/15/2032	$ 566,797
420,000	5.65%, 03/15/2033	434,398
		11,183,806
	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
100,000	1.45%, 09/15/2026	89,139
75,000	2.40%, 03/15/2025	71,346
355,000	3.65%, 03/15/2027	339,152
2,110,000	American Tower Trust I 5.49%, 03/15/2028(1)	2,151,256
	Crown Castle, Inc.
695,000	2.90%, 03/15/2027	646,951
5,000	4.75%, 05/15/2047	4,372
1,625,000	4.80%, 09/01/2028	1,623,955
610,000	5.00%, 01/11/2028	615,813
	EPR Properties
25,000	3.60%, 11/15/2031	19,415
605,000	4.95%, 04/15/2028	538,855
	GLP Capital LP/GLP Financing II, Inc.
6,000	4.00%, 01/15/2030	5,322
940,000	4.00%, 01/15/2031	822,487
260,000	5.30%, 01/15/2029	250,232
258,000	5.75%, 06/01/2028	253,943
675,000	SBA Tower Trust 2.84%, 01/15/2050(1)	643,998
	VICI Properties LP
1,293,000	4.95%, 02/15/2030	1,235,966
350,000	5.13%, 05/15/2032	332,826
		9,645,028
	Retail - 0.7%
	AutoZone, Inc.
70,000	3.13%, 04/21/2026	66,994
385,000	4.75%, 08/01/2032	382,427
160,000	4.75%, 02/01/2033	158,732
	FirstCash, Inc.
2,699,000	4.63%, 09/01/2028(1)	2,461,812
810,000	5.63%, 01/01/2030(1)	752,429
	Gap, Inc.
2,024,000	3.63%, 10/01/2029(1)	1,436,720
1,726,000	3.88%, 10/01/2031(1)	1,206,068
	O'Reilly Automotive, Inc.
22,000	4.35%, 06/01/2028	21,843
490,000	4.70%, 06/15/2032	486,495
		6,973,520
	Semiconductors - 0.5%
	Broadcom, Inc.
581,000	3.42%, 04/15/2033(1)	488,566
110,000	3.63%, 10/15/2024	107,576
1,270,000	4.00%, 04/15/2029(1)	1,193,452
	Intel Corp.
569,000	3.05%, 08/12/2051	386,394
615,000	4.90%, 08/05/2052	567,703
225,000	5.13%, 02/10/2030	230,052
220,000	5.70%, 02/10/2053	224,785
400,000	5.90%, 02/10/2063	411,548
	Marvell Technology, Inc.
711,000	2.45%, 04/15/2028	623,569
265,000	2.95%, 04/15/2031	220,863
40,000	4.88%, 06/22/2028	39,230
	NVIDIA Corp.
628,000	3.50%, 04/01/2040	540,236
5,000	3.50%, 04/01/2050	4,078
80,000	NXP BV/NXP Funding LLC 5.55%, 12/01/2028	81,455

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Semiconductors - 0.5% - (continued)
$ 101,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	$ 96,749
735,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	596,835
		5,813,091
	Software - 1.3%
3,175,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,857,500
752,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	699,962
	MSCI, Inc.
959,000	3.63%, 11/01/2031(1)	809,756
341,000	3.88%, 02/15/2031(1)	298,723
395,000	4.00%, 11/15/2029(1)	355,907
	Open Text Corp.
2,395,000	3.88%, 12/01/2029(1)	2,012,693
945,000	6.90%, 12/01/2027(1)	976,054
380,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	314,551
	Oracle Corp.
200,000	2.88%, 03/25/2031	172,192
220,000	2.95%, 04/01/2030	194,636
151,000	3.60%, 04/01/2040	117,117
614,000	3.60%, 04/01/2050	435,993
6,000	3.80%, 11/15/2037	5,014
1,194,000	3.85%, 04/01/2060	836,926
95,000	4.00%, 07/15/2046	72,832
295,000	4.00%, 11/15/2047	226,449
35,000	4.13%, 05/15/2045	27,543
888,000	6.15%, 11/09/2029	940,090
2,260,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,187,313
		13,541,251
	Telecommunications - 0.6%
	AT&T, Inc.
666,000	3.55%, 09/15/2055	472,715
1,987,000	3.80%, 12/01/2057	1,458,077
5,000	4.75%, 05/15/2046	4,481
	Rogers Communications, Inc.
100,000	2.90%, 11/15/2026	93,211
35,000	3.80%, 03/15/2032(1)	31,464
56,000	4.30%, 02/15/2048	44,334
639,000	4.55%, 03/15/2052(1)	523,959
	T-Mobile USA, Inc.
527,000	2.05%, 02/15/2028	467,204
25,000	3.50%, 04/15/2025	24,309
100,000	3.75%, 04/15/2027	96,151
76,000	3.88%, 04/15/2030	71,464
495,000	5.05%, 07/15/2033	497,480
60,000	5.80%, 09/15/2062	62,056
	Verizon Communications, Inc.
12,000	1.75%, 01/20/2031	9,643
934,000	2.36%, 03/15/2032	765,427
320,000	2.55%, 03/21/2031	272,001
744,000	2.65%, 11/20/2040	527,867
35,000	2.88%, 11/20/2050	23,194
75,000	4.50%, 08/10/2033	72,324
405,000	Vodafone Group PLC 5.75%, 02/10/2063	400,531
		5,917,892
	Trucking & Leasing - 0.4%
1,615,000	DAE Funding LLC 1.55%, 08/01/2024(1)	1,527,026
	Penske Truck Leasing Co. LP/PTL Finance Corp.
885,000	2.70%, 11/01/2024(1)	849,239
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.9% - (continued)
	Trucking & Leasing - 0.4% - (continued)
$ 955,000	4.00%, 07/15/2025(1)	$ 925,644
600,000	4.40%, 07/01/2027(1)	578,243
		3,880,152
	Total Corporate Bonds (cost $280,994,358)	$ 263,180,708
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
	Angola - 0.1%
	Angolan Government International Bonds
580,000	8.00%, 11/26/2029(8)	$ 487,200
290,000	8.75%, 04/14/2032(1)	239,662
		726,862
	Benin - 0.1%
	Benin Government International Bonds
EUR 1,130,000	4.95%, 01/22/2035(1)	841,827
560,000	4.95%, 01/22/2035(8)	417,188
		1,259,015
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 455,000	2.38%, 08/20/2030(1)	390,845
825,000	5.00%, 07/15/2032(1)	826,955
		1,217,800
	Brazil - 0.4%
BRL 22,100,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	3,958,802
	Chile - 0.0%
EUR 790,000	Chile Government International Bonds 1.25%, 01/22/2051	453,820
	Colombia - 0.2%
	Colombia Government International Bonds
$ 1,175,000	5.00%, 06/15/2045	780,735
200,000	5.20%, 05/15/2049	134,000
1,410,000	5.63%, 02/26/2044	1,021,535
		1,936,270
	Costa Rica - 0.1%
650,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	661,105
	Ghana - 0.0%
204,000	Ghana Government International Bonds 6.38%, 02/11/2027(1)(9)	75,837
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 2,980,000	1.63%, 04/28/2032(8)	2,462,505
$ 525,000	6.75%, 09/25/2052(1)	544,740
		3,007,245
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 2,600,000	1.10%, 03/12/2033	2,124,096
100,000	2.15%, 07/18/2024(8)	108,087
145,000	2.63%, 06/14/2023(8)	159,760
		2,391,943
	Ivory Coast - 0.1%
845,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(8)	705,037
	Mexico - 0.3%
	Mexico Government International Bonds
200,000	1.13%, 01/17/2030	180,349

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.8% - (continued)
	Mexico - 0.3% - (continued)
EUR 3,000,000	1.45%, 10/25/2033	$ 2,396,928
$ 200,000	6.34%, 05/04/2053	206,219
		2,783,496
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 770,000	2.75%, 01/18/2025(8)	800,725
985,000	3.68%, 06/03/2026(1)	1,003,707
500,000	3.68%, 06/03/2026(8)	509,496
		2,313,928
	Panama - 0.0%
$ 200,000	Panama Government International Bonds 6.85%, 03/28/2054	208,817
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,400,000	1.20%, 04/28/2033	1,147,454
420,000	1.75%, 04/28/2041	299,346
		1,446,800
	Romania - 0.4%
	Romania Government International Bonds
1,265,000	2.63%, 12/02/2040(1)	816,271
2,145,000	2.75%, 04/14/2041(8)	1,395,576
750,000	3.38%, 02/08/2038(8)	579,360
1,589,000	4.63%, 04/03/2049(8)	1,306,921
		4,098,128
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
580,000	2.00%, 07/09/2039(8)	463,432
$ 615,000	5.00%, 01/18/2053(1)	581,342
		1,044,774
	United Arab Emirates - 0.1%
1,460,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	1,211,081
	Total Foreign Government Obligations (cost $39,608,985)	$ 29,500,760
MUNICIPAL BONDS - 1.3%
	Development - 0.2%
1,705,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$ 1,670,943
	General - 0.5%
250,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	218,477
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,522,657
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	1,654,903
1,430,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	1,330,839
		4,726,876
	General Obligation - 0.1%
	State of California, CA, GO
335,000	7.30%, 10/01/2039	419,916
10,000	7.55%, 04/01/2039	13,125
	State of Illinois, IL, GO
276,818	4.95%, 06/01/2023	276,632
190,000	6.88%, 07/01/2025	194,277
		903,950
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.3% - (continued)
	School District - 0.2%
	Chicago Board of Education, IL, GO
$ 270,000	6.04%, 12/01/2029	$ 269,962
220,000	6.14%, 12/01/2039	210,341
1,335,000	6.32%, 11/01/2029	1,363,254
		1,843,557
	Transportation - 0.2%
	Metropolitan Transportation Auth, NY, Rev
600,000	5.00%, 11/15/2050	620,104
1,840,000	5.18%, 11/15/2049	1,740,515
		2,360,619
	Utilities - 0.1%
1,355,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	1,422,502
	Utility - Electric - 0.0%
363,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	402,818
	Total Municipal Bonds (cost $14,024,192)	$ 13,331,265
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Entertainment - 0.0%
139,103	Crown Finance U.S., Inc. 14.98%, 09/07/2023, 1 mo. EURIBOR + 10.00%	$ 141,625
	Total Senior Floating Rate Interests (cost $133,968)	$ 141,625
U.S. GOVERNMENT AGENCIES - 46.5%
	Mortgage-Backed Agencies - 46.5%
	Federal Home Loan Mortgage Corp. - 4.8%
3,107,335	0.64%, 01/25/2034(3)(4)	$ 114,481
1,557,054	0.75%, 10/25/2026(3)(4)	26,796
6,568,700	0.81%, 12/25/2030(3)(4)	286,659
3,293,514	0.89%, 06/25/2027(3)(4)	84,286
1,472,794	0.97%, 11/25/2030(3)(4)	75,366
664,434	1.00%, 10/25/2040	536,983
1,266,195	1.00%, 02/25/2051	1,082,886
2,585,277	1.12%, 10/25/2030(3)(4)	149,592
4,264,108	1.21%, 06/25/2030(3)(4)	271,508
3,430,745	1.25%, 01/25/2030(3)(4)	203,320
5,424,832	1.50%, 05/15/2037(4)	325,486
3,316,762	1.54%, 05/25/2030(3)(4)	265,806
2,073,474	1.68%, 05/25/2030(3)(4)	180,026
254,725	1.75%, 10/15/2042	222,909
192,085	2.00%, 12/01/2040	165,196
1,125,619	2.00%, 05/01/2041	967,950
1,264,299	2.00%, 12/01/2041	1,087,170
740,079	2.00%, 10/01/2050	616,107
912,245	2.00%, 02/01/2051	761,090
4,580,121	2.00%, 03/01/2051	3,813,241
1,542,220	2.00%, 04/01/2051	1,282,484
851,506	2.00%, 05/01/2051	715,168
362,772	2.00%, 08/01/2051	301,618
369,369	2.00%, 11/01/2051	307,325
1,327,877	2.00%, 01/01/2052	1,103,222
1,436,600	2.00%, 04/01/2052	1,197,595
3,058,090	2.50%, 04/25/2036(4)	310,667
537,905	2.50%, 05/01/2050	470,264
665,120	2.50%, 06/01/2050	575,916
1,648,048	2.50%, 06/25/2050(4)	239,163
2,631,207	2.50%, 07/01/2050	2,286,393
1,064,508	2.50%, 08/01/2050	925,827
1,557,898	2.50%, 09/01/2050	1,350,765
1,151,082	2.50%, 11/01/2050	1,000,966
352,011	2.50%, 02/01/2051	308,094

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal Home Loan Mortgage Corp. - 4.8% - (continued)
$ 872,952	2.50%, 03/01/2051	$ 755,439
397,644	2.50%, 05/01/2051	345,298
260,192	2.50%, 07/01/2051	225,235
363,712	2.50%, 08/01/2051	315,477
617,959	2.50%, 10/01/2051	534,114
1,688,915	2.50%, 03/15/2052(4)	244,226
1,120,146	2.50%, 03/25/2052	996,664
450,166	2.50%, 04/01/2052	389,117
1,348,878	3.00%, 10/01/2032	1,290,592
4,177	3.00%, 05/15/2041	3,944
95,602	3.00%, 07/01/2047	87,469
139,724	3.00%, 01/01/2048	127,271
1,202,079	3.00%, 07/01/2050	1,089,117
780,572	3.00%, 08/01/2050	701,957
1,667,487	3.00%, 09/25/2051(4)	279,528
1,187,781	3.00%, 10/01/2051	1,073,328
453,095	3.00%, 01/01/2052	410,463
585,713	3.00%, 05/01/2052	528,060
1,366,730	3.50%, 01/15/2033(4)	144,560
552,970	3.50%, 05/15/2034(4)	43,514
710,281	3.50%, 10/15/2042	662,923
243,690	3.50%, 10/15/2045	226,030
713,800	3.50%, 12/01/2046	673,756
653,410	3.50%, 12/15/2046	616,806
458,581	3.50%, 01/01/2047	436,645
247,380	3.50%, 03/15/2047	230,022
131,173	3.50%, 06/01/2047	123,815
161,281	3.50%, 12/01/2047	151,944
174,269	3.50%, 01/01/2048	164,412
246,186	3.50%, 12/01/2048	231,659
354,870	4.00%, 05/01/2038	345,988
454,301	4.00%, 05/25/2040(4)	68,588
755,173	4.00%, 09/15/2041	733,659
10,308	4.00%, 01/01/2042	10,070
169,762	4.00%, 03/01/2042	166,025
4,696	4.00%, 04/01/2042	4,590
6,577	4.00%, 06/01/2042	6,454
210,679	4.00%, 11/01/2047	205,290
420,682	4.00%, 12/01/2047	416,813
1,449,243	4.00%, 04/01/2049	1,404,190
712,934	4.00%, 07/01/2049	692,247
99,128	5.00%, 09/01/2035	100,549
333,017	5.00%, 09/15/2036(4)	57,259
1,106,612	5.00%, 03/15/2045(4)	233,309
153,705	5.00%, 02/15/2048(4)	31,453
49,537	5.00%, 09/01/2048	50,015
30,607	5.00%, 02/01/2049	30,876
1,645,876	5.00%, 09/01/2052	1,637,363
843,695	5.00%, 10/01/2052	837,774
104,489	5.00%, 11/01/2052	103,737
2,570,054	5.00%, 12/01/2052	2,551,673
32,129	5.00%, 01/01/2053	31,897
667,871	5.00%, 02/01/2053	662,993
1,554,949	5.00%, 04/01/2053	1,543,693
10,065	5.50%, 02/01/2029	10,145
14,850	5.50%, 12/01/2038	14,973
458,810	5.50%, 05/15/2040(4)	91,820
432,197	5.50%, 06/15/2046(4)	85,777
387,620	5.50%, 10/15/2046(4)	74,817
322,730	5.50%, 02/01/2049	330,122
39,912	5.50%, 03/01/2049	40,826
1,269,034	5.50%, 02/01/2053	1,286,414
517,240	9.27%, 11/25/2023, 1 mo. USD LIBOR + 4.25%(2)	524,960
		51,102,069
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal National Mortgage Association - 14.2%
$ 143,924	0.00%, 06/25/2041(11)(12)	$ 109,953
2,396,745	0.40%, 01/25/2030(3)(4)	26,942
6,662,594	1.32%, 06/25/2034(3)(4)	580,638
3,743,302	1.50%, 11/25/2035(4)	216,588
222,303	1.50%, 07/01/2051	174,839
3,897,732	1.50%, 09/01/2051	3,065,536
4,079,700	1.51%, 05/25/2029(3)(4)	219,756
804,056	2.00%, 03/01/2036	725,845
1,436,145	2.00%, 06/01/2036	1,295,958
683,160	2.00%, 09/01/2040	587,536
2,449,159	2.00%, 12/01/2040	2,106,315
656,204	2.00%, 04/01/2041	564,301
233,971	2.00%, 05/01/2041	201,200
2,678	2.00%, 09/25/2041	2,460
915,111	2.00%, 10/01/2041	786,910
4,602	2.00%, 12/25/2041	4,196
585,894	2.00%, 02/01/2042	503,904
336,073	2.00%, 03/25/2044	308,959
348,113	2.00%, 05/25/2044	317,031
2,359,348	2.00%, 10/01/2050	1,965,174
1,842,003	2.00%, 12/01/2050	1,533,233
4,014,052	2.00%, 02/01/2051	3,339,769
6,321,279	2.00%, 03/01/2051	5,257,949
8,170,454	2.00%, 04/01/2051	6,797,102
1,209,242	2.00%, 05/01/2051	1,004,412
280,758	2.00%, 07/01/2051	233,334
1,542,184	2.00%, 09/01/2051	1,283,622
9,327,806	2.00%, 04/01/2052	7,738,638
412,619	2.25%, 04/01/2033	349,597
952,953	2.50%, 06/25/2045	791,248
8,528	2.50%, 03/25/2046	7,884
652,519	2.50%, 06/01/2050	566,470
571,369	2.50%, 07/01/2050	496,454
1,015,925	2.50%, 09/01/2050	881,998
1,674,108	2.50%, 10/01/2050	1,463,314
405,402	2.50%, 01/01/2051	353,596
1,690,230	2.50%, 02/25/2051(4)	274,304
8,949,072	2.50%, 05/01/2051	7,747,864
1,555,668	2.50%, 06/01/2051	1,345,101
843,085	2.50%, 07/01/2051	733,142
394,540	2.50%, 08/01/2051	346,374
568,331	2.50%, 09/01/2051	493,305
1,163,978	2.50%, 10/01/2051	1,006,293
8,134,246	2.50%, 11/01/2051	7,096,213
2,481,254	2.50%, 12/01/2051	2,155,915
983,516	2.50%, 01/01/2052	856,584
4,563,885	2.50%, 02/01/2052	3,956,282
1,377,755	2.50%, 03/01/2052	1,190,377
534,694	2.50%, 04/01/2052	463,592
1,370,649	2.50%, 09/25/2052(4)	218,614
1,269,219	2.50%, 01/01/2057	1,096,535
742,179	3.00%, 04/25/2033(4)	50,146
205,134	3.00%, 08/01/2033	196,272
1,335,791	3.00%, 06/01/2038	1,257,603
501,851	3.00%, 11/25/2042	460,731
5,617	3.00%, 02/25/2043	5,359
910,775	3.00%, 03/25/2043	833,163
1,148,300	3.00%, 05/25/2043	1,047,714
1,181,687	3.00%, 11/25/2044	1,072,183
984,540	3.00%, 01/25/2045	879,834
77,346	3.00%, 01/25/2046	72,254
1,034,400	3.00%, 02/25/2047	965,388
371,469	3.00%, 08/25/2049	342,600
421,602	3.00%, 02/01/2050	382,973
1,790,871	3.00%, 07/01/2050	1,626,776
399,207	3.00%, 08/01/2050	364,517

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal National Mortgage Association - 14.2% - (continued)
$ 1,774,562	3.00%, 12/01/2050	$ 1,607,835
874,605	3.00%, 05/01/2051	798,614
1,479,089	3.00%, 07/01/2051	1,329,732
408,364	3.00%, 08/01/2051	369,448
1,489,697	3.00%, 09/01/2051	1,344,349
2,132,239	3.00%, 10/01/2051	1,923,705
2,217,887	3.00%, 11/01/2051	1,995,468
1,240,815	3.00%, 12/01/2051	1,117,655
563,088	3.00%, 01/01/2052	505,994
1,888,943	3.00%, 01/25/2052(4)	297,722
730,771	3.00%, 04/01/2052	659,743
868,773	3.00%, 05/01/2052	783,734
1,644,644	3.50%, 07/25/2033(4)	139,307
601,734	3.50%, 08/25/2033(4)	64,606
398,427	3.50%, 04/25/2034(4)	22,169
1,041,593	3.50%, 05/01/2037	1,002,843
731,794	3.50%, 11/25/2039(4)	68,956
501,277	3.50%, 10/01/2041	477,663
4,197	3.50%, 05/25/2042	4,029
1,147,461	3.50%, 11/25/2042	1,081,967
98,665	3.50%, 07/25/2044	96,072
243,160	3.50%, 12/01/2045	229,279
213,761	3.50%, 01/01/2046	201,585
169,356	3.50%, 03/01/2046	160,057
807,386	3.50%, 12/01/2046	769,316
271,202	3.50%, 05/01/2047	255,721
462,118	3.50%, 09/01/2047	435,447
237,972	3.50%, 01/01/2048	223,977
306,803	3.50%, 02/01/2048	289,133
88,321	3.50%, 06/01/2048	83,045
422,689	3.50%, 07/01/2048	398,559
90,563	3.50%, 11/01/2048	85,294
273,697	3.50%, 03/25/2049	262,161
671,417	3.50%, 04/25/2049	644,443
705,164	3.50%, 06/01/2049	669,347
998,963	3.50%, 11/01/2051	928,464
1,390,546	3.50%, 04/01/2052	1,291,806
739,173	3.50%, 05/01/2056	689,593
646,061	3.50%, 11/25/2057	618,790
1,137,367	3.50%, 05/01/2058	1,055,437
760,000	3.52%, 11/01/2032	719,946
703,080	4.00%, 08/01/2038	685,891
2,569	4.00%, 11/01/2040	2,510
32,627	4.00%, 02/01/2041	31,858
407,433	4.00%, 06/01/2041	394,039
5,115	4.00%, 09/01/2041	4,997
8,345	4.00%, 10/01/2041	8,155
176,605	4.00%, 01/01/2042	172,536
225,556	4.00%, 02/01/2042	220,360
64,324	4.00%, 05/01/2042	62,842
2,545	4.00%, 09/01/2042	2,517
956,905	4.00%, 01/01/2043	935,150
19,184	4.00%, 10/01/2043	18,742
293,584	4.00%, 09/01/2047	285,120
529,065	4.00%, 10/01/2047	514,249
273,828	4.00%, 11/01/2047	266,250
1,743,056	4.00%, 06/01/2048	1,693,956
538,130	4.00%, 01/01/2049	521,728
1,862,975	4.00%, 04/01/2049	1,800,467
621,013	4.00%, 09/01/2049	601,839
1,339,592	4.00%, 04/01/2050	1,296,508
552,442	4.00%, 08/01/2051	533,971
866,232	4.00%, 06/01/2052	830,319
850,000	4.19%, 04/01/2028	847,000
400,000	4.21%, 03/01/2033	399,056
580,000	4.41%, 04/01/2030	583,326
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Federal National Mortgage Association - 14.2% - (continued)
$ 430,000	4.50%, 04/01/2033	$ 439,303
685,095	4.50%, 12/01/2037	683,195
446,061	4.50%, 04/01/2048	442,724
196,388	4.50%, 04/01/2049	194,782
826,161	4.50%, 01/01/2051	820,383
1,486,754	4.50%, 03/01/2053	1,451,093
215,000	4.75%, 04/01/2028	220,411
332,967	5.00%, 06/25/2048(4)	57,171
1,137,061	5.00%, 07/01/2052	1,130,692
1,735,598	5.00%, 09/01/2052	1,723,103
3,977,907	5.00%, 10/01/2052	3,949,392
116,727	5.00%, 11/01/2052	115,889
930,105	5.00%, 12/01/2052	923,588
959,999	5.00%, 03/01/2053	953,920
8,675,000	5.00%, 04/01/2053	8,612,017
358,828	5.50%, 04/25/2044(4)	60,877
853,012	5.50%, 10/01/2052	864,690
1,539,696	5.50%, 11/01/2052	1,554,415
2,532,535	5.50%, 12/01/2052	2,557,056
		149,571,767
	Government National Mortgage Association - 10.3%
156,294	2.00%, 06/16/2042	143,648
1,402,809	2.00%, 10/20/2050	1,206,556
4,540,000	2.00%, 05/18/2053	3,881,214
59,502	2.50%, 05/20/2040	57,163
1,026,506	2.50%, 09/20/2051	907,202
3,415,983	2.50%, 10/20/2051	3,017,930
5,710,000	2.50%, 05/18/2053(13)	5,041,756
1,238,888	3.00%, 01/16/2044	1,135,208
624,425	3.00%, 11/20/2045	553,986
692,821	3.00%, 02/20/2047	642,337
591,434	3.00%, 05/20/2049	535,495
4,489,848	3.00%, 04/20/2051	4,114,068
2,536,852	3.00%, 08/20/2051	2,320,122
1,633,332	3.00%, 09/20/2051	1,493,789
508,758	3.00%, 10/20/2051	465,128
3,504,603	3.00%, 12/20/2051	3,193,188
20,580,000	3.00%, 01/20/2052(13)	18,753,453
886,530	3.00%, 02/20/2052	816,845
1,418,067	3.00%, 04/20/2052	1,292,912
266,553	3.50%, 11/20/2042	251,614
534,724	3.50%, 06/20/2046	509,276
116,609	3.50%, 07/20/2046	110,939
121,936	3.50%, 10/20/2046	116,005
538,615	3.50%, 02/20/2047	512,422
144,833	3.50%, 05/20/2047	138,180
147,850	3.50%, 07/20/2047	140,683
108,484	3.50%, 11/20/2047	103,076
133,643	3.50%, 03/20/2048	126,990
629,643	3.50%, 02/20/2049	597,450
664,776	3.50%, 06/20/2050	629,159
16,375,000	3.50%, 03/20/2052(13)	15,356,988
1,063,652	3.50%, 08/20/2052	997,371
5,223,534	3.50%, 09/20/2052	4,898,024
933,131	3.50%, 11/20/2052	874,983
1,925,633	3.50%, 01/20/2053	1,805,641
328,418	3.88%, 08/15/2042	322,076
1,028,640	4.00%, 09/16/2042(4)	207,307
369,500	4.00%, 09/20/2042(4)	48,598
228,496	4.00%, 12/20/2044(4)	37,596
506,647	4.00%, 08/20/2045	495,012
687,481	4.00%, 09/20/2047	671,099
19,217	4.00%, 04/20/2048	18,706
998,081	4.00%, 07/20/2048	970,290
12,330,000	4.00%, 05/18/2053(13)	11,838,727
994,131	4.50%, 02/20/2040	1,001,088

63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 46.5% - (continued)
	Mortgage-Backed Agencies - 46.5% - (continued)
	Government National Mortgage Association - 10.3% - (continued)
$ 756,849	4.50%, 06/16/2043(4)	$ 137,755
355,761	4.50%, 05/20/2045(4)	64,687
530,519	4.50%, 08/20/2045(4)	100,688
605,012	4.50%, 12/16/2046(4)	88,049
385,002	4.50%, 05/20/2048(4)	61,110
257,988	4.50%, 06/20/2048(4)	45,504
182,142	4.50%, 05/20/2052	178,456
6,970,000	4.50%, 05/18/2053(13)	6,825,155
306,375	5.00%, 12/20/2043(4)	61,476
1,601,878	5.00%, 07/16/2044(4)	270,153
293,442	5.00%, 11/16/2046(4)	48,545
282,615	5.00%, 06/16/2047(4)	48,532
367,391	5.00%, 11/16/2047(4)	65,369
988,267	5.00%, 11/20/2049	993,400
7,245,000	5.00%, 05/18/2053(13)	7,205,379
260,512	5.50%, 02/20/2044(4)	35,083
203,505	5.50%, 09/15/2045	211,108
291,008	5.50%, 09/20/2045(4)	61,016
		108,852,765
	Uniform Mortgage-Backed Security - 17.2%
125,000	1.50%, 05/15/2053(13)	98,224
3,013,000	2.00%, 05/15/2038(13)	2,711,700
23,867,000	2.00%, 05/15/2053(13)	19,798,662
2,450,000	2.50%, 05/15/2038(13)	2,267,781
220,000	2.50%, 05/11/2053(13)	190,008
6,635,000	3.00%, 05/15/2038(13)	6,293,920
2,655,000	3.50%, 05/15/2038(13)	2,563,851
640,000	4.00%, 05/15/2038(13)	627,400
12,222,000	4.50%, 05/15/2038(13)	12,136,064
81,332,000	4.50%, 05/15/2053(13)	79,346,356
7,125,000	5.00%, 05/15/2053(13)	7,072,397
46,386,000	5.50%, 05/15/2053(13)	46,710,340
1,370,000	6.00%, 05/15/2053(13)	1,395,259
		181,211,962
	Total U.S. Government Agencies (cost $506,081,473)	$ 490,738,563
U.S. GOVERNMENT SECURITIES - 24.2%
	U.S. Treasury Securities - 24.2%
	U.S. Treasury Bonds - 12.0%
26,110,000	1.25%, 05/15/2050	$ 15,201,935
12,400,000	1.63%, 11/15/2050	7,959,734
8,585,000	2.75%, 11/15/2042	7,310,999
3,145,000	2.88%, 08/15/2045	2,684,921
56,000	2.88%, 05/15/2052	47,867
2,525,000	3.00%, 11/15/2045	2,202,767
1,395,000	3.00%, 02/15/2048	1,216,102
11,380,000	3.00%, 08/15/2052	9,985,950
3,365,000	3.13%, 02/15/2043	3,037,307
2,645,000	3.13%, 08/15/2044	2,367,792
1,390,000	3.13%, 05/15/2048	1,240,412
21,430,000	3.38%, 08/15/2042	20,157,594
6,010,000	3.38%, 05/15/2044	5,608,786
30,225,000	3.38%, 11/15/2048	28,267,459
8,845,000	3.63%, 02/15/2044(14)	8,583,451
10,985,000	3.88%, 02/15/2043	11,087,984
		126,961,060
	U.S. Treasury Inflation-Protected Bonds - 0.4%
1,198,274	0.13%, 02/15/2052(15)	816,734
4,235,147	0.25%, 02/15/2050(15)	3,030,487
		3,847,221
	U.S. Treasury Inflation-Protected Notes - 3.8%
16,227,282	0.25%, 07/15/2029(15)	15,302,295
5,290,318	0.75%, 07/15/2028(15)	5,164,363
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 24.2% - (continued)
	U.S. Treasury Securities - 24.2% - (continued)
	U.S. Treasury Inflation-Protected Notes - 3.8% - (continued)
$ 3,448,553	0.88%, 01/15/2029(15)		$ 3,370,489
16,090,526	1.13%, 01/15/2033(15)		15,907,465
			39,744,612
	U.S. Treasury Notes - 8.0%
16,965,000	1.38%, 11/15/2031(16)		14,395,730
1,814,800	1.88%, 02/15/2032		1,600,781
1,565,000	2.13%, 05/31/2026		1,490,724
25,595,000	2.75%, 08/15/2032		24,171,278
3,596,800	2.88%, 05/15/2032		3,435,928
6,765,000	4.00%, 10/31/2029		6,943,374
30,910,000	4.13%, 09/30/2027(16)		31,553,556
775,000	4.63%, 03/15/2026		792,619
			84,383,990
	Total U.S. Government Securities (cost $275,720,666)		$ 254,936,883
	Total Long-Term Investments (cost $1,375,809,285)		$ 1,291,513,811
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
2,105,751	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $2,106,592; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $2,147,944		$ 2,105,751
	Total Short-Term Investments (cost $2,105,751)		$ 2,105,751
	Total Investments Excluding Purchased Options (cost $1,377,915,036)	122.6%	$ 1,293,619,562
	Total Purchased Options (cost $145,350)	0.0%	$ 149,312
	Total Investments (cost $1,378,060,386)	122.6%	$ 1,293,768,874
	Other Assets and Liabilities	(22.6)%	(238,282,733)
	Total Net Assets	100.0%	$ 1,055,486,141
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $301,136,127, representing 28.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.

64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Investment valued using significant unobservable inputs.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $13,391,240, representing 1.3% of net assets.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2023.
(11)	Security disclosed is principal-only strips.
(12)	Security is a zero-coupon bond.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2023, the market value of securities pledged was $4,172,848.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2023, the market value of securities pledged was $3,182,464.

OTC Swaptions Outstanding at April 30, 2023
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
1D USD SOFR Compound*	BCLY	3.11%	Pay	04/20/2026	USD	1,275,000	$ 83,191	$ 72,675	$ 10,516
Put
1D USD SOFR Compound*	BCLY	3.11%	Pay	04/20/2026	USD	1,275,000	$ 66,121	$ 72,675	$ (6,554)
Total purchased OTC swaption contracts							$ 149,312	$ 145,350	$ 3,962

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	355	06/30/2023	$ 73,188,242	$ (291,007)
U.S. Treasury 5-Year Note Future	1,274	06/30/2023	139,811,547	137,256
U.S. Treasury 10-Year Ultra Future	39	06/21/2023	4,736,672	(653)
U.S. Treasury Long Bond Future	23	06/21/2023	3,028,094	93,907
Total				$ (60,497)
Short position contracts:
Canadian 10-Year Bond Future	150	06/21/2023	$ 13,943,818	$ (515,685)
65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Futures Contracts Outstanding at April 30, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Euro BUXL 30-Year Bond Future	95	06/08/2023	$ 14,630,762	$ (563,184)
Euro-BOBL Future	180	06/08/2023	23,443,001	(62,552)
Euro-BUND Future	70	06/08/2023	10,476,078	(377,625)
U.S. Treasury 10-Year Note Future	443	06/21/2023	51,034,984	(73,568)
U.S. Treasury Ultra Bond Future	94	06/21/2023	13,292,187	141,431
Total				$ (1,451,183)
Total futures contracts				$ (1,511,680)

TBA Sale Commitments Outstanding at April 30, 2023
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.50%	$ 3,133,000	05/15/2053	$ (2,705,887)	$ 10,400
Uniform Mortgage-Backed Security, 3.00%	17,753,000	05/15/2053	(15,912,451)	57,907
Uniform Mortgage-Backed Security, 3.50%	24,775,000	05/15/2053	(22,987,988)	119,265
Uniform Mortgage-Backed Security, 4.00%	11,837,000	05/15/2053	(11,299,249)	35,554
Total TBA sale commitments (proceeds receivable $53,128,701)			$ (52,905,575)	$ 223,126
At April 30, 2023, the aggregate market value of TBA Sale Commitments represents (5.0)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.38.V1	USD	15,930,000	(1.00%)	12/20/2027	Quarterly	$ 967,237	$ 836,145	$ (131,092)
Total						$ 967,237	$ 836,145	$ (131,092)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	3,350,000	(1.00%)	06/20/2027	Quarterly	$ 153,100	$ 86,094	$ (67,006)
Total						$ 153,100	$ 86,094	$ (67,006)
Total centrally cleared credit default swap contracts						$ 1,120,337	$ 922,239	$ (198,098)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.16% Fixed	12 Mo. USD SOFR	USD	150,000	04/22/2036	Annual	$ —	$ —	$ (1,809)	$ (1,809)
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	46,786	—	78,995	32,209
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	3,128	—	22,884	19,756
3.25% Fixed	12 Mo. USD SOFR	USD	1,225,000	06/21/2053	Annual	—	(13,526)	(69,113)	(55,587)
Total centrally cleared interest rate swaps contracts						$ 49,914	$ (13,526)	$ 30,957	$ (5,431)

66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,573,000	EUR	1,682,765	USD	SSG	06/21/2023	$ 59,040
272,000	EUR	294,510	USD	BNP	06/21/2023	6,679
3,659,178	USD	19,188,000	BRL	MSC	06/21/2023	(138,448)
152,725	USD	138,519	EUR	UBS	05/31/2023	(489)
19,266,829	USD	17,945,000	EUR	DEUT	06/21/2023	(603,911)
Total foreign currency contracts						$ (677,129)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 239,684,007	$ —	$ 238,175,287	$ 1,508,720
Corporate Bonds	263,180,708	—	263,180,708	—
Foreign Government Obligations	29,500,760	—	29,500,760	—
Municipal Bonds	13,331,265	—	13,331,265	—
Senior Floating Rate Interests	141,625	—	141,625	—
U.S. Government Agencies	490,738,563	—	490,738,563	—
U.S. Government Securities	254,936,883	—	254,936,883	—
Short-Term Investments	2,105,751	—	2,105,751	—
Purchased Options	149,312	—	149,312	—
Foreign Currency Contracts(2)	65,719	—	65,719	—
Futures Contracts(2)	372,594	372,594	—	—
Swaps - Interest Rate(2)	51,965	—	51,965	—
Total	$ 1,294,259,152	$ 372,594	$ 1,292,377,838	$ 1,508,720
Liabilities
Foreign Currency Contracts(2)	$ (742,848)	$ —	$ (742,848)	$ —
Futures Contracts(2)	(1,884,274)	(1,884,274)	—	—
Swaps - Interest Rate(2)	(57,396)	—	(57,396)	—
Swaps - Credit Default(2)	(198,098)	—	(198,098)	—
TBA Sale Commitments	(52,905,575)	—	(52,905,575)	—
Total	$ (55,788,191)	$ (1,884,274)	$ (53,903,917)	$ —

(1)	For the period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2023 is not presented.
67

Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PLN	Poland Zloty
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ARM	Adjustable Rate Mortgage
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SCP	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept Program
TBA	To Be Announced
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

68

Hartford Funds Exchange-Traded Trust
 Notes to the Schedules of Investments
 April 30, 2023  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value ("NAV") of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act ("the Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
69

Hartford Funds Exchange-Traded Trust
 Notes to the Schedules of Investments – (continued)
 April 30, 2023  (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.
70